UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Bond Index Fund	LifePath® 2025 Portfolio
BlackRock S&P 500 Stock Fund	LifePath® 2035 Portfolio
LifePath® Retirement Portfolio	LifePath® 2045 Portfolio
LifePath 2020 Portfolio®	LifePath® 2055 Portfolio
LifePath 2030 Portfolio®	BlackRock Cash Funds: Institutional
LifePath 2040 Portfolio®	BlackRock Cash Funds: Prime
LifePath® 2050 Portfolio	BlackRock Cash Funds: Government
BlackRock Cash Funds: Treasury
Master Investment Portfolio
Bond Index Master Portfolio	LifePath® 2025 Master Portfolio
S&P 500 Stock Master Portfolio	LifePath® 2035 Master Portfolio
LifePath® Retirement Master Portfolio	LifePath® 2045 Master Portfolio
LifePath 2020 Master Portfolio®	LifePath® 2055 Master Portfolio
LifePath 2030 Master Portfolio®	Money Market Master Portfolio
LifePath 2040 Master Portfolio®	Prime Money Market Master Portfolio
LifePath 2050 Master Portfolio®	Government Money Market Master Portfolio
Active Stock Master Portfolio	Treasury Money Market Master Portfolio
CoreAlpha Bond Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2010

Date of reporting period: 06/30/2010

Item 1	–	Report to Stockholders

BlackRock Funds III

SEMI-ANNUAL REPORT JUNE 30, 2010 | (UNAUDITED)

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK FUNDS III	JUNE 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe and mixed economic data that have raised concerns over the possibility that some economies could slide back into recession. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world. Regarding the US economy, we believe it is unlikely that the United States will experience a “double dip” recession, although we acknowledge that subpar growth is likely to persist for some time.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated — primarily as a result of uneven economic data and lingering deflation issues (especially in Europe). As the period drew to a close, equity markets had endured a significant correction that drove stock prices into negative territory on a year-to-date basis in almost every market. Over a 12-month basis, however, global equities posted positive returns thanks to improving corporate revenues and profits and a reasonably strong macro backdrop. From a geographic perspective, US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outperformed large caps.

In fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, however, Treasury yields fell sharply as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. As a result, US Treasuries became one of the world’s best-performing asset classes on a six-month basis. High yield bonds have also continued to perform well, thanks in large part to ongoing high levels of investor demand. Meanwhile, municipal bonds performed in-line with their taxable counterparts on a 12-month basis, but slightly underperformed over the last six months as investors rotated to the relative safety of Treasuries.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of June 30, 2010	6-month	12-month
US equities (S&P 500 Index)	(6.65)%	14.43%
Small cap US equities (Russell 2000 Index)	(1.95)	21.48
International equities (MSCI Europe, Australasia, Far East Index)	(13.23)	5.92
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	9.36	8.20
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.33	9.50
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.31	9.61
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.45	26.66

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2010	BlackRock Bond Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2010, the BlackRock Bond Index Fund (the “Fund”) generated a total return of 5.48% through its investment in the Bond Index Master Portfolio (the “Master Portfolio”), outperforming the benchmark, the Barclays Capital US Aggregate Bond Index (the “Index”), which returned 5.33%. The Index is comprised of US government securities and investment grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) have been struggling. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

Describe recent portfolio activity.

•

During the six-month period, the Master Portfolio selected securities for investment in accordance with their relative proportion within the Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors, in order to maintain its objective of providing investment results that corresponded to the total return performance of the Index.

Describe portfolio positioning at period-end.

•	In keeping with its investment objective, the Master Portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	JUNE 30, 2010

BlackRock Bond Index Fund

Total Return Based on a $10,000 Investment

1	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in long-term, fixed income securities that are rated in the four highest categories of the recognized rating agencies (Baa or better by Moody’s Investors Service, Inc., or BBB or better by Standard & Poor’s).

2	The unmanaged market-weighted index is composed of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

Performance Summary for the Period Ended June 30, 2010

	Standardized	6-Month	Average Annual Total Returns
	30-Day Yields	Total Returns	1 Year	5 Years	10 Years
BlackRock Bond Index Fund	3.17%	5.48%	9.22%	5.65%	6.48%
Barclays Capital US Aggregate Bond Index	—	5.33	9.50	5.54	6.47

See “About Fund Performance” on page 8 for further information on how performance was calculated.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[4]
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[3]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[3]	Annualized Expense Ratio
BlackRock Bond Index Fund	$1,000	$1,035.50	$1.18	$1,000	$1,024.00	$1.17	0.23%

3	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio.

4	Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS III	JUNE 30, 2010	5

Fund Summary as of June 30, 2010	BlackRock S&P 500 Stock Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2010, the BlackRock S&P 500 Stock Fund (the “Fund”) generated a total return of (6.70)% through its investment in the S&P 500 Stock Master Portfolio (the “Master Portfolio”), slightly underperforming the benchmark, the Standard & Poor’s (S&P) 500 Index» (the “Index”), which returned (6.65)%. The Index is a capitalization-weighted index representing a broad range of industries chosen for market size, liquidity and industry group representation, and is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) have been struggling. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less-positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

•	For the six-month period, the Dow Jones Industrial Average fell 5.00%, the Nasdaq Composite lost 6.63%; and the Index declined 6.65% on a total return basis.

•

Within the benchmark Index, all 10 sectors recorded negative returns for the period. Industrials (-0.85%), consumer discretionary (-1.59%) and consumer staples (-2.79%) were the smallest detractors from performance, while materials (-12.88%) and energy (-12.21%) posted comparatively larger losses.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the Index, the Master Portfolio purchased and sold securities to maintain its objective of providing investment results that corresponded to the total return performance of the Index.

Describe portfolio positioning at period-end.

•	In keeping with its investment objective, the Master Portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS III	JUNE 30, 2010

BlackRock S&P 500 Stock Fund

Total Return Based on a $10,000 Investment

1	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the United States.

2	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (the “NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended June 30, 2010

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	10 Years
BlackRock S&P 500 Stock Fund	(6.70)%	14.33%	(0.88)%	(1.72)%
S&P 500 Index	(6.65)	14.43	(0.79)	(1.59)

See “About Fund Performance” on page 8 for further information on how performance was calculated.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[4]
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[3]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[3]	Annualized Expense Ratio
BlackRock S&P 500 Stock Index Fund	$1,000	$933.00	$0.96	$1,000	$1,023.80	$1.00	0.20%

3	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio.

4	Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS III	JUNE 30, 2010	7

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance data may be lower or higher than the performance data quoted. Call toll free, (800) 441-7762, to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the preceding pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date for BlackRock Bond Index Fund and on ex-dividend date for BlackRock S&P 500 Stock Fund. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ administrator waived a portion of each Fund’s expenses. Without such waiver, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of each Fund may incur operating expenses, including advisory fees and other fund expenses. The expense examples on the preceeding pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2010 and held through June 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables on the preceeding pages provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolios may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Master Portfolios’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Master Portfolios to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolios can realize on an investment, may result in lower dividends paid to shareholders or may cause the Master Portfolios to hold a security that they might otherwise sell. The Master Portfolios’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2010 (Unaudited)	BlackRock Bond Index Fund	BlackRock S&P 500 Stock Fund
Assets
Investments at value - Master Portfolio	$139,138,799	$246,661,668
Capital shares sold receivable	374,855	—

Total assets	139,513,654	246,661,668

Liabilities
Capital shares redeemed payable	140,957	28,099,907
Income dividends payable	39,418	239,824
Administration fees payable	16,010	27,822
Professional fees payable	5,433	5,434

Total liabilities	201,818	28,372,987

Net Assets	$139,311,836	$218,288,681

Net Assets Consist of
Paid-in capital	$132,144,237	$600,087,260
Undistributed (distributions in excess of) net investment income	(64,785)	60,533
Accumulated net realized loss	(270,525)	(312,593,091)
Net unrealized appreciation/depreciation	7,502,909	(69,266,021)

Net Assets	$139,311,836	$218,288,681

Net Asset Value
Net assets	$139,311,836	$218,288,681

Shares outstanding, unlimited number of shares authorized, no par value	13,598,921	1,767,835

Net asset value	$10.24	$123.48

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	9

Statements of Operations	BlackRock Funds III

Six Months Ended June 30, 2010 (Unaudited)	BlackRock Bond Index Fund	BlackRock S&P 500 Stock Fund
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Interest	$2,767,155	$427
Securities lending - affiliated	14,148	35,843
Income - affiliated	5,530	7,644
Dividends	—	2,217,810
Expenses[1]	(54,802)	(58,609)

Total income	2,732,031	2,203,115

Expenses
Administration	102,692	175,380
Professional	5,656	5,742

Total expenses	108,348	181,122
Less fees waived by administrator	(5,656)	(5,742)

Total expenses after fees waived	102,692	175,380

Net investment income	2,629,339	2,027,735

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolios
Net realized gain (loss) from investments and financial futures contracts	1,189,947	(10,252,409)
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	3,528,433	(9,325,696)

Total realized and unrealized gain (loss)	4,718,380	(19,578,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,347,719	$(17,550,370)

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Changes in Net Assets	BlackRock Funds III

	BlackRock Bond Index Fund		BlackRock S&P 500 Stock Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$2,629,339	$5,839,387	$2,027,735	$4,153,587
Net realized gain (loss)	1,189,947	955,336	(10,252,409)	(17,715,002)
Net change in unrealized appreciation/depreciation	3,528,433	622,654	(9,325,696)	61,318,749

Net increase (decrease) in net assets resulting from operations	7,347,719	7,417,377	(17,550,370)	47,757,334

Dividends to Shareholders From
Net investment income	(2,694,124)	(6,181,175)	(2,138,517)	(4,040,945)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(22,030,050)	22,455,344	22,644,369	2,191,526

Net Assets
Total increase (decrease) in net assets	(17,376,455)	23,691,546	2,955,482	45,907,915
Beginning of period	156,688,291	132,996,745	215,333,199	169,425,284

End of period	$139,311,836	$156,688,291	$218,288,681	$215,333,199

Undistributed (distributions in excess of) net investment income	$(64,785)	—	$60,533	$171,315

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	11

Financial Highlights	BlackRock Bond Index Fund

	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.90	$9.82	$9.74	$9.59	$9.64	$9.93

Net investment income	0.19 [1]	0.40 [1]	0.47	0.48	0.46	0.44
Net realized and unrealized gain (loss)	0.35	0.10	0.09	0.19	(0.02)	(0.23)

Net increase from investment operations	0.54	0.50	0.56	0.67	0.44	0.21

Dividends and distributions from:
Net investment income	(0.20)	(0.42)	(0.48)	(0.52)	(0.49)	(0.50)
Return of capital	—	—	(0.00)[2]	—	—	—

Total dividends and distributions	(0.20)	(0.42)	(0.48)	(0.52)	(0.49)	(0.50)

Net asset value, end of period	$10.24	$9.90	$9.82	$9.74	$9.59	$9.64

Total Investment Return[3]
Based on net asset value	5.48%[4]	5.21%	5.91%	7.16%	4.76%	2.12%

Ratios to Average Net Assets[5]
Total expenses	0.26%[6]	0.25%	0.26%	0.28%	0.26%	0.23%

Total expenses after fees waived	0.23%[6]	0.23%	0.23%	0.23%	0.23%	n/a

Net investment income	3.84%[6]	4.05%	4.84%	5.00%	4.83%	4.42%

Supplemental Data
Net assets, end of period (000)	$139,312	$156,688	$132,997	$111,847	$103,592	$203,771

Portfolio turnover of the Master Portfolio	17%[7]	103%[8]	89%	61%	57%	76%

1	Based on average shares outstanding.

2	Amount is less than $(0.01) per share.

3	Includes the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the Fund’s share of the corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

7	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 16%.

8	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 87%.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	BlackRock S&P 500 Stock Fund

	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$133.49	$107.85	$175.47	$169.53	$150.07	$145.95

Net investment income	1.16 [1]	2.50 [1]	3.28	3.14	3.04	2.66
Net realized and unrealized gain (loss)	(10.01)	25.60	(67.60)	5.94	20.11	4.07

Net increase (decrease) from investment operations	(8.85)	28.10	(64.32)	9.08	23.15	6.73

Dividends and distributions from:
Net investment income	(1.16)	(2.46)	(3.27)	(3.14)	(3.68)	(2.61)
Return of capital	—	—	(0.03)	—	(0.01)	—

Total dividends and distributions	(1.16)	(2.46)	(3.30)	(3.14)	(3.69)	(2.61)

Net asset value, end of period	$123.48	$133.49	$107.85	$175.47	$169.53	$150.07

Total Investment Return[2]
Based on net asset value	(6.70)%[3]	26.48%	(37.01)%	5.39%	15.60%	4.72%

Ratios to Average Net Assets[4]
Total expenses	0.21%[5]	0.21%	0.21%	0.21%	0.21%	0.20%

Total expenses after fees waived	0.20%[5]	0.20%	0.20%	0.20%	0.20%	n/a

Net investment income	1.73%[5]	2.20%	2.16%	1.83%	1.78%	1.69%

Supplemental Data
Net assets, end of period (000)	$218,289	$215,333	$169,425	$330,892	$270,407	$308,836

Portfolio turnover of the Master Portfolio	4%	5%	8%	7%	14%	10%

1	Based on average shares outstanding.

2	Includes the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

5	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	13

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Bond Index Fund and BlackRock S&P 500 Stock Fund (each, a “Fund” and collectively, the “Funds”), are series of BlackRock Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. Each Fund seeks to achieve its investment objective by investing substantially all of its assets in the corresponding series of Master Investment Portfolio (“MIP”): Bond Index Master Portfolio and S&P 500 Stock Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The performance of a Fund is directly affected by the performance of its corresponding Master Portfolio.

The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99% and 13.76% for the BlackRock Bond Index Fund and BlackRock S&P 500 Stock Fund, respectively, as of June 30, 2010).

The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Each Fund’s policy is to fair value its financial instruments at market value. Each Fund records its investment in its corresponding Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are recorded on the dates the transaction are entered into (the trade dates). Each Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

Dividends and Distributions: Dividends from net investment income of the BlackRock Bond Index Fund are declared and distributed monthly. Dividends from net investment income of the BlackRock S&P 500 Stock Fund, if any, are declared and distributed quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax return remains open for the four years ended December 31, 2009. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of each Fund. BTC may delegate certain of its administration duties to sub-administrators.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

14	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (concluded)	BlackRock Funds III

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BTC has contractually agreed to waive administration fees paid by each Fund in an amount equal to the independent expenses, through April 30, 2012, and are shown as fees waived by administrator in the Statements of Operations.

During the period, PNC Global Investment Servicing (US) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of BTC, became the transfer agent and dividend disbursing agent. Effective July 1, 2010, PNCGIS was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of BTC. At the close of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. BTC pays PNCGIS for services it provides to the Funds.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Loss Carryforwards:

As of December 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,	BlackRock Bond Index Fund	BlackRock S&P 500 Stock Fund
2010	—	$72,553,461
2011	$36,738	—
2012	—	1,601,227
2013	1,501,172	21,068,838
2014	2,280,081	31,394,394
2015	450,134	18,209,354
2016	291,035	55,579,531
2017	—	21,080,621

Total	$4,559,160	$221,487,426

4. Capital Share Transactions:

Transactions in shares for each Fund were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
BlackRock Bond Index Fund	Shares	Amount	Shares	Amount
Shares sold	1,509,413	$15,211,981	3,818,269	$37,558,069
Shares issued to shareholders in reinvestment of dividends	243,222	2,451,551	569,219	5,609,931

Total issued	1,752,635	17,663,532	4,387,488	43,168,000
Shares redeemed	(3,975,068)	(39,693,582)	(2,111,236)	(20,712,656)

Net increase (decrease)	(2,222,433)	$(22,030,050)	2,276,252	$22,455,344

BlackRock S&P 500 Stock Fund
Shares sold	469,239	$65,955,653	965,419	$104,610,527
Shares issued to shareholders in reinvestment of dividends	13,190	1,742,559	30,158	3,418,853

Total issued	482,429	67,698,212	995,577	108,029,380
Shares redeemed	(327,700)	(45,053,843)	(953,450)	(105,837,854)

Net increase	154,729	$22,644,369	42,127	$2,191,526

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2010	15

Master Portfolio Information as of June 30, 2010	Master Investment Portfolio

Bond Index Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	42%
U.S. Treasury Obligations	31
Corporate Bonds	20
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	3
Taxable Municipal Bonds	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	80%
AA/Aa	4
A	10
BBB/Baa	6

1	Using the higher of Standard & Poor’s or Moody’s Investors Service.

2	Includes US Government Sponsored Agency Securities, which are deemed AAA/ Aaa by the investment advisor.

S&P 500 Stock Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	19%
Financials	16
Health Care	12
Consumer Discretionary	11
Energy	11
Consumer Staples	11
Industrials	10
Utilities	4
Materials	3
Telecommunication Services	3

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	2
Microsoft Corp.	2
Procter & Gamble Co.	2
Johnson & Johnson	2
International Business Machines Corp.	2
General Electric Co.	2
JPMorgan Chase & Co.	2
Bank of America Corp.	2
AT&T Inc.	2

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classification used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for this report, which may combine sector sub-classifications for reporting ease.

16	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1,
5.35%, 2/07/20	$170	$194,679

Total Asset-Backed Securities — 0.1%		194,679

Corporate Bonds
Aerospace & Defense — 0.4%
The Boeing Co.,
6.13%, 2/15/33	100	113,218
Honeywell International, Inc.,
5.30%, 3/01/18	100	114,192
Lockheed Martin Corp.,
6.15%, 9/01/36	100	115,703
United Technologies Corp.:
6.10%, 5/15/12	100	108,870
6.05%, 6/01/36	100	114,051

		566,034

Air Freight & Logistics — 0.1%
United Parcel Service, Inc.,
5.13%, 4/01/19	100	114,156

Beverages — 0.4%
Anheuser-Busch Cos., Inc.,
6.45%, 9/01/37	100	111,781
Bottling Group, LLC,
4.63%, 11/15/12	100	108,090
Coca-Cola Enterprises, Inc.,
8.50%, 2/01/22	100	137,963
Diageo Capital Plc,
5.20%, 1/30/13	150	163,157

		520,991

Capital Markets — 1.6%
The Bank of New York Mellon Corp.,
4.95%, 11/01/12	250	270,723
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	221,522
Credit Suisse First Boston USA:
6.13%, 11/15/11	100	106,228
6.50%, 1/15/12	100	107,155
Deutsche Bank AG,
5.38%, 10/12/12	100	107,161
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	311,614
6.13%, 2/15/33	200	195,795
International Bank for Reconstruction & Development,
2.00%, 4/02/12	250	255,132
Jefferies Group, Inc.,
8.50%, 7/15/19(a)	50	56,163
Morgan Stanley:
5.30%, 3/01/13	150	155,986
4.75%, 4/01/14	200	200,343
5.75%, 10/18/16	225	226,670
Nomura Holdings, Inc.,
5.00%, 3/04/15	50	52,834

		2,267,326

Chemicals — 0.3%
The Dow Chemical Co.:
6.00%, 10/01/12	100	107,525
8.55%, 5/15/19	100	122,411
E.I. du Pont de Nemours & Co.,
6.00%, 7/15/18	125	146,699
Praxair, Inc.,
4.63%, 3/30/15	100	109,638

		486,273

Commercial Banks — 1.7%
American Express Bank FSB,
5.50%, 4/16/13	250	270,133
BB&T Corp.,
5.25%, 11/01/19	100	103,288
Barclays Bank Plc,
5.00%, 9/22/16	175	179,506
European Investment Bank:
4.88%, 2/16/16	250	279,302
5.13%, 9/13/16	225	254,857
HSBC Holdings Plc,
6.80%, 6/01/38	100	107,768
PNC Funding Corp.,
5.63%, 2/01/17(b)	150	159,581
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	75	70,370
Swiss Bank Corp.,
7.00%, 10/15/15	150	165,976
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	54,367
Wells Fargo & Co.:
5.25%, 10/23/12	250	267,541
5.63%, 12/11/17	300	327,958
Westpac Banking Corp.,
4.88%, 11/19/19	100	103,276

		2,343,923

Commercial Services & Supplies — 0.2%
Vanderbilt University,
5.25%, 4/01/19	100	111,399
Waste Management, Inc.,
7.00%, 7/15/28	100	115,635

		227,034

Communications Equipment — 0.2%
Cisco Systems, Inc.,
4.95%, 2/15/19	250	274,783

Computers & Peripherals — 0.4%
Dell, Inc.,
5.65%, 4/15/18	75	83,448
Hewlett-Packard Co.,
4.75%, 6/02/14	150	166,198
International Business Machines Corp.,
4.75%, 11/29/12	250	270,628

		520,274

Consumer Finance — 0.2%
American Express Credit Corp.,
7.30%, 8/20/13	100	113,221
Capital One Financial Corp.,
6.75%, 9/15/17	100	114,534
HSBC Finance Corp.,
5.50%, 1/19/16	100	107,052

		334,807

Diversified Financial Services — 2.6%
Bank of America Corp.:
3.13%, 6/15/12	1,000	1,044,330
7.75%, 8/15/15	250	281,040
5.49%, 3/15/19	200	193,404
Citigroup, Inc.:
5.30%, 10/17/12(a)	250	259,078
6.50%, 8/19/13	150	159,777
5.00%, 9/15/14	177	177,035
6.63%, 6/15/32	100	95,194
6.88%, 3/05/38	100	104,907
General Electric Capital Corp.:
5.63%, 5/01/18	300	318,814
5.88%, 1/14/38	100	98,060
Series G, 6.00%, 8/07/19	250	270,643

Portfolio Abbreviations:

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO	General Obligations	RB	Revenue Bonds

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	17

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
5.13%, 9/15/14	$250	$266,782
6.40%, 5/15/38	100	115,752
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	212,649
6.11%, 1/29/37	100	90,818

		3,688,283

Diversified Telecommunication Services — 1.1%
AT&T Corp.,
8.00%, 11/15/31	100	128,721
AT&T, Inc.,
5.10%, 9/15/14	300	332,803
BellSouth Corp.,
6.88%, 10/15/31	150	170,865
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	100	129,170
Embarq Corp.,
7.08%, 6/01/16	100	106,606
Telecom Italia Capital SA,
5.25%, 11/15/13	150	154,934
Telefonica Europe BV,
8.25%, 9/15/30	50	61,613
Verizon Global Funding Corp.,
7.75%, 12/01/30	250	311,537
Verizon Pennsylvania, Inc.,
5.65%, 11/15/11	150	157,668

		1,553,917

Electric Utilities — 1.4%
Alabama Power Co.,
5.50%, 10/15/17	100	113,408
Arizona Public Service Co.,
6.50%, 3/01/12	100	107,241
Commonwealth Edison Co.,
5.90%, 3/15/36	50	54,447
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19	100	121,401
Consumers Energy Co.,
5.00%, 2/15/12	150	158,012
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	116,097
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38	100	114,225
Florida Power Corp./Progress Energy,
6.40%, 6/15/38	100	119,516
Indiana Michigan Power Co.,
6.05%, 3/15/37	100	103,585
Northern States Power Co,
8.00%, 8/28/12	100	113,994
Oncor Electric Delivery Co. LLC,
6.38%, 5/01/12	150	162,025
Pepco Holdings, Inc.,
6.45%, 8/15/12	100	111,405
Southern California Edison Co.,
5.00%, 1/15/16	200	222,973
The Toledo Edison Co.,
6.15%, 5/15/37	100	107,090
Union Electric Co.,
6.70%, 2/01/19	150	174,368
Virginia Electric & Power Co.,
4.75%, 3/01/13	100	108,316

		2,008,103

Electrical Equipment — 0.1%
Emerson Electric Co.,
5.00%, 4/15/19	100	111,324

Energy Equipment & Services — 0.1%
Halliburton Co.,
6.15%, 9/15/19	100	109,541
Transocean, Inc.,
5.25%, 3/15/13	100	94,069

		203,610

Food & Staples Retailing — 0.2%
CVS Caremark Corp.,
6.60%, 3/15/19	100	116,368
The Kroger Co.,
6.15%, 1/15/20	100	115,517

		231,885

Food Products — 0.3%
Archer Daniels Midland Co.,
8.38%, 4/15/17	150	192,420
Kraft Foods, Inc.,
6.13%, 8/23/18	150	170,925

		363,345

Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	125	151,233
Hospira, Inc.,
6.05%, 3/30/17	125	140,735

		291,968

Health Care Providers & Services — 0.4%
Aetna, Inc.,
6.75%, 12/15/37	50	56,603
Medco Health Solutions, Inc.,
7.13%, 3/15/18	125	149,334
UnitedHealth Group, Inc.,
6.88%, 2/15/38	100	113,049
WellPoint, Inc.,
5.25%, 1/15/16	250	273,709

		592,695

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.,
5.35%, 3/01/18	100	114,529
Yum! Brands, Inc.,
5.30%, 9/15/19	100	107,520

		222,049

Household Durables — 0.1%
Whirlpool Corp.,
8.60%, 5/01/14	100	117,901

Industrial Conglomerates — 0.2%
General Electric Co.:
5.00%, 2/01/13	100	107,235
5.25%, 12/06/17	100	108,741

		215,976

Insurance — 0.6%
American International Group, Inc.,
8.25%, 8/15/18	100	101,250
The Allstate Corp.,
7.45%, 5/16/19	150	176,785
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14	100	108,472
Genworth Financial, Inc.,
7.70%, 6/15/20	50	49,946
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	86,716
MetLife, Inc.,
5.00%, 6/15/15	100	106,887
Prudential Financial, Inc.,
6.63%, 12/01/37	50	52,441
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	110,150

		792,647

Machinery — 0.4%
Caterpillar, Inc.,
5.70%, 8/15/16	250	285,937
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	150	177,891
John Deere Capital Corp.,
7.00%, 3/15/12	150	164,713

		628,541

Media — 1.2%
CBS Corp.,
5.63%, 8/15/12	200	211,898
COX Communications, Inc.,
5.50%, 10/01/15	100	109,156
Comcast Corp.,
6.45%, 3/15/37	100	108,130
News America, Inc.,
6.20%, 12/15/34	100	105,322
TCI Communications, Inc.,
8.75%, 8/01/15	200	246,135
Time Warner Cable, Inc.:
7.50%, 4/01/14	200	232,379
6.55%, 5/01/37(a)	100	107,783
Time Warner, Inc.:
6.88%, 5/01/12	150	163,417
7.70%, 5/01/32	100	120,603

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Media (concluded)
Viacom, Inc.,
6.88%, 4/30/36	$100	$113,207
The Walt Disney Co.,
6.38%, 3/01/12	100	108,388

		1,626,418

Metals & Mining — 0.5%
Alcoa, Inc.,
5.90%, 2/01/27	150	131,954
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	100	108,449
Rio Tinto Alcan, Inc.,
4.88%, 9/15/12	150	159,204
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	150	170,961
Vale Overseas Ltd.,
6.88%, 11/21/36	100	104,251

		674,819

Multi-Utilities — 0.2%
Duke Energy Ohio, Inc.,
5.70%, 9/15/12	100	108,181
Pacific Gas & Electric Co.,
6.05%, 3/01/34	100	111,572
San Diego Gas & Electric Co.,
6.13%, 9/15/37	100	118,221

		337,974

Multiline Retail — 0.3%
Target Corp.,
6.50%, 10/15/37	100	120,560
Wal-Mart Stores, Inc.:
3.63%, 7/08/20	150	149,862
5.25%, 9/01/35	100	105,320

		375,742

Office Electronics — 0.1%
Xerox Corp.,
5.63%, 12/15/19	100	106,412

Oil, Gas & Consumable Fuels — 1.7%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	100	117,832
Anadarko Petroleum Corp.,
6.45%, 9/15/36	100	79,548
Apache Corp.,
6.00%, 1/15/37	100	110,517
BP Capital Markets Plc,
3.63%, 5/08/14	100	85,565
Burlington Resources Finance Co.,
7.20%, 8/15/31	100	119,938
ConocoPhillips,
4.60%, 1/15/15	200	218,490
Energy Transfer Partners LP,
9.70%, 3/15/19	150	181,238
Enterprise Products Operating LLC,
5.60%, 10/15/14	200	217,027
Kinder Morgan Energy Partners LP,
6.50%, 2/01/37	100	101,907
Marathon Oil Corp.,
6.13%, 3/15/12	150	160,852
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	110,098
Petrobras International Finance Co.,
5.75%, 1/20/20	150	151,057
Shell International Finance BV:
4.00%, 3/21/14	150	158,654
4.38%, 3/25/20	100	103,373
Suncor Energy, Inc.,
6.50%, 6/15/38	100	111,656
Tennessee Gas Pipeline Co.,
7.50%, 4/01/17	100	114,120
TransCanada PipeLines Ltd.,
6.20%, 10/15/37	50	54,357
XTO Energy, Inc.,
6.25%, 4/15/13	100	112,876

		2,309,105

Paper & Forest Products — 0.1%
International Paper Co.,
7.95%, 6/15/18	175	208,353

Pharmaceuticals — 0.9%
Abbott Laboratories,
5.60%, 11/30/17	150	174,115
AstraZeneca Plc,
5.90%, 9/15/17	200	233,973
Eli Lilly & Co.,
5.50%, 3/15/27	50	54,431
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	150	178,520
Johnson & Johnson,
5.15%, 8/15/12	125	136,254
Merck & Co., Inc.,
5.95%, 12/01/28	100	115,031
Pharmacia Corp.,
6.50%, 12/01/18	150	181,657
Wyeth,
5.50%, 3/15/13	150	165,911

		1,239,892

Real Estate Investment Trusts (REITs) — 0.4%
Boston Properties LP,
6.25%, 1/15/13	200	217,846
HCP, Inc.,
6.00%, 1/30/17	100	100,968
Simon Property Group LP,
5.63%, 8/15/14	200	216,602

		535,416

Road & Rail — 0.2%
CSX Corp.,
6.15%, 5/01/37	100	109,349
Norfolk Southern Corp.,
7.70%, 5/15/17	150	186,543
Union Pacific Corp.,
6.15%, 5/01/37	50	56,003

		351,895

Software — 0.1%
Oracle Corp.,
5.75%, 4/15/18	150	173,651

Specialty Retail — 0.1%
The Home Depot, Inc.,
5.88%, 12/16/36	100	102,510
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	107,287

		209,797

Tobacco — 0.1%
Altria Group, Inc.,
9.25%, 8/06/19	100	124,811

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV,
5.00%, 3/30/20(c)	100	103,317
Vodafone Group Plc,
7.88%, 2/15/30	100	120,599

		223,916

Total Corporate Bonds — 19.5%		27,176,046

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14(a)	200	207,398
Brazilian Government International Bond:
8.00%, 1/15/18	222	257,778
7.13%, 1/20/37	200	236,000
Export Development Canada,
3.75%, 7/15/11	250	257,466
Inter-American Development Bank,
3.00%, 4/22/14	250	261,432
Israel Government International Bond,
4.63%, 6/15/13	100	107,587
Italian Republic,
6.88%, 9/27/23	200	227,544
KFW:
1.88%, 1/14/13	550	557,712
3.25%, 3/15/13	250	261,712
4.50%, 7/16/18(a)	250	271,702
Mexico Government International Bond:
8.13%, 12/30/19	250	320,000
6.75%, 9/27/34	100	115,250
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	172,552
Panama Government International Bond,
5.20%, 1/30/20	100	104,000
Peruvian Government International Bond,
8.75%, 11/21/33	91	123,305
Poland Government International Bond,
6.38%, 7/15/19	100	110,622

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	19

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations
Province of British Columbia Canada,
6.50%, 1/15/26	$100	$127,175
Province of Nova Scotia Canada,
5.75%, 2/27/12(a)	150	160,624
Province of Quebec Canada,
5.00%, 3/01/16	250	279,323

Total Foreign Agency Obligations — 3.0%		4,159,182

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.32%, 3/11/12	600	582,752
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2,
5.42%, 5/15/36(d)	500	526,440
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 3/10/39	700	701,278
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C3, Class A5, 4.88%, 1/15/42	500	520,404
Series 2005-CB11, Class A2, 5.02%, 8/12/37	28	27,982
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	506,460
Series 2006-C4, Class AM, 5.90%, 6/15/38(d)	600	518,184
Morgan Stanley Capital I, Series 2006-HQ8, Class A4,
5.38%, 3/12/44(d)	1,000	1,059,606

Total Non-Agency Mortgage-Backed Securities — 3.2%		4,443,106

	Shares
Preferred Securities
Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
JPMorgan Chase Capital XVIII,
6.95%, 8/17/36	100,000	99,946

Total Preferred Securities — 0.1%		99,946

	Par (000)
Taxable Municipal Bonds
Massachusetts School Building Authority,
5.72%, 8/15/39	$100	107,418
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	190	191,093
State of California, GO, Unlimited,
5.45%, 4/01/15	200	209,808
State of Illinois, GO, Unlimited,
5.10%, 6/01/33 200		155,916
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	106,334

Total Taxable Municipal Bonds — 0.6%		770,569

U.S. Government Sponsored Agency Securities
Agency Obligations — 6.4%
Fannie Mae:
2.75%, 2/05/14(a)	300	312,498
4.38%, 3/15/13	850	926,261
4.63%, 10/15/13(a)	1,750	1,934,413
5.00%, 3/15/16	400	454,855
Federal Farm Credit Bank,
1.88%, 12/07/12	500	510,752
Federal Home Loan Banks:
1.00%, 12/28/11	500	502,976
1.63%, 7/27/11	1,000	1,012,009
Financing Corp.,
8.60%, 9/26/19	200	280,567
Freddie Mac:
2.35%, 8/27/12	1,000	1,003,057
4.63%, 10/25/12	990	1,075,573
6.25%, 7/15/32	345	436,739
Tennessee Valley Authority,
6.25%, 12/15/17	400	486,268

		8,935,968

Federal Deposit Insurance Corporation Guaranteed — 0.6%
Citigroup Funding, Inc.,
2.25%, 12/10/12	250	257,351
General Electric Capital Corp.,
2.20%, 6/08/12	500	513,194

		770,545

Mortgage-Backed Securities — 33.9%
Fannie Mae Mortgage Backed Securities:
3.20%, 10/01/36(d)	2,067	2,162,893
4.00%, 5/01/24 — 8/01/39	2,397	2,443,023
4.50%, 5/01/24 — 2/01/40	3,372	3,509,843
5.00%, 1/01/19 — 11/01/33	5,621	5,998,119
5.50%, 6/01/25 — 3/01/34	6,305	6,801,763
5.82%, 11/01/36(d)	330	350,258
6.00%, 7/01/37 — 2/01/38	2,957	3,213,308
6.50%, 7/01/32	847	946,000
7.00%, 2/01/32	116	131,293
Freddie Mac Mortgage Backed Securities:
4.00%, 5/01/19	428	450,885
4.50%, 4/01/18 — 10/01/39	5,484	5,738,832
5.00%, 10/01/18 — 8/01/35	4,158	4,427,248
5.50%, 9/01/22 — 1/01/39	4,845	5,221,329
6.50%, 6/01/31	161	178,916
8.00%, 12/01/24	476	545,262
Ginnie Mae Mortgage Backed Securities:
4.50%, 7/15/39	959	1,001,424
5.00%, 8/15/38 — 11/15/39	1,751	1,870,518
5.50%, 12/15/32	447	486,408
6.00%, 3/15/35 — 10/15/37	365	401,169
6.50%, 9/15/36	592	651,598
7.50%, 12/15/23	613	694,684

		47,224,773

Total U.S. Government Sponsored Agency Securities — 40.9%		56,931,286

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17(a)	500	703,672
8.75%, 5/15/20	500	747,265
8.75%, 8/15/20	400	599,688
8.00%, 11/15/21(a)	400	581,750
6.25%, 8/15/23	225	291,656
7.63%, 2/15/25	350	514,172
6.13%, 11/15/27(a)	700	921,375
6.25%, 5/15/30	300	405,750

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds (concluded):
4.50%, 2/15/36	$300	$331,406
4.38%, 2/15/38(a)	300	324,375
3.50%, 2/15/39	600	557,344
4.25%, 5/15/39	175	185,035
4.50%, 8/15/39	200	220,281
4.38%, 11/15/39	300	323,859
4.63%, 2/15/40	730	820,565
U.S. Treasury Notes:
1.00%, 7/31/11	750	754,687
1.00%, 8/31/11	3,500	3,522,694
4.63%, 10/31/11	700	739,047
1.00%, 12/31/11	500	503,653
0.88%, 2/29/12	115	115,615
1.00%, 3/31/12	300	302,274
0.75%, 5/31/12	400	401,156
4.88%, 6/30/12	650	705,808
4.38%, 8/15/12(a)	500	540,039
1.75%, 8/15/12	400	409,281
1.38%, 9/15/12	1,000	1,015,234
1.38%, 11/15/12	500	507,149
1.13%, 12/15/12	500	504,102
1.38%, 1/15/13	1,500	1,520,157
1.75%, 4/15/13	400	409,092
1.38%, 5/15/13	1,250	1,265,237
3.38%, 6/30/13	1,070	1,146,656
3.38%, 7/31/13(a)	400	428,875
1.75%, 1/31/14	700	711,266
4.75%, 5/15/14(a)	175	197,422
2.63%, 7/31/14	450	470,215
2.38%, 8/31/14	1,250	1,292,285
2.38%, 9/30/14	1,450	1,497,692
4.25%, 11/15/14	900	1,002,305
2.50%, 3/31/15(a)	1,300	1,347,125
2.50%, 4/30/15(a)	790	818,082
1.88%, 6/30/15	1,500	1,505,742
4.25%, 8/15/15(a)	1,150	1,285,933
4.50%, 2/15/16	500	565,898
5.13%, 5/15/16(a)	250	291,738
4.88%, 8/15/16(a)	1,000	1,157,500
4.63%, 11/15/16	250	285,313
2.75%, 11/30/16	750	768,925
4.63%, 2/15/17	150	171,363
4.50%, 5/15/17(a)	1,625	1,848,691
4.75%, 8/15/17(a)	375	433,565
4.25%, 11/15/17	275	308,924
3.88%, 5/15/18	500	546,485
4.00%, 8/15/18	500	549,961
2.75%, 2/15/19(a)	750	747,187
3.63%, 8/15/19	250	264,356
3.38%, 11/15/19	500	517,852
3.63%, 2/15/20	870	919,209
3.50%, 5/15/20(a)	811	848,237

Total U.S. Treasury Obligations — 30.7%		42,672,220

Total Long-Term Investments (Cost — $128,944,124) — 98.1%		136,447,034

	Shares
Short-Term Securities
Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(b)(e)(f)	13,790,684	13,790,684
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(b)(e)(f)	2,761,626	2,761,626

Total Short-Term Securities (Cost — $16,552,310) — 11.9%		16,552,310

Total Investments (Cost — $145,496,434*) — 110.0%		152,999,344
Liabilities in Excess of Other Assets — (10.0)%		(13,860,266)

Net Assets — 100.0%		$139,139,078

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$145,732,880

Gross unrealized appreciation	$7,543,322
Gross unrealized depreciation	(276,858)

Net unrealized appreciation	$7,266,464

(a)	All or a portion of this security is on loan.

(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold		Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	37,190,435	—		23,399,751	[1]	13,790,684	$13,790,684	—	$12,717
BlackRock Cash Funds: Prime, SL Agency Shares	4,310,609	12,241,701	[1]	—		16,552,310	$16,552,310	—	$2,742
PNC Funding Corp.	150	—		—		150	$159,581	—	$4,219

1	Represents net shares activity.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	21

Schedule of Investments (concluded)	Bond Index Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$194,679	—	$194,679
Corporate Bonds	—	27,176,046	—	27,176,046
Foreign Agency Obligations	—	4,159,182	—	4,159,182
Non-Agency Mortgage-Backed Securities	—	4,443,106	—	4,443,106
Preferred Securities	—	99,946	—	99,946
Taxable Municipal Bonds	—	770,569	—	770,569
U.S. Government Sponsored Agency Securities	—	56,931,286	—	56,931,286
U.S. Treasury Obligations	—	42,672,220	—	42,672,220
Short-Term Securities:
Money Market Funds	$16,552,310	—	—	16,552,310

Total	$16,552,310	$136,447,034	—	$152,999,344

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary — 10.8%
Auto Components — 0.2%
The Goodyear Tire & Rubber Co.(a)	44,896	$446,266
Johnson Controls, Inc.	124,258	3,338,813

		3,785,079

Automobiles — 0.4%
Ford Motor Co.(a)(b)	629,266	6,343,001
Harley-Davidson, Inc.(b)	43,485	966,672

		7,309,673

Distributors — 0.1%
Genuine Parts Co.(b)	29,328	1,156,990

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(a)	23,239	986,960
DeVry, Inc.(b)	11,445	600,748
H&R Block, Inc.(b)	60,804	954,015

		2,541,723

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	79,963	2,418,081
Darden Restaurants, Inc.(b)	25,967	1,008,818
International Game Technology(b)	55,092	864,944
Marriott International, Inc., Class A	47,384	1,418,677
McDonald’s Corp.	198,914	13,102,465
Starbucks Corp.	137,632	3,344,458
Starwood Hotels & Resorts Worldwide, Inc.(b)	35,001	1,450,091
Wyndham Worldwide Corp.(b)	33,441	673,502
Wynn Resorts, Ltd.	12,754	972,748
Yum! Brands, Inc.	86,344	3,370,870

		28,624,654

Household Durables — 0.4%
D.R. Horton, Inc.	51,271	503,994
Fortune Brands, Inc.	28,133	1,102,251
Harman International Industries, Inc.(a)(b)	12,938	386,717
Leggett & Platt, Inc.(b)	27,453	550,707
Lennar Corp., Class A	30,306	421,557
Newell Rubbermaid, Inc.(b)	51,377	752,159
Pulte Homes, Inc.(a)	58,823	487,054
Stanley Black & Decker, Inc.	29,625	1,496,655
Whirlpool Corp.	13,874	1,218,415

		6,919,509

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(a)	63,391	6,926,100
Expedia, Inc.(b)	38,292	719,124
priceline.com, Inc.(a)	8,763	1,547,020

		9,192,244

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	51,438	223,241
Hasbro, Inc.(b)	24,177	993,674
Mattel, Inc.(b)	67,367	1,425,486

		2,642,401

Media — 3.0%
CBS Corp., Class B	125,592	1,623,905
Comcast Corp., Class A	521,216	9,053,522
DIRECTV, Class A(a)	167,874	5,694,286
Discovery Communications, Inc.(a)(b)	52,513	1,875,239
Gannett Co., Inc.	43,983	592,011
Interpublic Group of Cos., Inc.(a)	91,028	649,030
The McGraw-Hill Cos., Inc.(b)	58,274	1,639,830
Meredith Corp.	7,037	219,062
The New York Times Co., Class A(a)	22,451	194,201
News Corp., Class A	416,321	4,979,199
Omnicom Group, Inc.	56,697	1,944,707
Scripps Networks Interactive, Inc., Class A	16,583	668,958
Time Warner Cable, Inc.	65,389	3,405,459
Time Warner, Inc.	210,529	6,086,393
Viacom, Inc., Class B	112,193	3,519,495
The Walt Disney Co.	361,792	11,396,448
The Washington Post Co., Class B	1,135	465,895

		54,007,640

Multiline Retail — 1.9%
Big Lots, Inc.(a)	14,960	480,066
Family Dollar Stores, Inc.	24,946	940,215
J.C. Penney Co., Inc.(b)	43,629	937,151
Kohl’s Corp.(a)	56,877	2,701,658
Macy’s, Inc.	77,963	1,395,538
Nordstrom, Inc.	30,753	989,939
Sears Holdings Corp.(a)(b)	8,957	579,070
Target Corp.	136,042	6,689,185
Wal-Mart Stores, Inc.	384,004	18,459,072

		33,171,894

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	16,311	500,585
AutoNation, Inc.(a)(b)	16,362	319,059
AutoZone, Inc.(a)(b)	5,404	1,044,161
Bed Bath & Beyond, Inc.(a)(b)	48,626	1,803,052
Best Buy Co., Inc.	63,902	2,163,722
CarMax, Inc.(a)	41,197	819,820
GameStop Corp., Class A(a)(b)	28,329	532,302
The Gap, Inc.	82,915	1,613,526
The Home Depot, Inc.(b)	310,399	8,712,900
Limited Brands, Inc.	49,850	1,100,189
Lowe’s Cos., Inc.	264,001	5,390,900
O’Reilly Automotive, Inc.(a)(b)	25,510	1,213,256
Office Depot, Inc.(a)	52,911	213,760
RadioShack Corp.(b)	23,254	453,686
Ross Stores, Inc.(b)	22,631	1,206,006
The Sherwin-Williams Co.(b)	17,025	1,177,960
Staples, Inc.	134,825	2,568,416
The TJX Cos., Inc.	75,360	3,161,352
Tiffany & Co.(b)	23,484	890,278
Urban Outfitters, Inc.(a)(b)	24,054	827,217

		35,712,147

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(b)	56,356	2,059,812
NIKE, Inc., Class B	71,775	4,848,401
Polo Ralph Lauren Corp.	12,151	886,537
VF Corp.(b)	16,269	1,158,027

		8,952,777

Total Consumer Discretionary		194,016,731

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	23

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Staples — 10.1%
Beverages — 2.6%
Brown-Forman Corp., Class B(b)	20,075	$1,148,892
The Coca-Cola Co.	426,419	21,372,120
Coca-Cola Enterprises, Inc.	60,079	1,553,643
Constellation Brands, Inc.(a)(b)	35,548	555,260
Dr Pepper Snapple Group, Inc.(b)	45,380	1,696,758
Molson Coors Brewing Co., Class B(b)	29,141	1,234,413
PepsiCo, Inc.	298,114	18,170,049

		45,731,135

Food & Staples Retailing — 1.4%
CVS Caremark Corp.	251,385	7,370,608
Costco Wholesale Corp.	81,456	4,466,233
The Kroger Co.(b)	119,363	2,350,257
SUPERVALU, Inc.(b)	39,381	426,890
Safeway, Inc.	71,774	1,411,077
Sysco Corp.(b)	109,275	3,121,987
Walgreen Co.	180,734	4,825,598
Whole Foods Market, Inc.(a)	31,666	1,140,609

		25,113,259

Food Products — 1.8%
Archer Daniels Midland Co.(b)	118,780	3,066,900
Campbell Soup Co.(b)	34,565	1,238,464
ConAgra Foods, Inc.	82,298	1,919,189
Dean Foods Co.(a)(b)	34,022	342,602
General Mills, Inc.	122,570	4,353,686
H.J. Heinz Co.	58,413	2,524,610
The Hershey Co.(b)	30,639	1,468,527
Hormel Foods Corp.(b)	12,879	521,342
The J.M. Smucker Co.	22,002	1,324,960
Kellogg Co.(b)	47,109	2,369,583
Kraft Foods, Inc., Class A	322,061	9,017,708
McCormick & Co., Inc.(b)	24,468	928,805
Sara Lee Corp.(b)	122,139	1,722,160
Tyson Foods, Inc., Class A	56,393	924,281

		31,722,817

Household Products — 2.5%
Colgate-Palmolive Co.	90,597	7,135,420
The Clorox Co.(b)	26,014	1,617,030
Kimberly-Clark Corp.	76,468	4,636,255
The Procter & Gamble Co.	532,200	31,921,356
		45,310,061
Personal Products — 0.3%
Avon Products, Inc.	79,130	2,096,945
The Estee Lauder Cos., Inc., Class A(b)	22,101	1,231,689
Mead Johnson Nutrition Co.	37,776	1,893,333

		5,221,967

Tobacco — 1.5%
Altria Group, Inc.	384,694	7,709,268
Lorillard, Inc.	28,234	2,032,283
Philip Morris International, Inc.	342,360	15,693,782
Reynolds American, Inc.(b)	31,223	1,627,343

		27,062,676

Total Consumer Staples		180,161,915

Energy — 10.3%
Energy Equipment & Services — 1.7%
Baker Hughes, Inc.(b)	79,251	3,294,464
Cameron International Corp.(a)	45,104	1,466,782
Diamond Offshore Drilling, Inc.(b)	12,838	798,395
FMC Technologies, Inc.(a)	22,457	1,182,586
Halliburton Co.	167,220	4,105,251
Helmerich & Payne, Inc.(b)	19,526	713,089
Nabors Industries Ltd.(a)	52,675	928,133
National Oilwell Varco, Inc.	77,398	2,559,552
Rowan Cos., Inc.(a)(b)	21,139	463,790
Schlumberger Ltd.	220,340	12,193,616
Smith International, Inc.	45,903	1,728,248

		29,433,906

Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.	91,387	3,298,157
Apache Corp.	62,300	5,245,037
Cabot Oil & Gas Corp.	19,188	600,968
Chesapeake Energy Corp.	120,232	2,518,860
Chevron Corp.	371,230	25,191,668
ConocoPhillips	275,179	13,508,537
CONSOL Energy, Inc.	41,689	1,407,421
Denbury Resources, Inc.(a)	73,738	1,079,524
Devon Energy Corp.(b)	82,551	5,029,007
EOG Resources, Inc.(b)	46,762	4,599,978
El Paso Corp.	129,981	1,444,089
Exxon Mobil Corp.	944,555	53,905,742
Hess Corp.	53,977	2,717,202
Marathon Oil Corp.(b)	131,057	4,074,562
Massey Energy Co.	19,171	524,327
Murphy Oil Corp.	35,368	1,752,484
Noble Energy, Inc.	32,255	1,945,944
Occidental Petroleum Corp.	150,027	11,574,583
Peabody Energy Corp.	49,648	1,942,726
Pioneer Natural Resources Co.(b)	21,412	1,272,943
Range Resources Corp.	29,445	1,182,217
Southwestern Energy Co.(a)	63,946	2,470,874
Spectra Energy Corp.(b)	119,690	2,402,178
Sunoco, Inc.(b)	22,265	774,154
Tesoro Corp.(b)	26,464	308,835
Valero Energy Corp.	104,446	1,877,939
The Williams Cos., Inc.	107,920	1,972,778

		154,622,734

Total Energy		184,056,640

Financials — 15.7%
Capital Markets — 2.3%
Ameriprise Financial, Inc.	47,240	1,706,781
The Bank of New York Mellon Corp.	224,054	5,531,893
The Charles Schwab Corp.(b)	180,773	2,563,361
E*Trade Financial Corp.(a)	36,771	434,633
Federated Investors, Inc., Class B(b)	16,606	343,910
Franklin Resources, Inc.	27,295	2,352,556
The Goldman Sachs Group, Inc.	95,188	12,495,329
Invesco Ltd.	86,289	1,452,244
Janus Capital Group, Inc.(b)	34,640	307,603
Legg Mason, Inc.	30,411	852,420
Morgan Stanley	258,206	5,992,961
Northern Trust Corp.	44,672	2,086,183

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Financials (continued)
Capital Markets (concluded)
State Street Corp.	92,674	$3,134,235
T Rowe Price Group, Inc.	47,943	2,128,190

		41,382,299

Commercial Banks — 3.0%
BB&T Corp.	127,842	3,363,523
Comerica, Inc.	32,566	1,199,406
Fifth Third Bancorp	146,807	1,804,258
First Horizon National Corp.(a)	42,341	484,803
Huntington Bancshares, Inc.	132,331	733,114
KeyCorp	162,375	1,248,664
M&T Bank Corp.(b)	15,368	1,305,512
Marshall & Ilsley Corp.	97,365	699,081
PNC Financial Services Group, Inc.(b)(c)	97,172	5,490,218
Regions Financial Corp.	220,249	1,449,238
SunTrust Banks, Inc.	92,334	2,151,382
U.S. Bancorp	354,092	7,913,956
Wells Fargo & Co.	962,929	24,650,982
Zions BanCorp.	29,595	638,364

		53,132,501

Consumer Finance — 0.8%
American Express Co.	221,900	8,809,430
Capital One Financial Corp.	84,329	3,398,459
Discover Financial Services	100,443	1,404,193
SLM Corp.(a)	89,714	932,128

		14,544,210

Diversified Financial Services — 4.3%
Bank of America Corp.	1,854,196	26,644,796
CME Group, Inc.	12,134	3,416,328
Citigroup, Inc.(a)	4,178,910	15,712,702
IntercontinentalExchange, Inc.(a)(b)	13,658	1,543,764
JPMorgan Chase & Co.	735,303	26,919,443
Leucadia National Corp.(a)(b)	35,048	683,786
Moody’s Corp.(b)	36,327	723,634
The NASDAQ OMX Group, Inc.(a)	26,916	478,566
NYSE Euronext	48,206	1,331,932

		77,454,951

Insurance — 3.8%
Aon Corp.	49,763	1,847,203
Aflac, Inc.	86,736	3,701,025
The Allstate Corp.	99,358	2,854,555
American International Group, Inc.(a)(b)	24,946	859,140
Assurant, Inc.	20,652	716,624
Berkshire Hathaway, Inc., Class B(a)	305,947	24,380,916
Chubb Corp.	60,360	3,018,604
Cincinnati Financial Corp.(b)	30,099	778,661
Genworth Financial, Inc., Class A(a)	90,331	1,180,626
Hartford Financial Services Group, Inc.	82,029	1,815,302
Lincoln National Corp.	55,869	1,357,058
Loews Corp.	64,932	2,162,885
Marsh & McLennan Cos., Inc.(b)	99,971	2,254,346
MetLife, Inc.	151,499	5,720,602
Principal Financial Group, Inc.(b)	59,054	1,384,226
The Progressive Corp.(b)	123,833	2,318,154
Prudential Financial, Inc.	86,079	4,618,999
Torchmark Corp.	15,243	754,681
The Travelers Cos., Inc.(b)	91,498	4,506,277
Unum Group	61,472	1,333,942
XL Group Plc	63,179	1,011,496

		68,575,322

Real Estate Investment Trusts (REITs) — 1.3%
Apartment Investment & Management Co.	21,803	422,324
AvalonBay Communities, Inc.	15,328	1,431,175
Boston Properties, Inc.	25,678	1,831,869
Equity Residential(b)	52,262	2,176,190
HCP, Inc.(b)	54,296	1,751,046
Health Care REIT, Inc.	22,922	965,475
Host Hotels & Resorts, Inc.(b)	121,573	1,638,804
Kimco Realty Corp.	74,913	1,006,831
Plum Creek Timber Co., Inc.(b)	30,098	1,039,284
ProLogis	88,081	892,261
Public Storage	25,096	2,206,189
Simon Property Group, Inc.	54,064	4,365,668
Ventas, Inc.	28,972	1,360,235
Vornado Realty Trust(b)	29,233	2,132,547

		23,219,898

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(a)	49,915	679,343

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.(b)	87,531	1,071,379
People’s United Financial, Inc.(b)	69,211	934,349

		2,005,728

Total Financials		280,994,252

Health Care — 11.6%
Biotechnology — 1.4%
Amgen, Inc.(a)	176,953	9,307,728
Biogen Idec, Inc.(a)	49,317	2,340,092
Celgene Corp.(a)	85,130	4,326,306
Cephalon, Inc.(a)	13,887	788,087
Genzyme Corp.(a)(b)	49,294	2,502,656
Gilead Sciences, Inc.(a)	164,385	5,635,118

		24,899,987

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	110,176	4,477,553
Becton Dickinson & Co.	43,100	2,914,422
Boston Scientific Corp.(a)	280,067	1,624,388
C.R. Bard, Inc.	17,565	1,361,814
CareFusion Corp.(a)	32,843	745,536
DENTSPLY International, Inc.	27,047	808,976
Hospira, Inc.(a)	30,640	1,760,268
Intuitive Surgical, Inc.(a)	7,235	2,283,511
Medtronic, Inc.	203,477	7,380,111
St. Jude Medical, Inc.(a)(b)	60,358	2,178,320
Stryker Corp.	52,025	2,604,371
Varian Medical Systems, Inc.(a)(b)	22,817	1,192,873
Zimmer Holdings, Inc.(a)	37,460	2,024,713

		31,356,856

Health Care Providers & Services — 2.1%
Aetna, Inc.	78,483	2,070,382
AmerisourceBergen Corp.	52,182	1,656,778
CIGNA Corp.	51,103	1,587,259
Cardinal Health, Inc.	66,878	2,247,770
See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	25

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care (concluded)
Health Care Providers & Services (concluded)
Coventry Health Care, Inc.(a)	27,442	$485,175
DaVita, Inc.(a)	19,190	1,198,224
Express Scripts, Inc.(a)	101,244	4,760,493
Humana, Inc.(a)	31,436	1,435,682
Laboratory Corp. of America Holdings(a)(b)	19,209	1,447,398
McKesson Corp.	50,130	3,366,731
Medco Health Solutions, Inc.(a)	84,389	4,648,146
Patterson Cos., Inc.(b)	17,308	493,797
Quest Diagnostics, Inc.(b)	27,916	1,389,379
Tenet Healthcare Corp.(a)	81,017	351,614
UnitedHealth Group, Inc.	209,968	5,963,091
WellPoint, Inc.(a)	78,909	3,861,017

		36,962,936

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	12,602	956,366

Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(a)	33,729	1,593,695
Millipore Corp.(a)	10,348	1,103,614
PerkinElmer, Inc.(b)	21,849	451,619
Thermo Fisher Scientific, Inc.(a)	75,809	3,718,432
Waters Corp.(a)(b)	17,167	1,110,705

		7,978,065

Pharmaceuticals — 5.9%
Abbott Laboratories	285,401	13,351,059
Allergan, Inc.	56,802	3,309,284
Bristol-Myers Squibb Co.	317,661	7,922,465
Eli Lilly & Co.	187,448	6,279,508
Forest Laboratories, Inc.(a)	55,852	1,532,020
Johnson & Johnson	509,698	30,102,764
King Pharmaceuticals, Inc.(a)	46,567	353,444
Merck & Co., Inc.(b)	576,371	20,155,694
Mylan, Inc.(a)(b)	57,039	971,945
Pfizer, Inc.	1,490,891	21,260,106
Watson Pharmaceuticals, Inc.(a)(b)	19,872	806,207

		106,044,496

Total Health Care		208,198,706

Industrials — 10.0%
Aerospace & Defense — 2.8%
The Boeing Co.	140,211	8,798,240
General Dynamics Corp.	71,251	4,172,459
Goodrich Corp.(b)	23,121	1,531,766
Honeywell International, Inc.	141,529	5,523,877
ITT Corp.(b)	33,893	1,522,474
L-3 Communications Holdings, Inc.	21,378	1,514,418
Lockheed Martin Corp.	57,565	4,288,592
Northrop Grumman Corp.	55,636	3,028,824
Precision Castparts Corp.	26,266	2,703,297
Raytheon Co.	70,389	3,406,124
Rockwell Collins, Inc.(b)	29,072	1,544,595
United Technologies Corp.(b)	172,362	11,188,017

		49,222,683

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	30,641	1,705,478
Expeditors International of Washington, Inc.(b)	39,320	1,356,933
FedEx Corp.	57,852	4,056,004
United Parcel Service, Inc., Class B	182,964	10,408,822

		17,527,237

Airlines — 0.1%
Southwest Airlines Co.	137,500	1,527,625

Building Products — 0.0%
Masco Corp.(b)	66,243	712,775

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.(b)	20,395	655,291
Cintas Corp.	24,297	582,399
Iron Mountain, Inc.	33,414	750,479
Pitney Bowes, Inc.(b)	38,326	841,639
R.R. Donnelley & Sons Co.(b)	38,096	623,632
Republic Services, Inc.	59,947	1,782,224
Stericycle, Inc.(a)(b)	15,630	1,025,015
Waste Management, Inc.(b)	89,220	2,791,694

		9,052,373

Construction & Engineering — 0.2%
Fluor Corp.	33,013	1,403,053
Jacobs Engineering Group, Inc.(a)(b)	23,089	841,363
Quanta Services, Inc.(a)(b)	38,953	804,379

		3,048,795

Electrical Equipment — 0.5%
Emerson Electric Co.	139,126	6,078,415
First Solar, Inc.(a)(b)	8,979	1,022,080
Rockwell Automation, Inc.	26,337	1,292,883
Roper Industries, Inc.(b)	17,340	970,346

		9,363,724

Industrial Conglomerates — 2.2%
3M Co.(b)	131,720	10,404,563
General Electric Co.	1,973,087	28,451,914
Textron, Inc.(b)	50,477	856,595

		39,713,072

Machinery — 1.7%
Caterpillar, Inc.(b)	115,958	6,965,597
Cummins, Inc.	37,050	2,413,067
Danaher Corp.	97,148	3,606,134
Deere & Co.(b)	78,475	4,369,488
Dover Corp.(b)	34,495	1,441,546
Eaton Corp.	30,957	2,025,826
Flowserve Corp.(b)	10,355	878,104
Illinois Tool Works, Inc.	71,468	2,950,199
PACCAR, Inc.(b)	67,401	2,687,278
Pall Corp.	21,591	742,083
Parker Hannifin Corp.	29,744	1,649,602
Snap-on, Inc.	10,751	439,823

		30,168,747

Professional Services — 0.1%
Dun & Bradstreet Corp.	9,305	624,552
Equifax, Inc.	23,381	656,071
Monster Worldwide, Inc.(a)	23,712	276,245
Robert Half International, Inc.(b)	27,919	657,492

		2,214,360

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrials (concluded)
Road & Rail — 0.8%
CSX Corp.	71,897	$3,568,248
Norfolk Southern Corp.	68,356	3,626,286
Ryder System, Inc.(b)	9,980	401,495
Union Pacific Corp.	93,492	6,498,629

		14,094,658

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	24,235	1,216,354
W.W. Grainger, Inc.(b)	11,444	1,138,106

		2,354,460

Total Industrials		179,000,509

Information Technology — 17.9%
Communications Equipment — 2.2%
Cisco Systems, Inc.(a)	1,055,571	22,494,218
Harris Corp.	23,980	998,767
JDS Uniphase Corp.(a)	41,564	408,990
Juniper Networks, Inc.(a)(b)	97,183	2,217,716
Motorola, Inc.(a)	429,289	2,798,964
QUALCOMM, Inc.	303,015	9,951,013
Tellabs, Inc.	71,443	456,521

		39,326,189

Computers & Peripherals — 6.1%
Apple, Inc.(a)	168,138	42,291,751
Dell, Inc.(a)	318,293	3,838,614
EMC Corp.(a)(b)	379,714	6,948,766
Hewlett-Packard Co.	431,522	18,676,272
International Business Machines Corp.	236,983	29,262,661
Lexmark International, Inc., Class A(a)(b)	14,496	478,803
NetApp, Inc.(a)	63,659	2,375,117
QLogic Corp.(a)(b)	20,612	342,571
SanDisk Corp.(a)	42,480	1,787,134
Teradata Corp.(a)	30,825	939,546
Western Digital Corp.(a)(b)	42,328	1,276,613

		108,217,848

Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc.(a)	64,290	1,827,765
Amphenol Corp., Class A(b)	32,055	1,259,120
Corning, Inc.	288,302	4,656,077
FLIR Systems, Inc.(a)	28,319	823,800
Jabil Circuit, Inc.	35,789	475,994
Molex, Inc.(b)	25,164	458,991

		9,501,747

Internet Software & Services — 1.6%
Akamai Technologies, Inc.(a)	31,790	1,289,720
eBay, Inc.(a)(b)	210,036	4,118,806
Google, Inc., Class A(a)	44,741	19,907,508
VeriSign, Inc.(a)	33,704	894,841
Yahoo!, Inc.(a)	217,465	3,007,541

		29,218,416

IT Services — 1.4%
Automatic Data Processing, Inc.(b)	92,910	3,740,557
Cognizant Technology Solutions Corp., Class A(a)	55,307	2,768,668
Computer Sciences Corp.	28,488	1,289,082
Fidelity National Information Services, Inc.(b)	61,210	1,641,652
Fiserv, Inc.(a)(b)	28,187	1,287,018
MasterCard, Inc., Class A(b)	17,881	3,567,796
Paychex, Inc.	59,412	1,542,930
SAIC, Inc.(a)	54,036	904,563
Total System Services, Inc.	36,579	497,474
Visa, Inc., Class A(b)	83,602	5,914,841
The Western Union Co.	124,149	1,851,062

		25,005,643

Office Electronics — 0.1%
Xerox Corp.	254,720	2,047,949

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)	104,460	764,647
Altera Corp.(b)	55,715	1,382,289
Analog Devices, Inc.	55,038	1,533,359
Applied Materials, Inc.	248,121	2,982,414
Broadcom Corp., Class A(b)	79,772	2,630,083
Intel Corp.	1,028,440	20,003,158
KLA-Tencor Corp.(b)	31,395	875,293
LSI Corp.(a)	121,311	558,031
Linear Technology Corp.(b)	41,397	1,151,250
MEMC Electronic Materials, Inc.(a)(b)	42,286	417,786
Microchip Technology, Inc.(b)	34,267	950,567
Micron Technology, Inc.(a)(b)	157,786	1,339,603
NVIDIA Corp.(a)	105,681	1,079,003
National Semiconductor Corp.	43,961	591,715
Novellus Systems, Inc.(a)	17,811	451,687
Teradyne, Inc.(a)(b)	33,151	323,222
Texas Instruments, Inc.	225,769	5,255,902
Xilinx, Inc.(b)	50,581	1,277,676

		43,567,685

Software — 3.6%
Adobe Systems, Inc.(a)	97,237	2,569,974
Autodesk, Inc.(a)	42,380	1,032,377
BMC Software, Inc.(a)	33,526	1,161,005
CA, Inc.	72,131	1,327,210
Citrix Systems, Inc.(a)	34,308	1,448,827
Compuware Corp.(a)	41,170	328,537
Electronic Arts, Inc.(a)	60,545	871,848
Intuit, Inc.(a)	58,020	2,017,355
McAfee, Inc.(a)	28,814	885,166
Microsoft Corp.	1,408,984	32,420,722
Novell, Inc.(a)	65,133	369,955
Oracle Corp.	723,750	15,531,675
Red Hat, Inc.(a)	34,841	1,008,299
Salesforce.com, Inc.(a)(b)	20,900	1,793,638
Symantec Corp.(a)	147,561	2,048,147

		64,814,735

Total Information Technology		321,700,212

Materials — 3.2%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	39,224	2,542,107
Airgas, Inc.	15,416	958,875
CF Industries Holdings, Inc.	13,122	832,591
The Dow Chemical Co.(b)	213,332	5,060,235
E.I. du Pont de Nemours & Co.(b)	167,364	5,789,121
Eastman Chemical Co.	13,372	713,530
Ecolab, Inc.(b)	43,106	1,935,890

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	27

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Materials (concluded)
Chemicals (concluded)
FMC Corp.(b)	13,426	$771,055
International Flavors & Fragrances, Inc.(b)	14,687	623,023
Monsanto Co.	100,775	4,657,821
PPG Industries, Inc.	30,722	1,855,916
Praxair, Inc.	56,514	4,294,499
Sigma-Aldrich Corp.(b)	22,419	1,117,139

		31,151,802

Construction Materials — 0.1%
Vulcan Materials Co.(b)	23,584	1,033,687

Containers & Packaging — 0.2%
Ball Corp.	17,052	900,857
Bemis Co., Inc.(b)	20,172	544,644
Owens-Illinois, Inc.(a)(b)	30,466	805,826
Pactiv Corp.(a)	24,541	683,467
Sealed Air Corp.	29,448	580,714

		3,515,508

Metals & Mining — 1.0%
AK Steel Holding Corp.(b)	20,926	249,438
Alcoa, Inc.	188,590	1,897,215
Allegheny Technologies, Inc.(b)	18,199	804,214
Cliffs Natural Resources, Inc.(b)	25,014	1,179,660
Freeport-McMoRan Copper & Gold, Inc.	87,138	5,152,470
Newmont Mining Corp.	90,753	5,603,090
Nucor Corp.(b)	58,207	2,228,164
Titanium Metals Corp.(a)	15,988	281,229
United States Steel Corp.(b)	26,482	1,020,881

		18,416,361

Paper & Forest Products — 0.2%
International Paper Co.	80,642	1,824,928
MeadWestvaco Corp.(b)	31,551	700,432
Weyerhaeuser Co.(b)	39,083	1,375,722

		3,901,082

Total Materials		58,018,440

Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	1,092,053	26,416,762
CenturyLink, Inc.	55,487	1,848,272
Frontier Communications Corp.(b)	58,196	413,773
Qwest Communications International, Inc.	275,783	1,447,861
Verizon Communications, Inc.	522,602	14,643,308
Windstream Corp.(b)	89,221	942,174

		45,712,150

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A(a)	74,520	3,316,140
MetroPCS Communications, Inc.(a)(b)	48,661	398,534
Sprint Nextel Corp.(a)	550,625	2,334,650

		6,049,324

Total Telecommunication Services		51,761,474

Utilities — 3.6%
Electric Utilities — 1.9%
Allegheny Energy, Inc.	31,315	647,594
American Electric Power Co., Inc.(b)	88,454	2,857,064
Duke Energy Corp.(b)	242,557	3,880,912
Edison International(b)	60,179	1,908,878
Entergy Corp.	34,967	2,504,337
Exelon Corp.	122,021	4,633,137
FPL Group, Inc.(b)	76,597	3,734,870
FirstEnergy Corp.	56,305	1,983,625
Northeast Utilities	32,503	828,176
PPL Corp.	86,554	2,159,522
Pepco Holdings, Inc.	41,219	646,314
Pinnacle West Capital Corp.(b)	20,140	732,290
Progress Energy, Inc.(b)	53,043	2,080,347
Southern Co.	152,307	5,068,777

		33,665,843

Gas Utilities — 0.2%
EQT Corp.(b)	26,571	960,276
Nicor, Inc.	8,492	343,926
Oneok, Inc.	19,647	849,733
Questar Corp.	32,340	1,471,146

		3,625,081

Independent Power Producers & Energy Traders — 0.2%
The AES Corp.(a)	123,396	1,140,179
Constellation Energy Group, Inc.(b)	37,250	1,201,313
NRG Energy, Inc.(a)	47,153	1,000,115

		3,341,607

Multi-Utilities — 1.3%
Ameren Corp.(b)	44,009	1,046,094
CMS Energy Corp.(b)	42,453	621,936
Centerpoint Energy, Inc.	76,911	1,012,149
Consolidated Edison, Inc.(b)	52,083	2,244,777
DTE Energy Co.(b)	31,105	1,418,699
Dominion Resources, Inc.(b)	110,102	4,265,352
Integrys Energy Group, Inc.(b)	14,222	622,070
NiSource, Inc.	51,236	742,922
PG&E Corp.	68,777	2,826,735
Public Service Enterprise Group, Inc.(b)	93,456	2,927,977
SCANA Corp.(b)	20,943	748,922
Sempra Energy	45,723	2,139,379
TECO Energy, Inc.	39,505	595,340
Wisconsin Energy Corp.(b)	21,591	1,095,527
Xcel Energy, Inc.(b)	84,883	1,749,439

		24,057,318

Total Utilities		64,689,849

Total Long-Term Investments (Cost — $1,793,347,313) — 96.1%		1,722,598,728

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.28%(c)(d)(e)	220,607,571	$220,607,571
BlackRock Cash Funds: Prime, SL Agency Shares, 0.28%(c)(d)(e)	38,215,966	38,215,966

		258,823,537

	Par (000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bill, 0.21%, 9/23/10(f)(g)	$7,250	7,247,296

Total Short-Term Securities (Cost — $266,071,465) — 14.8%		266,070,833

Total Investments Before Short Positions (Cost — $2,059,418,778*) — 110.9%		1,988,669,561

	Shares
Short Positions(h)
Questar Corp. — new shares(a)	(32,340)	(522,291)

Total Short Positions (Proceeds Received — $522,201) — (0.0)%		(522,291)

Total Investments Net of Short Positions — 110.9%		1,988,147,270
Liabilities in Excess of Other Assets — (10.9)%		(195,442,770)

Net Assets — 100.0%		$1,792,704,500

*	The cost and unrealized appreciation (depreciation) of investments before short positions as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,123,612,827

Gross unrealized appreciation	$271,368,257
Gross unrealized depreciation	(406,311,523)

Net unrealized depreciation	$(134,943,266)

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	195,914,609	24,692,962	[1]	—	220,607,571	$220,607,571	—	$317,379
BlackRock Cash Funds: Prime, SL Agency Shares	26,419,811	11,796,155	[1]	—	38,215,966	$38,215,966	—	$60,456
PNC Financial Services Group, Inc.	93,431	14,587		(10,846)	97,172	$5,490,218	$(1,968,912)	$19,787

[1]	Represents net shares activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
1,347	S&P 500 INDEX	Chicago	September 2010	$69,141,510	$(3,815,083)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	29

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1] :
Common Stocks	$1,722,598,728	—	—	$1,722,598,728
Short-Term Securities:
Money Market Funds	258,823,537	—	—	258,823,537
U.S. Government Obligations	—	$7,247,296	—	7,247,296
Liabilities:
Investments in Securities:
Long-Term Investments:
Short Positions	(522,291)			(522,291)

Total	$1,980,899,974	$7,247,296	—	$1,988,147,270

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$(3,815,083)	—	—	$(3,815,083)

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2010 (Unaudited)	Bond Index Master Portfolio	S&P 500 Stock Master Portfolio
Assets
Investments at value - unaffiliated[1,2]	$136,287,453	$1,724,355,806
Investments at value - affiliated[3]	16,711,891	264,313,755
Investments sold receivable	1,016,066	522,201
Dividends receivable	—	2,319,751
Securities lending income receivable - affiliated	2,507	51,070
Interest receivable	1,041,466	478

Total assets	155,059,383	1,991,563,061

Liabilities
Collateral at value - securities loaned	14,250,522	197,201,737
Investments purchased payable	1,655,627	471,324
Margin variation payable	—	588,344
Short positions at value (proceeds - $522,201)	—	522,291
Investment advisory fees payable	4,457	63,809
Professional fees payable	9,699	11,056

Total liabilities	15,920,305	198,858,561

Net Assets	$139,139,078	$1,792,704,500

Net Assets Consist of
Investors’ capital	$131,636,168	$1,867,268,890
Net unrealized appreciation/depreciation	7,502,910	(74,564,390)

Net Assets	$139,139,078	$1,792,704,500

[1] Investments at cost - unaffiliated	$128,795,585	$1,795,106,122

[2] Securities loaned at value	$13,993,116	$191,916,845

[3] Investments at cost - affiliated	$16,700,849	$264,312,656

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	31

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2010 (Unaudited)	Bond Index Master Portfolio	S&P 500 Stock Master Portfolio
Investment Income
Interest	$2,767,160	$3,674
Securities lending - affiliated	14,148	311,963
Income - affiliated	5,530	85,659
Dividends - unaffiliated	—	19,390,432

Total income	2,786,838	19,791,728

Expenses
Investment advisory	54,802	513,755
Professional	9,922	13,911
Independent Trustees	5,667	27,411

Total expenses	70,391	555,077
Less fees waived by advisor	(15,589)	(41,322)

Total expenses after fees waived	54,802	513,755

Net investment income	2,732,036	19,277,973

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,189,949	(80,710,395)
Investments - affiliated	—	(1,968,912)
Financial futures contracts	—	(3,325,816)

	1,189,949	(86,005,123)

Net change in unrealized appreciation/depreciation on:
Investments	3,528,440	(50,719,215)
Financial futures contracts	—	(4,186,530)
Short positions	—	(90)

	3,528,440	(54,905,835)

Total realized and unrealized gain (loss)	4,718,389	(140,910,958)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,450,425	$(121,632,985)

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Changes in Net Assets	Master Investment Portfolio

	Bond Index Master Portfolio		S&P 500 Stock Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$2,732,036	$6,055,581	$19,277,973	$40,788,743
Net realized gain (loss)	1,189,949	955,337	(86,005,123)	(63,153,127)
Net change in unrealized appreciation/depreciation	3,528,440	622,656	(54,905,835)	451,937,162

Net increase (decrease) in net assets resulting from operations	7,450,425	7,633,574	(121,632,985)	429,572,778

Capital Transactions
Proceeds from contributions	8,475,570	35,373,318	183,066,559	451,069,480
Fair value of withdrawals	(33,251,669)	(20,020,025)	(317,791,061)	(522,559,993)

Net increase (decrease) in net assets derived from capital transactions	(24,776,099)	15,353,293	(134,724,502)	(71,490,513)

Net Assets
Total increase (decrease) in net assets	(17,325,674)	22,986,867	(256,357,487)	358,082,265
Beginning of period	156,464,752	133,477,885	2,049,061,987	1,690,979,722

End of period	$139,139,078	$156,464,752	$1,792,704,500	$2,049,061,987

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	33

Financial Highlights	Master Investment Portfolio

	Bond Index Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	5.56%[1]	5.36%	6.06%	7.31%	4.91%	2.27%
Ratios to Average Net Assets
Total expenses	0.10%[2]	0.09%	0.10%	0.11%	0.10%	0.08%

Total expenses after fees waived	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.99%[2]	4.20%	4.99%	5.15%	4.97%	4.56%

Supplemental Data
Net assets, end of period (000)	$139,139	$156,465	$133,478	$119,907	$103,696	$203,647

Portfolio turnover[3]	17%[4]	103%[5]	89%	61%	57%	76%

	S&P 500 Stock Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	(6.63)%[1]	26.63%	(36.86)%	5.54%	15.75%	4.87%
Ratios to Average Net Assets
Total expenses	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.88%[2]	2.35%	2.32%	1.98%	1.93%	1.84%

Supplemental Data
Net assets, end of period (000)	$1,792,705	$2,049,062	$1,690,980	$2,920,748	$2,727,449	$2,408,526

Portfolio turnover[3]	4%	5%	8%	7%	14%	10%

1	Aggregate total investment return.
2	Annualized.
3	Portfolio turnover rates include in-kind transactions, if any.
4	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 16%.
5	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 87%.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Bond Index Master Portfolio and S&P 500 Stock Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ policy is to fair value their financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board of Trustees (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Financial futures contracts traded on exchanges are valued at their last sale price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that the Master Portfolios might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that BFA deems relevant. The pricing of Fair Value Assets is subsequently reported to the Board.

Asset-Backed and Mortgaged-Backed Securities: The Bond Index Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Bond Index Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”), including FHLMC and FNMA guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of FHLMC and FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

BLACKROCK FUNDS III	JUNE 30, 2010	35

Notes to Financial Statements (continued)	Master Investment Portfolio

Multiple Class Pass-Through Securities: Bond Index Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Interest can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

TBA Commitments: Bond Index Master Portfolio may enter into TBA commitments pursuant to which it agrees to purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for the mortgage-backed security. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA transactions with the intent to take possession of or deliver out the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., TBAs beyond normal settlement and financial futures contracts) each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Income Taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. However, each interestholder in such a Master

36	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Securities Lending: The Master Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolios could experience delays and costs in gaining access to the collateral. The Master Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

S&P 500 Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, their exposure to equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: S&P 500 Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by each Master Portfolio as unrealized gains or losses. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2010
	Liability Derivatives
S&P 500 Stock Master Portfolio	Statement of Assets and Liabilities Location	Value
Equity Contracts	Net unrealized appreciation/depreciation*	$(3,815,083)

*	Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2010
S&P 500 Stock Master Portfolio	Net Realized Loss from Financial Futures Contracts	Net Change in Unrealized Depreciation on Financial Futures Contracts
Equity Contracts	$3,325,816	$4,186,530

For the six months ended June 30, 2010, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 1,279 and $69,847,185, respectively.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

BLACKROCK FUNDS III	JUNE 30, 2010	37

Notes to Financial Statements (continued)	Master Investment Portfolio

MIP, on behalf of the Master Portfolios, entered into an investment advisory agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. BFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index Master Portfolio and S&P 500 Stock Master Portfolio, respectively, as compensation for investment advisory services. From time to time, BFA may waive a portion of its investment advisory fees. Any such waivers will reduce the expenses of the applicable Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BFA has contractually agreed to cap the expenses of each Master Portfolio whereby BFA reduces the investment advisory fee by an amount equal to the independent expenses, through April 30, 2012, and are shown as fees waived by advisor in the Statement of Operations.

MIP entered into an administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolios so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or so long as BTC (or an affiliate) receives investment advisory fees from the Master Portfolios. BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

The Master Portfolios received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio invests its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2010, were as follows:

	Purchases	Sales
Bond Index Master Portfolio	$3,850,489	$15,378,373
S&P 500 Stock Master Portfolio	$82,254,698	$229,015,041

Purchases and sales of US government securities for the Bond Index Master Portfolio for the six months ended June 30, 2010 were $19,833,149 and $29,748,484, respectively.

5. Concentration, Market and Credit Risk:

The Bond Index Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Master Portfolios to credit and counterparty risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities.

38	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (concluded)	Master Investment Portfolio

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2010	39

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Anne Ackerley, President and Chief Executive Officer

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment

Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP

San Francisco, CA 94111

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

c/o BlackRock Investments, LLC

40 East 52nd Street

New York, NY 10022

40	BLACKROCK FUNDS III	JUNE 30, 2010

Additional Information

General Information

Availability of Quarterly Portfolio Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio votes proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2010	41

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#BDSP-6/10

LifePath® Portfolios OF BLACKROCK FUNDS III

SEMI-ANNUAL REPORT JUNE 30, 2010  |  (UNAUDITED)

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath 2030 Portfolio®

LifePath 2040 Portfolio®

LifePath® 2050 Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK FUNDS III	JUNE 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe and mixed economic data that have raised concerns over the possibility that some economies could slide back into recession. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world. Regarding the US economy, we believe it is unlikely that the United States will experience a “double dip” recession, although we acknowledge that subpar growth is likely to persist for some time.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated — primarily as a result of uneven economic data and lingering deflation issues (especially in Europe). As the period drew to a close, equity markets had endured a significant correction that drove stock prices into negative territory on a year-to-date basis in almost every market. Over a 12-month basis, however, global equities posted positive returns thanks to improving corporate revenues and profits and a reasonably strong macro backdrop. From a geographic perspective, US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outperformed large caps.

In fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, however, Treasury yields fell sharply as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. As a result, US Treasuries became one of the world’s best-performing asset classes on a six-month basis. High yield bonds have also continued to perform well, thanks in large part to ongoing high levels of investor demand. Meanwhile, municipal bonds performed in-line with their taxable counterparts on a 12-month basis, but slightly underperformed over the last six months as investors rotated to the relative safety of Treasuries.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of June 30, 2010	6-month	12-month
US equities (S&P 500 Index)	(6.65)%	14.43%
Small cap US equities (Russell 2000 Index)	(1.95)	21.48
International equities (MSCI Europe, Australasia, Far East Index)	(13.23)	5.92
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	9.36	8.20
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.33	9.50
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.31	9.61
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.45	26.66

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary as of June 30, 2010	LifePath Portfolios

Portfolio Management Commentary

How did each Portfolio perform?

•

For the six-month period, all share classes of the LifePath Portfolios with target dates from 2020 to 2050, as well as all share classes of the LifePath Retirement Portfolio, lagged their respective custom benchmarks.

What factors influenced performance?

•

After a positive first quarter, the LifePath Portfolios’ returns were impacted by increased market volatility and decreasing investor risk appetite. Shorter-dated funds (e.g., LifePath Retirement Portfolio) were less exposed to the overall weak equity markets than the longer-dated funds (e.g., LifePath 2050 Portfolio).

•

The LifePath Portfolios’ allocation to the Active Stock Master Portfolio was the primary detractor from performance as the investment strategy underperformed its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the reporting period. As investors focused on broad macroeconomic themes rather than company fundamentals, the investment insights within the quantitative model, such as relative value, earnings quality and sentiment, failed to add value. In addition, the LifePath Portfolios’ allocation to the iShares MSCI Emerging Markets Index Fund detracted from performance as the fund mistracked its benchmark index.

•

The LifePath Portfolio also invested a portion of their assets in the CoreAlpha Bond Master Portfolio, which marginally underperformed its benchmark, the Barclays Capital US Aggregate Index, over the six-month period. While the strategy outperformed early in the year as a result of successful security selection, an overweight within corporate credits and an allocation outside of the benchmark index in high yield bonds, performance reversed in the following months as credit spreads widened.

•	The remaining exposures within the LifePath Portfolios are implemented through various iShares exchange-traded funds (ETFs), which performed broadly in line with their respective indexes.

Describe recent portfolio activity.

•	On June 30, 2010, four new funds with target dates of 2025, 2035, 2045 and 2055 were added to the LifePath Portfolios’ fund family.

•

Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation. As such, the asset allocation of each LifePath Portfolio was updated systematically during the reporting period, as investors’ time horizons decreased and the LifePath Portfolios were rebalanced accordingly.

Describe portfolio positioning at period end.

•

At period end, the LifePath Portfolios are largely managed in line with their respective strategic asset allocation benchmarks. As such, individual LifePath Portfolio over/underweights are typically small and not material to performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to the “LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires.

4	BLACKROCK FUNDS III	JUNE 30, 2010

LifePath® Retirement Portfolio

Total Return Based on a $10,000 Investment

1	The Portfolio compares its performance to that of a customized weighted index (the “LifePath Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Citigroup 3-Month Treasury Bill Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate ex US Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	68.2%	—	12.5%	—	—	—	6.5%	0.8%	11.2%	0.8%
7/01/01 to 6/30/02	72.5	—	—	—	—	—	8.0	1.4	16.8	1.3
7/01/02 to 6/30/03	65.0	—	—	—	—	—	9.6	1.9	21.9	1.6
7/01/03 to 6/30/04	65.0	—	—	—	—	—	8.8	2.3	21.8	2.1
7/01/04 to 6/30/05	65.0	—	—	—	—	—	8.6	2.4	21.5	2.5
7/01/05 to 6/30/06	58.5	5.1%	—	1.3%	—	—	9.2	3.6	20.5	1.8
7/01/06 to 6/30/07	52.2	9.9	—	2.8	—	—	10.2	3.6	19.5	1.8
7/01/07 to 6/30/08	52.8	9.2	—	2.7	—	11.0%	—	3.7	18.8	1.8
7/01/08 to 6/30/09	53.0	9.0	—	—	2.0%	11.3	—	4.5	18.1	2.1
7/01/09 to 6/30/10	52.9	9.1	—	—	1.5	10.7	—	4.9	18.7	2.2

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2010	5

LifePath® Retirement Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(0.41)%	12.11%	—	3.20%	—	3.84%	—	5.36%[1]	—
Investor A	(0.54)	11.80	5.93%	2.93	1.83%	—	—	5.27 [2]	4.48%[2]
Investor C	—	—	—	—	—	—	—	(4.59)[3]	(5.54)[3]
Class K	(0.23)	12.28	—	—	—	—	—	(0.05)[4]	—
Class R	—	—	—	—	—	—	—	(4.52)[3]	—
Citigroup 3-Month Treasury Bill Index	0.05	0.12	—	2.63	—	2.56	—	—	—
Barclays Capital US Aggregate Bond Index	5.33	9.50	—	5.54	—	6.47	—	—	—
LifePath Retirement Custom Benchmark	0.78	12.31	—	3.91	—	4.87	—	—	—
S&P 1500 Index	(6.03)	15.57	—	(0.49)	—	(0.86)	—	—	—
MSCI All Country World (“ACWI”) ex US IMI Index	(10.42)	11.49	—	3.62	—	2.21	—	—	—

1	Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares is the successor to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2000 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

2	Total return is calculated from an inception date of April 11, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A Shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A Share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 3.50%.

3	Total return is calculated from an inception date of May 3, 2010.

4	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS III	JUNE 30, 2010

LifePath 2020 Portfolio®

Total Return Based on a $10,000 Investment

1	The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate ex-US Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	36.7%	—	—	—	—	17.9%	2.9%	39.5%	3.0%
7/01/01 to 6/30/02	34.1	—	—	—	—	16.7	3.5	42.4	3.3
7/01/02 to 6/30/03	34.5	—	—	—	—	16.5%	3.6	42.3	3.1
7/01/03 to 6/30/04	35.9	—	—	—	—	15.5	3.3	42.3	3.0
7/01/04 to 6/30/05	34.8	—	—	—	—	15.8	3.1	43.1	3.2
7/01/05 to 6/30/06	32.0	2.6%	2.1%	—	—	16.2	5.2	39.4	2.5
7/01/06 to 6/30/07	29.2	5.1	4.4	—	—	17.0	5.4	36.1	2.8
7/01/07 to 6/30/08	30.5	5.0	4.5	—	17.9%	—	5.5	33.9	2.7
7/01/08 to 6/30/09	32.7	5.3	—	4.5%	18.0	—	5.9	30.8	2.8
7/01/09 to 6/30/10	34.5	5.6	—	4.7	16.5	—	5.9	30.1	2.7

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2010	7

LifePath 2020 Portfolio® (concluded)

Performance Summary for the Period Ended June 30, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(3.31)%	12.46%	—	1.78%	—	1.27%	—	6.30%[1]	—
Investor A	(3.51)	12.19	6.30%	1.52	0.43%	—	—	2.47 [2]	1.81%[2]
Investor C	—	—	—	—	—	—	—	(7.95)[3]	(8.86)[3]
Class K	(3.15)	12.86	—	—	—	—	—	(5.37)[4]	—
Class R	—	—	—	—	—	—	—	(7.90)[3]	—
Citigroup 3-Month Treasury Bill Index	0.05	0.12	—	2.63	—	2.56	—	—	—
Barclays Capital US Aggregate Bond Index	5.33	9.50	—	5.54	—	6.47	—	—	—
LifePath 2020 Custom Benchmark	(1.81)	13.88	—	2.78	—	2.49	—	—	—
S&P 1500 Index	(6.03)	15.57	—	(0.49)	—	(0.86)	—	—	—
MSCI All Country World (“ACWI”) ex US IMI Index	(10.42)	11.49	—	3.62	—	2.21	—	—	—

1	Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares is the successor to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2020 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

2	Total return is calculated from an inception date of March 7, 2002. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A Shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A Share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 1.79%.

3	Total return is calculated from an inception date of May 3, 2010.

4	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS III	JUNE 30, 2010

LifePath 2030 Portfolio®

Total Return Based on a $10,000 Investment

1	The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate ex US Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	21.6%	—	—	—	—	22.7%	3.6%	48.5%	3.6%
7/01/01 to 6/30/02	20.6	—	—	—	—	20.0	4.2	51.2	4.0
7/01/02 to 6/30/03	23.2	—	—	—	—	19.2	4.3	49.7	3.6
7/01/03 to 6/30/04	23.2	—	—	—	—	18.9	3.8	50.7	3.4
7/01/04 to 6/30/05	21.2	—	—	—	—	19.1	3.5	52.7	3.5
7/01/05 to 6/30/06	19.3	1.3%	2.5%	—	—	19.5	6.0	48.5	2.9
7/01/06 to 6/30/07	17.1	2.7	5.2	—	—	20.6	6.4	44.7	3.3
7/01/07 to 6/30/08	18.0	2.7	5.5	—	21.7%	—	6.5	42.4	3.2
7/01/08 to 6/30/09	20.0	2.9	—	6.1%	22.2	—	6.8	38.8	3.2
7/01/09 to 6/30/10	21.6	3.2	—	7.0	20.6	—	6.6	38.0	3.0

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2010	9

LifePath 2030 Portfolio® (concluded)

Performance Summary for the Period Ended June 30, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(5.53)%	12.49%	—	0.71%	—	0.17%	—	6.35%[1]	—
Investor A	(5.75)	12.13	6.24%	0.44	(0.63)%	—	—	4.83 [2]	4.05%[2]
Investor C	—	—	—	—	—	—	—	(10.37)[3]	(11.26)[3]
Class K	(5.30)	12.89	—	—	—	—	—	(8.59)[4]	—
Class R	—	—	—	—	—	—	—	(10.30)[3]	—
Citigroup 3-Month Treasury Bill Index	0.05	0.12	—	2.63	—	2.56	—	—	—
Barclays Capital US Aggregate Bond Index	5.33	9.50	—	5.54	—	6.47	—	—	—
LifePath 2030 Custom Benchmark	(3.73)	14.71	—	1.90	—	1.41	—	—	—
S&P 1500 Index	(6.03)	15.57	—	(0.49)	—	(0.86)	—	—	—
MSCI All Country World (“ACWI”) ex US IMI Index	(10.42)	11.49	—	3.62	—	2.21	—	—	—

1	Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares is the successor to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2030 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

2	Total return is calculated from an inception date of April 8, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A Shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A Share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 0.99%.

3	Total return is calculated from an inception date of May 3, 2010.

4	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS III	JUNE 30, 2010

LifePath 2040 Portfolio®

Total Return Based on a $10,000 Investment

1	The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate ex- US Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	7.0%	—	—	—	—	26.4%	4.3%	58.0%	4.3%
7/01/01 to 6/30/02	7.8	—	—	—	—	20.0	5.2	62.2	4.8
7/01/02 to 6/30/03	7.8	—	—	—	—	20.0	5.2	62.2	4.8
7/01/03 to 6/30/04	12.1	—	—	—	—	20.0	4.4	59.5	4.0
7/01/04 to 6/30/05	10.1	—	—	—	—	20.0	3.9	62.0	4.0
7/01/05 to 6/30/06	9.1	—	2.8%	—	—	21.2	6.8	56.8	3.3
7/01/06 to 6/30/07	7.7	—	5.9	—	—	23.5	7.2	52.0	3.7
7/01/07 to 6/30/08	8.3	0.1%	6.4	—	18.8%	6.1	7.4	49.3	3.6
7/01/08 to 6/30/09	9.5	1.0	—	7.4%	25.7	—	7.6	45.2	3.6
7/01/09 to 6/30/10	11.0	1.1	—	8.9	24.0	—	7.1	44.7	3.2

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2010	11

LifePath 2040 Portfolio® (concluded)

Performance Summary for the Period Ended June 30, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(7.36)%	12.38%	—	(0.28)%	—	(1.10)%	—	6.29%[1]	—
Investor A	(7.48)	12.08	6.20%	(0.53)	(1.60)%	—	—	4.62 [2]	3.84%[2]
Investor C	—	—	—	—	—	—	—	(12.29)[3]	(13.16)[3]
Class K	(7.15)	12.85	—	—	—	—	—	(11.30)[4]	—
Class R	—	—	—	—	—	—	—	(12.22)[3]	—
Citigroup 3-Month Treasury Bill Index	0.05	0.12	—	2.63	—	2.56	—	—	—
Barclays Capital US Aggregate Bond Index	5.33	9.50	—	5.54	—	6.47	—	—	—
LifePath 2040 Custom Benchmark	(5.32)	15.35	—	1.09	—	0.37	—	—	—
S&P 1500 Index	(6.03)	15.57	—	(0.49)	—	(0.86)	—	—	—
MSCI All Country World (“ACWI”) ex US IMI Index	(10.42)	11.49	—	3.62	—	2.21	—	—	—

1	Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares is the successor to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2040 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

2	Total return is calculated from an inception date of April 8, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A Shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A Share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 0.33.

3	Total return is calculated from an inception date of May 3, 2010.

4	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS III	JUNE 30, 2010

LifePath® 2050 Portfolio

Total Return Based on a $10,000 Investment

1	The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	FTSE EPRA/NAREIT Developed Real Estate ex- US Index	MSCI All Country World (“ACWI”) ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/08 to 6/30/09	1.0%	5.4%	30.0%	10.6%	48.0%	5.0%
7/01/09 to 6/30/10	1.0	10.5	27.2	8.2	49.4	3.7

See “About Fund Performance” on page 15 for descriptions of the indexes.

2	Commencement of operations.

BLACKROCK FUNDS III	JUNE 30, 2010	13

LifePath® 2050 Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2010

		Average Annual Total Returns
		1 Year		Since Inception
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(8.88)%	12.46%	—	(10.24)%[1]	—
Investor A	(9.03)	12.21	6.32%	(10.46)[1]	(12.84)%[1]
Investor C	—	—	—	(14.00)[2]	(14.85)[2]
Class K	(8.80)	12.81	—	(9.96)[1]	—
Class R	—	—	—	(13.98)[2]	—
Citigroup 3-Month Treasury Bill Index	0.05	0.12	—	—	—
Barclays Capital US Aggregate Bond Index	5.33	9.50	—	—	—
LifePath 2050 Custom Benchmark	(6.69)	15.92	—	—	—
S&P 1500 Index	(6.03)	15.57	—	—	—
MSCI All Country World Index (“ACWI”) ex US IMI Index	(10.42)	11.49	—	—	—

1	Total return is calculated from an inception date of June 30, 2008.

2	Total return is calculated from an inception date of May 3, 2010.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS III	JUNE 30, 2010

About Portfolio Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25%. Investor A Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The LifePath Portfolios’ administrator waived a portion of each LifePath Portfolio’s expenses. Without such waiver, each LifePath Portfolio’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The S&P 1500 Index is a market weighted index comprised of the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indexes, which together represent approximately 90% of the total US equity market. The Barclays Capital US Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agencies with at least one year to maturity. The MSCI ACWI ex US IMI Index is a free float-adjusted market capitalization-weighted index that measures the equity market performance of the developed (excluding the US) and emerging investable market universe. The Citigroup 3-Month Treasury Bill Index is a market value weighted index of public obligations of the US Treasury with maturities of three months.

The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolio’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the LifePath Portfolios’ changing asset allocations over time. As of June 30, 2010, the following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, Barclays Capital US Aggregate Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital US Treasury TIPS Index, MSCI ACWI ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index.

Derivative Financial Instruments

The Active Stock and CoreAlpha Bond Master Portfolios may invest in various derivative instruments, including financial futures contracts and swaps, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, equity and interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Master Portfolios’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Master Portfolios to sell or purchase portfolio securities at inopportune times or distressed values, may limit the amount of appreciation the Master Portfolios can realize on an investment, may result in lower dividends paid to shareholders or may cause the Master Portfolios to hold a security that it might otherwise sell. The Master Portfolios’ investments in these instruments are discussed in detail in the Master Portfolio Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	15

Disclosure of Expenses

Shareholders of each LifePath Portfolio may incur operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other portfolio expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2010 and held through June 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each LifePath Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath® Retirement Portfolio
Institutional	$1,000	$995.90	$3.81	$1,000	$1,021.00	$3.86	0.77%
Investor A	$1,000	$994.60	$5.04	$1,000	$1,019.70	$5.11	1.02%
Investor C	$1,000	$954.10	$2.75	$1,000	$1,016.00	$8.85	1.77%
Class K	$1,000	$997.70	$2.08	$1,000	$1,022.70	$2.11	0.42%
Class R	$1,000	$954.80	$1.96	$1,000	$1,018.50	$6.31	1.26%
LifePath 2020 Portfolio®
Institutional	$1,000	$966.90	$3.56	$1,000	$1,021.20	$3.66	0.73%
Investor A	$1,000	$964.90	$4.77	$1,000	$1,019.90	$4.91	0.98%
Investor C	$1,000	$920.50	$2.64	$1,000	$1,016.20	$8.65	1.73%
Class K	$1,000	$968.50	$1.85	$1,000	$1,022.90	$1.91	0.38%
Class R	$1,000	$921.00	$1.86	$1,000	$1,018.70	$6.11	1.22%

1	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

2	For the Institutional, Investor A and Class K Share classes of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). For the Investor C and Class R Share classes of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the period since May 3, 2010, the inception date of these share classes). Because the LifePath Portfolio invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the LifePath Portfolio and the Master Portfolio in which it invests.

16	BLACKROCK FUNDS III	JUNE 30, 2010

Disclosure of Expenses (concluded)

Expense Examples (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath 2030 Portfolio®
Institutional	$1,000	$944.70	$3.42	$1,000	$1,021.30	$3.56	0.71%
Investor A	$1,000	$942.50	$4.62	$1,000	$1,020.00	$4.81	0.96%
Investor C	$1,000	$896.30	$2.56	$1,000	$1,016.40	$8.50	1.70%
Class K	$1,000	$947.00	$1.69	$1,000	$1,023.10	$1.76	0.35%
Class R	$1,000	$897.00	$1.81	$1,000	$1,018.80	$6.01	1.20%
LifePath 2040 Portfolio®
Institutional	$1,000	$926.40	$3.30	$1,000	$1,021.40	$3.46	0.69%
Investor A	$1,000	$925.20	$4.49	$1,000	$1,020.10	$4.71	0.94%
Investor C	$1,000	$877.10	$2.54	$1,000	$1,016.40	$8.50	1.70%
Class K	$1,000	$928.50	$1.58	$1,000	$1,023.20	$1.66	0.33%
Class R	$1,000	$877.80	$1.78	$1,000	$1,018.90	$5.96	1.19%
LifePath® 2050 Portfolio
Institutional	$1,000	$911.20	$3.17	$1,000	$1,021.50	$3.36	0.67%
Investor A	$1,000	$909.70	$4.36	$1,000	$1,020.20	$4.61	0.92%
Investor C	$1,000	$860.00	$2.42	$1,000	$1,016.70	$8.20	1.64%
Class K	$1,000	$912.00	$1.56	$1,000	$1,023.20	$1.66	0.33%
Class R	$1,000	$860.20	$1.68	$1,000	$1,019.20	$5.71	1.14%

1	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

2	For the Institutional, Investor A and Class K Share classes of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). For the Investor C and Class R Share classes of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the period since May 3, 2010, the inception date of these share classes). Because the LifePath Portfolio invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the LifePath Portfolio and the Master Portfolio in which it invests.

BLACKROCK FUNDS III	JUNE 30, 2010	17

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2010 (Unaudited)	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Assets
Investments at value - from the applicable Master Portfolio	$658,765,712	$1,099,941,465	$859,373,954	$656,987,552	$40,638,872
Capital shares sold receivable	1,281,853	2,911,101	3,931,542	3,507,517	885,171

Total assets	660,047,565	1,102,852,566	863,305,496	660,495,069	41,524,043

Liabilities
Capital shares redeemed payable	973,903	953,019	442,955	420,342	6,952
Income dividends payable	273,648	224,460	201,418	156,723	2,313
Administration fees payable	271,198	455,918	358,495	278,129	15,651
Capital gain distributions payable	86,866	—	—	—	998
Service and distribution fees payable	35,353	66,974	51,578	37,240	2,087
Professional fees payable	5,433	5,433	5,433	5,433	5,433

Total liabilities	1,646,401	1,705,804	1,059,879	897,867	33,434

Net Assets	$658,401,164	$1,101,146,762	$862,245,617	$659,597,202	$41,490,609

Net Assets Consist of
Paid-in capital	$665,897,965	$1,154,135,971	$973,564,653	$738,461,629	$44,594,194
Undistributed (distributions in excess of) net investment income	(397,046)	(1,048,485)	(302,101)	(189,983)	3,456
Accumulated net realized gain (loss)	(28,718,528)	(79,234,456)	(87,643,616)	(78,129,232)	732,141
Net unrealized appreciation/depreciation	21,618,773	27,293,732	(23,373,319)	(545,212)	(3,839,182)

Net Assets	$658,401,164	$1,101,146,762	$862,245,617	$659,597,202	$41,490,609

Net Asset Value
Institutional:
Net assets	$488,302,921	$780,074,506	$617,838,539	$485,170,349	$31,495,404

Shares outstanding, unlimited number of shares authorized, no par value	45,981,033	55,729,006	49,595,279	32,935,565	2,080,670

Net asset value	$10.62	$14.00	$12.46	$14.73	$15.14

Investor A:
Net assets	$169,494,208	$318,493,757	$243,188,878	$174,379,203	$9,910,615

Shares outstanding, unlimited number of shares authorized, no par value	17,201,935	23,908,165	19,925,438	12,397,382	654,699

Net asset value	$9.85	$13.32	$12.20	$14.07	$15.14

Maximum offering price per share (100/94.75 of net asset value)	$10.40	$14.06	$12.88	$14.85	$15.98

Investor C:
Net assets	$18,922	$100,796	$17,822	$17,438	$17,054

Shares outstanding, unlimited number of shares authorized, no par value	1,782	7,212	1,432	1,184	1,127

Net asset value	$10.62	$13.98	$12.45	$14.73	$15.14	[1]

Class K:
Net assets	$566,191	$2,459,405	$1,182,556	$12,774	$50,484

Shares outstanding, unlimited number of shares authorized, no par value	53,391	175,834	94,944	864	3,327

Net asset value	$10.60	$13.99	$12.46	$14.78	$15.17

Class R:
Net assets	$18,922	$18,298	$17,822	$17,438	$17,052

Shares outstanding, unlimited number of shares authorized, no par value	1,782	1,308	1,432	1,184	1,127

Net asset value	$10.62	$13.99	$12.45	$14.73	$15.13

1	The net asset value is calculated based on net assets of $17,054.04 and shares outstanding of 1,126.761.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Operations	BlackRock Funds III

Six Months Ended June 30, 2010 (Unaudited)	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Interest	$6,415,652	$7,048,305	$3,495,165	$1,439,227	$8,962
Dividends	3,056,191	7,428,479	7,203,862	6,460,272	396,334
Securities lending - affiliated	81,695	190,653	185,076	168,394	7,090
Income - affiliated	1,582	3,110	2,626	2,128	308
Expenses[1]	(845,390)	(1,218,596)	(852,264)	(608,719)	(26,312)

Total income	8,709,730	13,451,951	10,034,465	7,461,302	386,382

Expenses
Administration	1,591,945	2,625,400	2,061,742	1,639,121	79,285
Service - Investor A	206,493	384,930	300,796	219,339	9,482
Service and distribution - Investor C	31	93	30	29	29
Service and distribution - Class R	15	15	15	15	14
Professional	5,837	6,682	6,377	6,192	5,433

Total expenses	1,804,321	3,017,120	2,368,960	1,864,696	94,243
Less fees waived by administrator	(5,837)	(6,682)	(6,377)	(6,192)	(5,433)

Total expenses after fees waived	1,798,484	3,010,438	2,362,583	1,858,504	88,810

Net investment income	6,911,246	10,441,513	7,671,882	5,602,798	297,572

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolios
Net realized gain from investments, financial futures contracts and swaps	11,088,012	21,798,653	18,746,313	14,570,025	1,096,450
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and swaps	(22,196,663)	(73,921,071)	(80,877,401)	(74,943,109)	(5,391,417)

Total realized and unrealized loss	(11,108,651)	(52,122,418)	(62,131,088)	(60,373,084)	(4,294,967)

Net Decrease in Net Assets Resulting from Operations	$(4,197,405)	$(41,680,905)	$(54,459,206)	$(54,770,286)	$(3,997,395)

[1] Net of fees waived	$1,053,880	$1,762,640	$1,400,191	$1,122,799	$59,994

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	19

Statements of Changes in Net Assets	BlackRock Funds III

	LifePath Retirement Portfolio		LifePath 2020 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$6,911,246	$5,627,838	$10,441,513	$18,783,029
Net realized gain (loss)	11,088,012	(4,545,046)	21,798,653	(58,045,241)
Net change in unrealized appreciation/depreciation	(22,196,663)	57,906,234	(73,921,071)	196,056,873

Net increase (decrease) in net assets resulting from operations	(4,197,405)	58,989,026	(41,680,905)	156,794,661

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5,140,168)	(4,739,995)	(7,475,724)	(17,223,974)
Investor A	(1,760,892)	(1,359,146)	(2,906,637)	(6,672,470)
Investor C	(111)	—	(682)	—
Class K	(6,180)	(2,101)	(30,518)	(20,977)
Class R	(126)	—	(120)	—
Net realized gain:
Institutional	(1,037,186)	(38,511)	—	—
Investor A	(389,605)	(10,904)	—	—
Investor C	(40)	—	—	—
Class K	(1,179)	(15)	—	—
Class R	(41)	—	—	—
Return of capital:
Institutional	—	—	—	(91,672)
Investor A	—	—	—	(36,106)
Class K	—	—	—	(97)

Decrease in net assets resulting from dividends and distributions to shareholders	(8,335,528)	(6,150,672)	(10,413,681)	(24,045,296)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	83,914,054	416,400,035	219,870,458	188,098,878

Net Assets
Total increase in net assets	71,381,121	469,238,389	167,775,872	320,848,243
Beginning of period	587,020,043	117,781,654	933,370,890	612,522,647

End of period	$658,401,164	$587,020,043	$1,101,146,762	$933,370,890

Distributions in excess of net investment income	$(397,046)	$(400,815)	$(1,048,485)	$(1,076,317)

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Changes in Net Assets (continued)	BlackRock Funds III

	LifePath 2030 Portfolio		LifePath 2040 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$7,671,882	$13,413,276	$5,602,798	$10,083,449
Net realized gain (loss)	18,746,313	(56,951,517)	14,570,025	(49,341,942)
Net change in unrealized appreciation/depreciation	(80,877,401)	182,485,014	(74,943,109)	161,847,250

Net increase (decrease) in net assets resulting from operations	(54,459,206)	138,946,773	(54,770,286)	122,588,757

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5,584,755)	(12,375,362)	(4,238,695)	(9,283,916)
Investor A	(2,009,775)	(4,626,595)	(1,416,638)	(3,074,278)
Investor C	(102)	—	(99)	—
Class K	(15,492)	(6,313)	(1,547)	(237)
Class R	(117)	—	(114)	—
Return of capital:
Institutional	—	(27,465)	—	—
Investor A	—	(11,001)	—	—
Class K	—	(12)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(7,610,241)	(17,046,748)	(5,657,093)	(12,358,431)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	195,730,052	158,362,699	128,133,065	136,290,162

Net Assets
Total increase in net assets	133,660,605	280,262,724	67,705,686	246,520,488
Beginning of period	728,585,012	448,322,288	591,891,516	345,371,028

End of period	$862,245,617	$728,585,012	$659,597,202	$591,891,516

Distributions in excess of net investment income	$(302,101)	$(363,742)	$(189,983)	$(135,688)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	21

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	LifePath 2050 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$297,572	$146,638
Net realized gain	1,096,450	289,239
Net change in unrealized appreciation/depreciation	(5,391,417)	1,627,074

Net increase (decrease) in net assets resulting from operations	(3,997,395)	2,062,951

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(259,275)	(92,580)
Investor A	(73,792)	(13,913)
Investor C	(93)	—
Class K	(523)	(488)
Class R	(107)	—
Net realized gain:
Institutional	(86,736)	(440,756)
Investor A	(28,039)	(96,288)
Investor C	(49)	—
Class K	(142)	(1,732)
Class R	(49)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(448,805)	(645,757)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	28,834,139	15,183,580

Net Assets
Total increase in net assets	24,387,939	16,600,774
Beginning of period	17,102,670	501,896

End of period	$41,490,609	$17,102,670

Undistributed net investment income	$3,456	$39,674

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	LifePath Retirement Portfolio

	Six Months Ended June 30, 2010 (Unaudited)	Institutional
		Year Ended December 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.80	$9.42	$11.46	$11.59	$11.22	$11.18

Net investment income	0.12 [1]	0.32 [1]	0.37	0.39	0.39	0.30
Net realized and unrealized gain (loss)	(0.17)	1.37	(2.06)	0.12	0.58	0.17

Net increase (decrease) from investment operations	(0.05)	1.69	(1.69)	0.51	0.97	0.47

Dividends and distributions from:
Net investment income	(0.11)	(0.31)	(0.31)	(0.37)	(0.39)	(0.33)
Net realized gain	(0.02)	(0.00)[2]	(0.04)	(0.27)	(0.21)	(0.10)

Total dividends and distributions	(0.13)	(0.31)	(0.35)	(0.64)	(0.60)	(0.43)

Net asset value, end of period	$10.62	$10.80	$9.42	$11.46	$11.59	$11.22

Total Investment Return[3]
Based on net asset value	(0.41)%[4]	18.25%	(15.04)%	4.50%	8.80%	4.32%

Ratios to Average Net Assets[5]
Total expenses	1.11%[6]	1.10%	1.11%	1.12%	1.13%	1.15%

Total expenses after fees waived	0.77%[6]	0.76%	0.76%	0.77%	0.78%	0.81%

Net investment income	2.23%[6]	3.13%	3.29%	3.43%	3.28%	2.72%

Supplemental Data
Net assets, end of period (000)	$488,303	$438,987	$92,717	$136,923	$91,518	$99,349

Portfolio turnover of the Master Portfolio	1%	6%	11%	6%	10%	11%

1	Based on average shares outstanding.

2	Amount is less than $0.01 per share.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	23

Financial Highlights (continued)	LifePath Retirement Portfolio

	Six Months Ended June 30, 2010 (Unaudited)	Investor A
		Year Ended December 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.03	$8.77	$10.70	$10.87	$10.56	$10.55

Net investment income	0.10 [1]	0.27 [1]	0.32	0.36	0.35	0.28
Net realized and unrealized gain (loss)	(0.16)	1.28	(1.92)	0.09	0.53	0.14

Net increase (decrease) from investment operations	(0.06)	1.55	(1.60)	0.45	0.88	0.42

Dividends and distributions from:
Net investment income	(0.10)	(0.29)	(0.29)	(0.35)	(0.36)	(0.31)
Net realized gain	(0.02)	(0.00)[2]	(0.04)	(0.27)	(0.21)	(0.10)

Total dividends and distributions	(0.12)	(0.29)	(0.33)	(0.62)	(0.57)	(0.41)

Net asset value, end of period	$9.85	$10.03	$8.77	$10.70	$10.87	$10.56

Total Investment Return[3]
Based on net asset value	(0.54)%[4]	17.96%	(15.24)%	4.17%	8.52%	4.05%

Ratios to Average Net Assets[5]
Total expenses	1.36%[6]	1.34%	1.36%	1.37%	1.38%	1.40%

Total expenses after fees waived	1.02%[6]	1.00%	1.01%	1.02%	1.03%	1.06%

Net investment income	1.99%[6]	2.83%	3.11%	3.06%	3.18%	2.51%

Supplemental Data
Net assets, end of period (000)	$169,494	$147,741	$25,030	$22,185	$13,460	$9,567

Portfolio turnover of the Master Portfolio	1%	6%	11%	6%	10%	11%

1	Based on average shares outstanding.

2	Amount is less than $0.01 per share.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	LifePath Retirement Portfolio

Investor C
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$11.22

Net investment income[2]	0.03
Net realized and unrealized loss	(0.55)

Net decrease from investment operations	(0.52)

Dividends and distributions from:
Net investment income	(0.06)
Net realized gain	(0.02)

Total dividends and distributions	(0.08)

Net asset value, end of period	$10.62

Total Investment Return[3,4]
Based on net asset value	(4.59)%

Ratios to Average Net Assets[5,6]
Total expenses	2.11%

Total expenses after fees waived	1.77%

Net investment income	1.95%

Supplemental Data
Net assets, end of period (000)	$19

Portfolio turnover of the Master Portfolio	1%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	25

Financial Highlights (continued)	LifePath Retirement Portfolio

	Class K
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period May 30, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$10.78	$9.44	$11.46

Net investment income	0.14 [2]	0.35 [2]	0.25
Net realized and unrealized gain (loss)	(0.17)	1.33	(1.97)

Net increase (decrease) from investment operations	(0.03)	1.68	(1.72)

Dividends and distributions from:
Net investment income	(0.13)	(0.34)	(0.26)
Net realized gain	(0.02)	(0.00)[3]	(0.04)

Total dividends and distributions	(0.15)	(0.34)	(0.30)

Net asset value, end of period	$10.60	$10.78	$9.44

Total Investment Return[4]
Based on net asset value	(0.23)%[5]	18.53%	(15.53)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.76%[7]	0.74%	0.79%[7]

Total expenses after fees waived	0.42%[7]	0.40%	0.44%[7]

Net investment income	2.67%[7]	3.43%	4.08%[7]

Supplemental Data
Net assets, end of period (000)	$566	$292	$35

Portfolio turnover of the Master Portfolio	1%	6%	11%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Amount is less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

7	Annualized.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (concluded)	LifePath Retirement Portfolio

Class R
Period May 3,2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$11.22

Net investment income[2]	0.04
Net realized and unrealized loss	(0.55)

Net decrease from investment operations	(0.51)

Dividends and distributions from:
Net investment income	(0.07)
Net realized gain	(0.02)

Total dividends and distributions	(0.09)

Net asset value, end of period	$10.62

Total Investment Return[3,4]
Based on net asset value	(4.52)%

Ratios to Average Net Assets[5,6]
Total expenses	1.60%

Total expenses after fees waived	1.26%

Net investment income	2.47%

Supplemental Data
Net assets, end of period (000)	$19

Portfolio turnover of the Master Portfolio	1%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	27

Financial Highlights	LifePath 2020 Portfolio

	Institutional
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$14.62	$12.32	$16.98	$17.48	$15.85	$15.19

Net investment income	0.15 [1]	0.35 [1]	0.44	0.45	0.40	0.30
Net realized and unrealized gain (loss)	(0.63)	2.38	(4.67)	0.14	1.64	0.68

Net increase (decrease) from investment operations	(0.48)	2.73	(4.23)	0.59	2.04	0.98

Dividends and distributions from:
Net investment income	(0.14)	(0.43)	(0.31)	(0.44)	(0.41)	(0.32)
Net realized gain	—	—	(0.12)	(0.65)	—	—
Return of capital	—	(0.00)[2]	—	—	—	—

Total dividends and distributions	(0.14)	(0.43)	(0.43)	(1.09)	(0.41)	(0.32)

Net asset value, end of period	$14.00	$14.62	$12.32	$16.98	$17.48	$15.85

Total Investment Return[3]
Based on net asset value	(3.31)%[4]	22.71%	(25.42)%	3.34%	13.01%	6.54%

Ratios to Average Net Assets[5]
Total expenses	1.09%[6]	1.08%	1.07%	1.08%	1.08%	1.12%

Total expenses after fees waived	0.73%[6]	0.72%	0.73%	0.74%	0.75%	0.78%

Net investment income	2.06%[6]	2.65%	2.65%	2.52%	2.37%	2.01%

Supplemental Data
Net assets, end of period (000)	$780,075	$663,895	$432,717	$781,519	$598,633	$578,497

Portfolio turnover of the Master Portfolio	0%	6%	13%	7%	16%	17%

1	Based on average shares outstanding.

2	Amount is less than $0.01 per share.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	LifePath 2020 Portfolio

	Investor A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$13.93	$11.75	$16.24	$16.77	$15.22	$14.60

Net investment income	0.13 [1]	0.30 [1]	0.37	0.38	0.37	0.27
Net realized and unrealized gain (loss)	(0.62)	2.28	(4.45)	0.13	1.56	0.64

Net increase (decrease) from investment operations	(0.49)	2.58	(4.08)	0.51	1.93	0.91

Dividends and distributions from:
Net investment income	(0.12)	(0.40)	(0.29)	(0.39)	(0.38)	(0.29)
Net realized gain	—	—	(0.12)	(0.65)	—	—
Return of capital	—	(0.00)[2]	—	—	—	—

Total dividends and distributions	(0.12)	(0.40)	(0.41)	(1.04)	(0.38)	(0.29)

Net asset value, end of period	$13.32	$13.93	$11.75	$16.24	$16.77	$15.22

Total Investment Return[3]
Based on net asset value	(3.51)%[4]	22.42%	(25.57)%	3.06%	12.77%	6.28%

Ratios to Average Net Assets[5]
Total expenses	1.34%[6]	1.33%	1.32%	1.33%	1.33%	1.37%

Total expenses after fees waived	0.98%[6]	0.97%	0.98%	0.99%	1.00%	1.03%

Net investment income	1.81%[6]	2.42%	2.51%	2.26%	2.31%	1.82%

Supplemental Data
Net assets, end of period (000)	$318,494	$268,507	$179,389	$180,740	$118,364	$57,525

Portfolio turnover of the Master Portfolio	0%	6%	13%	7%	16%	17%

1	Based on average shares outstanding.

2	Amount is less than $0.01 per share.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	29

Financial Highlights (continued)	LifePath 2020 Portfolio

Investor C
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.29

Net investment income[2]	0.08
Net realized and unrealized loss	(1.29)

Net decrease from investment operations	(1.21)

Dividends and distributions from:
Net investment income	(0.10)

Total dividends and distributions	(0.10)

Net asset value, end of period	$13.98

Total Investment Return[3,4]
Based on net asset value	(7.95)%

Ratios to Average Net Assets[5,6]
Total expenses	2.09%

Total expenses after fees waived	1.73%

Net investment income	3.73%

Supplemental Data
Net assets, end of period (000)	$101

Portfolio turnover of the Master Portfolio	0%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	LifePath 2020 Portfolio

	Class K
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period May 30, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$14.63	$12.33	$16.90

Net investment income	0.17 [2]	0.40 [2]	0.30
Net realized and unrealized gain (loss)	(0.65)	2.37	(4.48)

Net increase (decrease) from investment operations	(0.48)	2.77	(4.18)

Dividends and distributions from:
Net investment income	(0.16)	(0.47)	(0.27)
Net realized gain	—	—	(0.12)
Return of capital	—	(0.00)[3]	—

Total dividends and distributions	(0.16)	(0.47)	(0.39)

Net asset value, end of period	$13.99	$14.63	$12.33

Total Investment Return[4]
Based on net asset value	(3.15)%[5]	23.15%	(25.28)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.74%[7]	0.73%	0.76%[7]

Total expenses after fees waived	0.38%[7]	0.37%	0.42%[7]

Net investment income	2.39%[7]	3.05%	4.27%[7]

Supplemental Data
Net assets, end of period (000)	$2,459	$969	$416

Portfolio turnover of the Master Portfolio	0%	6%	13%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Amount is less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

7	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	31

Financial Highlights (concluded)	LifePath 2020 Portfolio

Class R
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.29

Net investment income[2]	0.06
Net realized and unrealized loss	(1.27)

Net decrease from investment operations	(1.21)

Dividends and distributions from:
Net investment income	(0.09)

Total dividends and distributions	(0.09)

Net asset value, end of period	$13.99

Total Investment Return[3,4]
Based on net asset value	(7.90)%

Ratios to Average Net Assets[5,6]
Total expenses	1.58%

Total expenses after fees waived	1.22%

Net investment income	2.72%

Supplemental Data
Net assets, end of period (000)	$18

Portfolio turnover of the Master Portfolio	0%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	LifePath 2030 Portfolio

	Institutional
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$13.31	$10.92	$16.19	$16.90	$15.39	$14.87

Net investment income	0.13 [1]	0.29 [1]	0.35	0.34	0.32	0.24
Net realized and unrealized gain (loss)	(0.86)	2.46	(5.29)	0.11	1.99	0.88

Net increase (decrease) from investment operations	(0.73)	2.75	(4.94)	0.45	2.31	1.12

Dividends and distributions from:
Net investment income	(0.12)	(0.36)	(0.25)	(0.35)	(0.36)	(0.26)
Net realized gain	—	—	(0.08)	(0.81)	(0.44)	(0.34)
Return of capital	—	(0.00)[2]	—	—	—	—

Total dividends and distributions	(0.12)	(0.36)	(0.33)	(1.16)	(0.80)	(0.60)

Net asset value, end of period	$12.46	$13.31	$10.92	$16.19	$16.90	$15.39

Total Investment Return[3]
Based on net asset value	(5.53)%[4]	25.77%	(31.03)%	2.64%	15.12%	7.63%

Ratios to Average Net Assets[5]
Total expenses	1.07%[6]	1.06%	1.06%	1.07%	1.08%	1.10%

Total expenses after fees waived	0.71%[6]	0.70%	0.72%	0.73%	0.74%	0.76%

Net investment income	1.94%[6]	2.47%	2.29%	2.10%	1.95%	1.69%

Supplemental Data
Net assets, end of period (000)	$617,839	$517,818	$315,028	$564,348	$408,564	$352,800

Portfolio turnover of the Master Portfolio	1%	7%	13%	7%	22%	24%

1	Based on average shares outstanding.

2	Amount is less than $0.01 per share.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	33

Financial Highlights (continued)	LifePath 2030 Portfolio

	Investor A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$13.04	$10.71	$15.90	$16.62	$15.15	$14.65

Net investment income	0.11 [1]	0.26 [1]	0.29	0.31	0.28	0.22
Net realized and unrealized gain (loss)	(0.85)	2.40	(5.17)	0.09	1.95	0.85

Net increase (decrease) from investment operations	(0.74)	2.66	(4.88)	0.40	2.23	1.07

Dividends and distributions from:
Net investment income	(0.10)	(0.33)	(0.23)	(0.31)	(0.32)	(0.23)
Net realized gain	—	—	(0.08)	(0.81)	(0.44)	(0.34)
Return of capital	—	(0.00)[2]	—	—	—	—

Total dividends and distributions	(0.10)	(0.33)	(0.31)	(1.12)	(0.76)	(0.57)

Net asset value, end of period	$12.20	$13.04	$10.71	$15.90	$16.62	$15.15

Total Investment Return[3]
Based on net asset value	(5.75)%[4]	25.42%	(31.19)%	2.38%	14.83%	7.37%

Ratios to Average Net Assets[5]
Total expenses	1.32%[6]	1.31%	1.31%	1.32%	1.33%	1.35%

Total expenses after fees waived	0.96%[6]	0.95%	0.97%	0.98%	0.99%	1.01%

Net investment income	1.67%[6]	2.23%	2.13%	1.85%	1.84%	1.52%

Supplemental Data
Net assets, end of period (000)	$243,189	$210,370	$133,199	$135,684	$77,890	$39,134

Portfolio turnover of the Master Portfolio	1%	7%	13%	7%	22%	24%

1	Based on average shares outstanding.

2	Amount is less than $0.01 per share.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	LifePath 2030 Portfolio

Investor C
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$13.97

Net investment income[2]	0.05
Net realized and unrealized loss	(1.50)

Net decrease from investment operations	(1.45)

Dividends and distributions from:
Net investment income	(0.07)

Total dividends and distributions	(0.07)

Net asset value, end of period	$12.45

Total Investment Return[3,4]
Based on net asset value	(10.37)%

Ratios to Average Net Assets[5,6]
Total expenses	2.06%

Total expenses after fees waived	1.70%

Net investment income	2.46%

Supplemental Data
Net assets, end of period (000)	$18

Portfolio turnover of the Master Portfolio	1%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	35

Financial Highlights (continued)	LifePath 2030 Portfolio

	Class K
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period May 30, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$13.33	$10.92	$16.07

Net investment income	0.14 [2]	0.38 [2]	0.25
Net realized and unrealized gain (loss)	(0.87)	2.43	(5.09)

Net increase (decrease) from investment operations	(0.73)	2.81	(4.84)

Dividends and distributions from:
Net investment income	(0.14)	(0.40)	(0.23)
Net realized gain	—	—	(0.08)
Return of capital	—	(0.00)[3]	—

Total dividends and distributions	(0.14)	(0.40)	(0.31)

Net asset value, end of period	$12.46	$13.33	$10.92

Total Investment Return[4]
Based on net asset value	(5.30)%[5]	26.23%	(30.65)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.71%[7]	0.71%	0.73%[7]

Total expenses after fees waived	0.35%[7]	0.35%	0.39%[7]

Net investment income	2.13%[7]	3.19%	3.44%[7]

Supplemental Data
Net assets, end of period (000)	$1,183	$397	$95

Portfolio turnover of the Master Portfolio	1%	7%	13%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Amount is less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

7	Annualized.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (concluded)	LifePath 2030 Portfolio

Class R
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$13.97

Net investment income[2]	0.06
Net realized and unrealized loss	(1.50)

Net decrease from investment operations	(1.44)

Dividends and distributions from:
Net investment income	(0.08)

Total dividends and distributions	(0.08)

Net asset value, end of period	$12.45

Total Investment Return[3,4]
Based on net asset value	(10.30)%

Ratios to Average Net Assets[5,6]
Total expenses	1.56%

Total expenses after fees waived	1.20%

Net investment income	2.96%

Supplemental Data
Net assets, end of period (000)	$18

Portfolio turnover of the Master Portfolio	1%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	37

Financial Highlights	LifePath 2040 Portfolio

	Institutional
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$16.04	$12.88	$20.32	$20.90	$18.18	$17.03

Net investment income	0.14 [1]	0.32 [1]	0.35	0.34	0.31	0.21
Net realized and unrealized gain (loss)	(1.32)	3.22	(7.45)	0.08	2.76	1.18

Net increase (decrease) from investment operations	(1.18)	3.54	(7.10)	0.42	3.07	1.39

Dividends and distributions from:
Net investment income	(0.13)	(0.38)	(0.26)	(0.35)	(0.35)	(0.24)
Net realized gain	—	—	(0.08)	(0.65)	—	—

Total dividends and distributions	(0.13)	(0.38)	(0.34)	(1.00)	(0.35)	(0.24)

Net asset value, end of period	$14.73	$16.04	$12.88	$20.32	$20.90	$18.18

Total Investment Return[2]
Based on net asset value	(7.36)%[3]	28.08%	(35.40)%	2.03%	16.97%	8.24%

Ratios to Average Net Assets[4]
Total expenses	1.05%[5]	1.05%	1.04%	1.06%	1.07%	1.09%

Total expenses after fees waived	0.69%[5]	0.69%	0.69%	0.72%	0.73%	0.76%

Net investment income	1.78%[5]	2.33%	2.02%	1.71%	1.62%	1.45%

Supplemental Data
Net assets, end of period (000)	$485,170	$435,318	$248,491	$383,391	$278,716	$221,359

Portfolio turnover of the Master Portfolio	1%	6%	14%	8%	29%	38%

1	Based on average shares outstanding.

2	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

5	Annualized.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	LifePath 2040 Portfolio

	Investor A
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$15.33	$12.32	$19.46	$20.06	$17.47	$16.37

Net investment income	0.12 [1]	0.28 [1]	0.29	0.30	0.25	0.19
Net realized and unrealized gain (loss)	(1.26)	3.08	(7.13)	0.06	2.64	1.11

Net increase (decrease) from investment operations	(1.14)	3.36	(6.84)	0.36	2.89	1.30

Dividends and distributions from:
Net investment income	(0.12)	(0.35)	(0.22)	(0.31)	(0.30)	(0.20)
Net realized gain	—	—	(0.08)	(0.65)	—	—

Total dividends and distributions	(0.12)	(0.35)	(0.30)	(0.96)	(0.30)	(0.20)

Net asset value, end of period	$14.07	$15.33	$12.32	$19.46	$20.06	$17.47

Total Investment Return[2]
Based on net asset value	(7.48)%[3]	27.85%	(35.56)%	1.78%	16.64%	8.01%

Ratios to Average Net Assets[4]
Total expenses	1.30%[5]	1.30%	1.29%	1.31%	1.32%	1.34%

Total expenses after fees waived	0.94%[5]	0.94%	0.94%	0.97%	0.98%	1.01%

Net investment income	1.52%[5]	2.08%	1.80%	1.49%	1.46%	1.20%

Supplemental Data
Net assets, end of period (000)	$174,379	$156,562	$96,873	$110,528	$65,203	$34,710

Portfolio turnover of the Master Portfolio	1%	6%	14%	8%	29%	38%

1	Based on average shares outstanding.

2	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

5	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	39

Financial Highlights (continued)	LifePath 2040 Portfolio

Investor C
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$16.89

Net investment income[2]	0.07
Net realized and unrealized loss	(2.15)

Net decrease from investment operations	(2.08)

Dividends and distributions from:
Net investment income	(0.08)

Total dividends and distributions	(0.08)

Net asset value, end of period	$14.73

Total Investment Return[3,4]
Based on net asset value	(12.29)%

Ratios to Average Net Assets[5,6]
Total expenses	2.06%

Total expenses after fees waived	1.70%

Net investment income	2.66%

Supplemental Data
Net assets, end of period (000)	$17

Portfolio turnover of the Master Portfolio	1%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	LifePath 2040 Portfolio

	Class K
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period May 30, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$16.04	$12.87	$20.11

Net investment income	0.15 [2]	0.38 [2]	0.31
Net realized and unrealized gain (loss)	(1.30)	3.22	(7.21)

Net increase (decrease) from investment operations	(1.15)	3.60	(6.90)

Dividends and distributions from:
Net investment income	(0.11)	(0.43)	(0.26)
Net realized gain	—	—	(0.08)

Total dividends and distributions	(0.11)	(0.43)	(0.34)

Net asset value, end of period	$14.78	$16.04	$12.87

Total Investment Return[3]
Based on net asset value	(7.15)%[4]	28.52%	(34.75)%[4]

Ratios to Average Net Assets[5]
Total expenses	0.69%[6]	0.70%	0.69%[6]

Total expenses after fees waived	0.33%[6]	0.34%	0.36%[6]

Net investment income	1.84%[6]	2.73%	3.31%[6]

Supplemental Data
Net assets, end of period (000)	$13	$11	$6

Portfolio turnover of the Master Portfolio	1%	6%	14%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	41

Financial Highlights (concluded)	LifePath 2040 Portfolio

Class R
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$16.89

Net investment income[2]	0.08
Net realized and unrealized loss	(2.14)

Net decrease from investment operations	(2.06)

Dividends and distributions from:
Net investment income	(0.10)

Total dividends and distributions	(0.10)

Net asset value, end of period	$14.73

Total Investment Return[3,4]
Based on net asset value	(12.22)%

Ratios to Average Net Assets[5,6]
Total expenses	1.55%

Total expenses after fees waived	1.19%

Net investment income	3.17%

Supplemental Data
Net assets, end of period (000)	$17

Portfolio turnover of the Master Portfolio	1%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	LifePath 2050 Portfolio

	Institutional
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period June 30, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$16.81	$13.46	$20.00

Net investment income	0.16 [2]	0.38 [2]	0.10
Net realized and unrealized gain (loss)	(1.65)	3.68	(6.52)

Net increase (decrease) from investment operations	(1.49)	4.06	(6.42)

Dividends and distributions from:
Net investment income	(0.14)	(0.16)	(0.09)
Net realized gain	(0.04)	(0.55)	(0.00)[3]
Return of capital	—	—	(0.03)

Total dividends and distributions	(0.18)	(0.71)	(0.12)

Net asset value, end of period	$15.14	$16.81	$13.46

Total Investment Return[4]
Based on net asset value	(8.88)%[5]	30.35%	(32.18)%[5]

Ratios to Average Net Assets[6]
Total expenses	1.11%[7]	1.27%	12.80%[7]

Total expenses after fees waived	0.67%[7]	0.67%	0.68%[7]

Net investment income	1.91%[7]	2.39%	2.14%[7]

Supplemental Data
Net assets, end of period (000)	$31,495	$13,992	$444

Portfolio turnover of the Master Portfolio	3%	12%	0%[8]

1	Commencement of operations.

2	Based on average shares outstanding.

3	Amount is less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

7	Annualized.

8	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	43

Financial Highlights (continued)	LifePath 2050 Portfolio

	Investor A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period from June 30, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$16.82	$13.47	$20.00

Net investment income	0.15 [2]	0.41 [2]	0.14
Net realized and unrealized gain (loss)	(1.67)	3.63	(6.59)

Net increase (decrease) from investment operations	(1.52)	4.04	(6.45)

Dividends and distributions from:
Net investment income	(0.12)	(0.14)	(0.06)
Net realized gain	(0.04)	(0.55)	(0.00)[3]
Return of capital	—	—	(0.02)

Total dividends and distributions	(0.16)	(0.69)	(0.08)

Net asset value, end of period	$15.14	$16.82	$13.47

Total Investment Return[4]
Based on net asset value	(9.03)%[5]	30.08%	(32.28)%[5]

Ratios to Average Net Assets[6]
Total expenses	1.36%[7]	1.35%	13.04%[7]

Total expenses after fees waived	0.92%[7]	0.84%	0.91%[7]

Net investment income	1.77%[7]	2.45%	1.68%[7]

Supplemental Data
Net assets, end of period (000)	$9,911	$3,056	$34

Portfolio turnover of the Master Portfolio	3%	12%	0%[8]

1	Commencement of operations.

2	Based on average shares outstanding.

3	Amount is less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

7	Annualized.

8	Rounds to less than 1%.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	LifePath 2050 Portfolio

Investor C
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$17.75

Net investment income[2]	0.07
Net realized and unrealized loss	(2.56)

Net decrease from investment operations	(2.49)

Dividends and distributions from:
Net investment income	(0.08)
Net realized gain	(0.04)

Total dividends and distributions	(0.12)

Net asset value, end of period	$15.14

Total Investment Return[3,4]
Based on net asset value	(14.00)%

Ratios to Average Net Assets[5,6]
Total expenses	2.08%

Total expenses after fees waived	1.64%

Net investment income	2.66%

Supplemental Data
Net assets, end of period (000)	$17

Portfolio turnover of the Master Portfolio	3%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	45

Financial Highlights (continued)	LifePath 2050 Portfolio

	Class K
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period May 30, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$16.84	$13.46	$20.00

Net investment income	0.17 [2]	0.64 [2]	0.17
Net realized and unrealized gain (loss)	(1.64)	3.48	(6.57)

Net increase (decrease) from investment operations	(1.47)	4.12	(6.40)

Dividends and distributions from:
Net investment income	(0.16)	(0.19)	(0.11)
Net realized gain	(0.04)	(0.55)	(0.00)[3]
Return of capital	—	—	(0.03)

Total dividends and distributions	(0.20)	(0.74)	(0.14)

Net asset value, end of period	$15.17	$16.84	$13.46

Total Investment Return[4]
Based on net asset value	(8.80)%[5]	30.82%	(32.10)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.77%[7]	1.37%	12.41%[7]

Total expenses after fees waived	0.33%[7]	0.58%	0.29%[7]

Net investment income	1.99%[7]	4.34%	3.94%[7]

Supplemental Data
Net assets, end of period (000)	$50	$55	$24

Portfolio turnover of the Master Portfolio	3%	12%	0%[8]

1	Commencement of operations.

2	Based on average shares outstanding.

3	Amount is less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

7	Annualized.

8	Rounds to less than 1%.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (concluded)	LifePath 2050 Portfolio

Class R
Period May 3, 2010[1] to June 30, 2010 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$17.75

Net investment income[2]	0.08
Net realized and unrealized loss	(2.56)

Net decrease from investment operations	(2.48)

Dividends and distributions from:
Net investment income	(0.10)
Net realized gain	(0.04)

Total dividends and distributions	(0.14)

Net asset value, end of period	$15.13

Total Investment Return[3,4]
Based on net asset value	(13.98)%

Ratios to Average Net Assets[5,6]
Total expenses	1.58%

Total expenses after fees waived	1.14%

Net investment income	3.13%

Supplemental Data
Net assets, end of period (000)	$17

Portfolio turnover of the Master Portfolio	3%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income (loss).

6	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	47

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The LifePath Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements and these accompanying notes relate to five series of the Trust: LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio (each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”). Each LifePath Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a separate series of Master Investment Portfolio (“MIP”): LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The performance of a LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio.

The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (52.55%, 55.64%, 54.41%, 54.97% and 57.95% for the LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio, respectively, as of June 30, 2010).

Each LifePath Portfolio offers multiple classes of shares. Institutional (formerly Class I) and Class K (formerly Class S) Shares are sold without a sales charge and only to certain eligible investors. Investor A (formerly Class R) Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. Class R (formerly Class R-1) Shares are sold without a sales charge and only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the LifePath Portfolios:

Valuation: Each LifePath Portfolio’s policy is to fair value its financial instruments at market value. Each LifePath Portfolio records its investment in its corresponding Master Portfolio at fair value based on the LifePath Portfolio’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are recorded on the dates the transactions are entered into (the trade dates). Each LifePath Portfolio records daily its proportionate share of its Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each LifePath Portfolio accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income, if any, are declared and paid quarterly. Distributions of realized capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the LifePath Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Portfolio’s US federal tax return remains open for the four years ended December 31, 2009. The statute of limitations on each LifePath Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to each LifePath Portfolio or its share classes are charged to that LifePath Portfolio or share class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each LifePath Portfolio are allocated daily to each share class based on its relative net assets.

48	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

2. Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio’s Institutional, Investor A, Investor C and Class R Shares and 0.15% of average daily net assets of the Class K Shares. BTC may delegate certain of its administration duties to sub-administrators.

From time to time, BTC may also voluntarily waive such fees in whole or in part.

The fees and expenses of the LifePath Portfolios’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BTC, together with BlackRock Fund Advisors, adviser to MIP, have contractually agreed to waive their respective fees in an amount equal to the independent expenses through April 30, 2012. The waiver by BTC is shown as fees waived by administrator in the Statements of Operations.

The LifePath Portfolios have entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the LifePath Portfolios pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the share classes as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each LifePath Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Class R shareholders.

For the six months ended June 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor C Shares:

Investor C
LifePath Retirement Portfolio	$200
LifePath 2020 Portfolio	$200
LifePath 2030 Portfolio	$200
LifePath 2040 Portfolio	$200
LifePath 2050 Portfolio	$200

During the period, PNC Global Investment Servicing (US) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of BTC, became the transfer agent and dividend disbursing agent. Effective July 1, 2010, PNCGIS was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of BTC. At the close of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc. Transfer agency fees borne by the Portfolios are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. BTC pays PNCGIS for services it provides to the Portfolios.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

BLACKROCK FUNDS III	JUNE 30, 2010	49

Notes to Financial Statements (continued)	BlackRock Funds III

3. Capital Loss Carryforwards:

As of December 31, 2009, the LifePath Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,	LifePath Retirement Portfolio		LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
2016	$28,826,523	*	$6,147,998	$12,392,101	$11,264,177
2017	6,610,932		56,526,213	46,671,709	37,111,457

Total	$35,437,455		$62,674,211	$59,063,810	$48,375,634

*	The LifePath Retirement Portfolio had a capital loss carryforward of $27,945,792 that it acquired from the LifePath 2010 Portfolio, which will expire on December 31, 2016. The capital loss carryforward of LifePath Retirement Portfolio may be subject to loss limitations.

4. Capital Share Transactions:

Transactions in shares for each share class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
LifePath Retirement Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,604,791	$116,437,891	9,138,463	$93,482,873
Shares issued resulting from reorganization	—	—	26,374,283	252,998,280
Shares issued to shareholders in reinvestment of dividends and distributions	542,314	5,826,603	437,066	4,454,791

Total issued	11,147,105	122,264,494	35,949,812	350,935,944
Shares redeemed	(5,831,171)	(63,791,299)	(5,128,509)	(51,929,051)

Net increase	5,315,934	$58,473,195	30,821,303	$299,006,893

Investor A
Shares sold	4,098,960	$41,630,208	3,440,963	$33,560,467
Shares issued resulting from reorganization	—	—	9,701,782	95,558,672
Shares issued to shareholders in reinvestment of dividends and distributions	200,356	1,996,227	138,473	1,317,402

Total issued	4,299,316	43,626,435	13,281,218	130,436,541
Shares redeemed	(1,829,857)	(18,515,098)	(1,402,029)	(13,283,240)

Net increase	2,469,459	$25,111,337	11,879,189	$117,153,301

Investor C1
Shares sold	1,782	$20,000

Total issued	1,782	20,000

Net increase	1,782	$20,000

Class K
Shares sold	25,700	$282,999	8,828	$95,294
Shares issued resulting from reorganization	—	—	15,549	154,987
Shares issued to shareholders in reinvestment of dividends and distributions	687	7,359	206	2,116

Total issued	26,387	290,358	24,583	252,397
Shares redeemed	(76)	(836)	(1,162)	(12,556)

Net increase	26,311	$289,522	23,421	$239,841

50	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

LifePath Retirement Portfolio	Six Months Ended June 30, 2010		Year Ended December 31, 2009
(concluded)	Shares	Amount	Shares	Amount
Class R1
Shares sold	1,782	$20,000

Total issued	1,782	20,000

Net increase	1,782	$20,000

[1]	For the period from May 3, 2010 (commencement of operations) to June 30, 2010.

LifePath 2020 Portfolio
Institutional
Shares sold	13,914,079	$206,438,544	18,614,497	$241,716,589
Shares issued to shareholders in reinvestment of dividends and distributions	504,469	7,211,390	1,300,396	16,761,533

Total issued	14,418,548	213,649,934	19,914,893	258,478,122
Shares redeemed	(4,090,854)	(60,296,742)	(9,640,115)	(124,202,736)

Net increase	10,327,694	$153,353,192	10,274,778	$134,275,386

Investor A
Shares sold	5,784,730	$81,057,490	6,214,521	$79,296,989
Shares issued to shareholders in reinvestment of dividends and distributions	210,107	2,856,920	534,686	6,557,206

Total issued	5,994,837	83,914,410	6,749,207	85,854,195
Shares redeemed	(1,368,588)	(19,140,076)	(2,728,159)	(32,481,113)

Net increase	4,626,249	$64,774,334	4,021,048	$53,373,082

Investor C1
Shares sold	7,172	$104,700
Shares issued to shareholders in reinvestment of dividends and distributions	40	558

Total issued	7,212	105,258

Net increase	7,212	$105,258

Class K
Shares sold	151,065	$2,237,630	31,786	$442,383
Shares issued to shareholders in reinvestment of dividends and distributions	2,122	30,518	1,610	21,074

Total issued	153,187	2,268,148	33,396	463,457
Shares redeemed	(43,560)	(650,474)	(920)	(13,047)

Net increase	109,627	$1,617,674	32,476	$450,410

Class R1
Shares sold	1,308	$20,000

Total issued	1,308	20,000

Net increase	1,308	$20,000

1	For the period from May 3, 2010 (commencement of operations) to June 30, 2010.

BLACKROCK FUNDS III	JUNE 30, 2010	51

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
LifePath 2030 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	13,981,889	$189,378,248	16,613,062	$190,516,204
Shares issued to shareholders in reinvestment of dividends and distributions	417,561	5,329,124	1,037,074	11,903,907

Total issued	14,399,450	194,707,372	17,650,136	202,420,111
Shares redeemed	(3,702,745)	(49,544,791)	(7,595,697)	(88,332,267)

Net increase	10,696,705	$145,162,581	10,054,439	$114,087,844

Investor A
Shares sold	4,700,250	$61,449,878	5,150,748	$59,542,811
Shares issued to shareholders in reinvestment of dividends and distributions	159,598	1,993,805	408,463	4,583,915

Total issued	4,859,848	63,443,683	5,559,211	64,126,726
Shares redeemed	(1,060,924)	(13,802,892)	(1,867,079)	(20,125,351)

Net increase	3,798,924	$49,640,791	3,692,132	$44,001,375

Investor C1
Shares sold	1,432	$20,000

Total issued	1,432	20,000

Net increase	1,432	$20,000

Class K
Shares sold	148,837	$2,014,150	28,592	$365,213
Shares issued to shareholders in reinvestment of dividends and distributions	1,194	15,492	525	6,325

Total issued	150,031	2,029,642	29,117	371,538
Shares redeemed	(84,886)	(1,142,962)	(8,061)	(98,058)

Net increase	65,145	$886,680	21,056	$273,480

Class R1
Shares sold	1,432	$20,000

Total issued	1,432	20,000

Net increase	1,432	$20,000

1	For the period from May 3, 2010 (commencement of operations) to June 30, 2010.

52	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
LifePath 2040 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	8,468,468	$137,564,552	12,545,999	$166,714,838
Shares issued to shareholders in reinvestment of dividends and distributions	267,200	4,042,200	651,307	8,881,522

Total issued	8,735,668	141,606,752	13,197,306	175,596,360
Shares redeemed	(2,937,092)	(46,937,758)	(5,354,883)	(73,158,299)

Net increase	5,798,576	$94,668,994	7,842,423	$102,438,061

Investor A
Shares sold	2,763,365	$42,339,528	3,760,427	$50,141,955
Shares issued to shareholders in reinvestment of dividends and distributions	97,807	1,409,870	234,350	3,056,456

Total issued	2,861,172	43,749,398	3,994,777	53,198,411
Shares redeemed	(679,633)	(10,308,305)	(1,639,755)	(19,349,285)

Net increase	2,181,539	$33,441,093	2,355,022	$33,849,126

Investor C1
Shares sold	1,184	$20,000

Total issued	1,184	20,000

Net increase	1,184	$20,000

Class K
Shares sold	30,634	$499,761	172	$2,738
Shares issued to shareholders in reinvestment of dividends and distributions	93	1,547	17	237

Total issued	30,727	501,308	189	2,975
Shares redeemed	(30,552)	(518,330)	—	—

Net increase (decrease)	175	$(17,022)	189	$2,975

Class R1
Shares sold	1,184	$20,000

Total issued	1,184	20,000

Net increase	1,184	$20,000

1	For the period from May 3, 2010 (commencement of operations) to June 30, 2010.

BLACKROCK FUNDS III	JUNE 30, 2010	53

Notes to Financial Statements (concluded)	BlackRock Funds III

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
LifePath 2050 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,411,622	$23,697,948	906,804	$13,905,255
Shares issued to shareholders in reinvestment of dividends and distributions	22,145	342,654	31,828	533,336

Total issued	1,433,767	24,040,602	938,632	14,438,591
Shares redeemed	(185,274)	(3,109,384)	(139,446)	(2,244,122)

Net increase	1,248,493	$20,931,218	799,186	$12,194,469

Investor A
Shares sold	489,214	$8,147,746	197,803	$3,284,326
Shares issued to shareholders in reinvestment of dividends and distributions	6,593	101,825	6,555	110,201

Total issued	495,807	8,249,571	204,358	3,394,527
Shares redeemed	(22,807)	(387,963)	(25,173)	(429,138)

Net increase	473,000	$7,861,608	179,185	$2,965,389

Investor C1
Shares sold	1,127	$20,000

Total issued	1,127	20,000

Net increase	1,127	$20,000

Class K
Shares sold	36	$648	1,327	$21,502
Shares issued to shareholders in reinvestment of dividends and distributions	43	665	134	2,220

Total issued	79	1,313	1,461	23,722

Net increase	79	$1,313	1,461	$23,722

Class R1
Shares sold	1,127	$20,000

Total issued	1,127	20,000

Net increase	1,127	$20,000

1	For the period from May 3, 2010 (commencement of operations) to June 30, 2010.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	BLACKROCK FUNDS III	JUNE 30, 2010

Master Portfolio Information as of June 30, 2010	Master Investment Portfolio

Portfolio Composition

LifePath Retirement Master Portfolio	Percent of Long-Term Investments
Domestic Fixed Income	63%
Domestic Equity	26
Foreign Equity	11

LifePath 2020 Master Portfolio	Percent of Long-Term Investments
Domestic Fixed Income	42%
Domestic Equity	40
Foreign Equity	18

LifePath 2030 Master Portfolio	Percent of Long-Term Investments
Domestic Equity	50%
Foreign Equity	26
Domestic Fixed Income	24

Ten Largest Holdings

Active Stock Master Portfolio	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Procter & Gamble Co.	3
JPMorgan Chase & Co.	3
Microsoft Corp.	3
AT&T, Inc.	2
Google, Inc. Class A	2
Wells Fargo & Co.	2
Wal-Mart Stores, Inc.	2
Hewlett-Packard Co.	2
Johnson & Johnson	2

Sector Allocation

Active Stock Master Portfolio	Percent of Long-Term Investments
Information Technology	17%
Financials	15
Health Care	14
Consumer Discretionary	13
Consumer Staples	11
Energy	10
Industrials	9
Materials	4
Telecommunication Services	4
Utilities	3

LifePath 2040 Master Portfolio	Percent of Long-Term Investments
Domestic Equity	58%
Foreign Equity	29
Domestic Fixed Income	13

LifePath 2050 Master Portfolio	Percent of Long-Term Investments
Domestic Equity	66%
Foreign Equity	33
Domestic Fixed Income	1

CoreAlpha Bond Master Portfolio	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	45%
Corporate Bonds	30
Asset-Backed Securities	13
Non-Agency Mortgage-Backed Securities	10
Foreign Agency Obligations	1
Preferred Securities	1

Credit Quality Allocation1

CoreAlpha Bond Master Portfolio	Percent of Long-Term Investments
AAA/Aaa[2]	58%
AA/Aa	8
A	14
BBB/Baa	15
BB/Ba	4
B	1

1	Using the higher of Standard & Poor’s or Moody’s Investors Service.

2	Includes U.S. Government Sponsored Agency Securities, which are deemed AAA/Aaa by the investment advisor.

For Master Portfolio compliance purposes, the Master Portfolios sector classifications refer to any one or more of the sector sub-classification used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for this report, which may combine sector sub-classifications for reporting case.

BLACKROCK FUNDS III	JUNE 30, 2010	55

Schedule of Investments June 30, 2010 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 72.1%
Active Stock Master Portfolio		$230,713,141
CoreAlpha Bond Master Portfolio		672,804,766

Total Master Portfolios		903,517,907

Exchange-Traded Funds — 27.7%
iShares Barclays TIPS Bond Fund(a)	1,101,684	117,781,037
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	91,534	5,026,132
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	351,487	8,815,294
iShares MSCI Canada Index Fund(a)(b)	375,871	9,329,118
iShares MSCI EAFE Index Fund(a)(b)	1,712,079	79,628,794
iShares MSCI EAFE Small Cap Index Fund(a)(b)	273,404	8,891,098
iShares MSCI Emerging Markets Index Fund(a)(b)	822,113	30,681,257
iShares S&P MidCap 400 Index Fund(a)(b)	865,367	61,544,901
iShares S&P SmallCap 600 Index Fund(a)(b)	476,826	25,815,360

Total Exchange-Traded Funds (Cost — $332,751,373*)		347,512,991

Money Market Funds 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(a)(c)(d)	68,377,694	68,377,694
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(a)(c)(d)	15,831,475	15,831,475

Total Money Market Funds (Cost — $84,209,169*)		84,209,169

Total Affiliated Investment Companies — 106.5%		1,335,240,067
Liabilities in Excess of Other Assets — (6.5)%		(81,682,652)

Net Assets — 100.0%		$1,253,557,415

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$425,373,030

Gross unrealized appreciation	$18,025,989
Gross unrealized depreciation	(11,676,859)

Net unrealized appreciation	$6,349,130

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	88,781,172	—		(20,403,478)[1]	68,377,694	68,377,694	—	$129,905
BlackRock Cash Funds: Prime, SL Agency Shares	13,810,279	2,021,196	[1]	—	15,831,475	15,831,475	—	$30,493
iShares Barclays TIPS Bond Fund	1,018,001	83,683		—	1,101,684	117,781,037	—	$1,266,836
iShares Cohen & Steers Realty Majors Index Fund	137,046	—		(45,512)	91,534	5,026,132	(619,816)	$105,072
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	431,794	—		(80,307)	351,487	8,815,294	(670,474)	$309,372
iShares MSCI Canada Index Fund	352,758	23,113		—	375,871	9,329,118	—	$67,836
iShares MSCI EAFE Index Fund	1,402,649	326,050		(16,620)	1,712,079	79,628,794	(54,195)	$1,470,044
iShares MSCI EAFE Small Cap Index Fund	273,404	—		—	273,404	8,891,098	—	$77,944
iShares MSCI Emerging Markets Index Fund	680,505	141,608		—	822,113	30,681,257	—	$215,067
iShares S&P MidCap 400 Index Fund	776,111	92,775		(3,519)	865,367	61,544,901	12,659	$321,813
iShares S&P SmallCap 600 Index Fund	452,660	26,513		(2,347)	476,826	25,815,360	14,888	$120,784

1	Represents net activity.

(b)	All or a portion of this security is on loan

(c)	Represents the current yield as of report date

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$347,512,991	—	—	$347,512,991
Master Portfolios	—	$903,517,907	—	903,517,907
Short-Term Securities:
Money Market Funds	84,209,169	—	—	84,209,169

Total	$431,722,160	$903,517,907	—	$1,335,240,067

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	57

Schedule of Investments June 30, 2010 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 65.3%
Active Stock Master Portfolio		$583,865,340
CoreAlpha Bond Master Portfolio		707,977,103

Total Master Portfolios		1,291,842,443

Exchange-Traded Funds — 34.4%
iShares Barclays TIPS Bond Fund(a)	1,099,980	117,598,862
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	630,045	34,595,771
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	1,824,698	45,763,426
iShares MSCI Canada Index Fund(a)(b)	1,029,926	25,562,763
iShares MSCI EAFE Index Fund(a)(b)	4,166,462	193,782,148
iShares MSCI EAFE Small Cap Index Fund(a)(b)	780,613	25,385,535
iShares MSCI Emerging Markets Index Fund(a)(b)	1,999,670	74,627,684
iShares S&P MidCap 400 Index Fund(a)(b)	1,594,376	113,392,021
iShares S&P SmallCap 600 Index Fund(a)(b)	896,632	48,543,657

Total Exchange-Traded Funds (Cost — $684,058,217*)		679,251,867

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(a)(c)(d)	145,335,205	145,335,205
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(a)(c)(d)	32,565,650	32,565,650

Total Money Market Funds (Cost — $177,900,855*)		177,900,855

Total Affiliated Investment Companies — 108.7%		2,148,995,165
Liabilities in Excess of Other Assets — (8.7)%		(171,964,348)

Net Assets — 100.0%		1,977,030,817

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$886,252,184

Gross unrealized appreciation	$18,338,386
Gross unrealized depreciation	(47,437,848)

Net unrealized depreciation	$(29,099,462)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	226,175,226	—	(80,840,021)[1]	145,335,205	$145,335,205	—	$288,899
BlackRock Cash Funds: Prime, SL Agency Shares	35,603,666	—	(3,038,016)[1]	32,565,650	$32,565,650	—	$66,429
iShares Barclays TIPS Bond Fund	966,860	133,120	—	1,099,980	$117,598,862	—	$1,248,010
iShares Cohen & Steers Realty Majors Index Fund	601,886	51,599	(23,440)	630,045	$34,595,771	$(603,657)	$591,698
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,834,145	241,950	(251,397)	1,824,698	$45,763,426	$(2,113,844)	$1,575,146
iShares MSCI Canada Index Fund	815,491	214,435	—	1,029,926	$25,562,763	—	$175,825
iShares MSCI EAFE Index Fund	3,290,386	877,809	(1,733)	4,166,462	$193,782,148	$(17,114)	$3,577,454
iShares MSCI EAFE Small Cap Index Fund	613,941	166,672	—	780,613	$25,385,585	—	$208,554
iShares MSCI Emerging Markets Index Fund	1,608,611	391,059	—	1,999,670	$74,627,684	—	$516,318
iShares S&P MidCap 400 Index Fund	1,446,958	147,418	—	1,594,376	$113,392,021	—	$600,533
iShares S&P SmallCap 600 Index Fund	860,207	36,425	—	896,632	$48,543,657	—	$227,667

1	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$679,251,867	—	—	$679,251,867
Master Portfolios	—	$1,291,842,443	—	1,291,842,443
Short-Term Securities:
Money Market Funds	177,900,855	—	—	177,900,855

Total	$857,152,722	$1,291,842,443	—	$2,148,995,165

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	59

Schedule of Investments June 30, 2010 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios 60.5%
Active Stock Master Portfolio		$601,293,463
CoreAlpha Bond Master Portfolio		354,972,438

Total Master Portfolios		956,265,901

Exchange-Traded Funds — 39.0%
iShares Barclays TIPS Bond Fund(a)	$530,636	56,730,295
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	750,679	41,219,784
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,197,326	55,108,936
iShares MSCI Canada Index Fund(a)(b)	1,006,603	24,983,886
iShares MSCI EAFE Index Fund(a)(b)	4,232,423	196,849,994
iShares MSCI EAFE Small Cap Index Fund(a)	771,433	25,087,001
iShares MSCI Emerging Markets Index Fund(a)(b)	2,016,981	75,273,731
iShares S&P MidCap 400 Index Fund(a)	1,372,363	97,602,457
iShares S&P SmallCap 600 Index Fund(a)(b)	796,188	43,105,618

Total Exchange-Traded Funds (Cost — $633,700,840*)		615,961,702

Money Market Funds 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(a)(c)(d)	225,544,313	225,544,313
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(a)(c)(d)	52,198,083	52,198,083

Total Money Market Funds (Cost — $277,742,396*)		277,742,396

Total Affiliated Investment Companies — 117.1%		1,849,969,999
Liabilities in Excess of Other Assets — (17.1)%		(270,529,387)

Net Assets — 100.0%		1,579,440,612

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$941,161,051

Gross unrealized appreciation	$14,723,528
Gross unrealized depreciation	(62,180,481)

Net unrealized depreciation	$(47,456,953)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	217,065,536	8,478,777	[1]	—	225,544,313	225,544,313	—	$286,141
BlackRock Cash Funds: Prime, SL Agency Shares	34,450,272	17,747,811	[1]	—	52,198,083	52,198,083	—	$67,592
iShares Barclays TIPS Bond Fund	432,362	98,274		—	530,636	56,730,295	—	$655,418
iShares Cohen & Steers Realty Majors Index Fund	736,816	35,088		(21,225)	750,679	41,219,784	(567,572)	$701,806
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,218,125	269,005		(289,804)	2,197,326	55,108,936	(2,419,541)	$1,894,397
iShares MSCI Canada Index Fund	822,796	183,807		—	1,006,603	24,983,886	—	$181,669
iShares MSCI EAFE Index Fund	3,306,532	925,891		—	4,232,423	196,849,994	—	$3,634,089
iShares MSCI EAFE Small Cap Index Fund	615,291	156,142		—	771,433	25,087,001	—	$209,120
iShares MSCI Emerging Markets Index Fund	1,614,028	402,953		—	2,016,981	75,273,731	—	$527,648
iShares S&P MidCap 400 Index Fund	1,306,771	65,592		—	1,372,363	97,602,457	—	$535,423
iShares S&P SmallCap 600 Index Fund	773,189	22,999		—	796,188	43,105,618	—	$203,755

1	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$615,961,702	—	—	$615,961,702
Master Portfolios	—	$956,265,901	—	956,265,901
Short-Term Securities:
Money Market Funds	277,742,396	—	—	277,742,396

Total	$893,704,098	$956,265,901	—	$1,849,969,999

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	61

Schedule of Investments June 30, 2010 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios 56.2%
Active Stock Master Portfolio		$533,939,723
CoreAlpha Bond Master Portfolio		138,076,376

Total Master Portfolios		672,016,099

Exchange-Traded Funds — 43.0%
iShares Barclays TIPS Bond Fund(a)	140,224	14,991,348
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	670,969	36,842,907
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,189,998	54,925,150
iShares MSCI Canada Index Fund(a)(b)	917,609	22,775,055
iShares MSCI EAFE Index Fund(a)(b)	3,777,781	175,704,594
iShares MSCI EAFE Small Cap Index Fund(a)(b)	680,295	22,123,193
iShares MSCI Emerging Markets Index Fund(a)	1,804,392	67,339,910
iShares S&P MidCap 400 Index Fund(a)(b)	1,155,107	82,151,210
iShares S&P SmallCap 600 Index Fund(a)(b)	683,951	37,029,107

Total Exchange-Traded Funds (Cost — $540,792,754*)		513,882,474

Money Market Funds 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(a)(c)(d)	138,416,251	138,416,251
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(a)(c)(d)	31,513,372	31,513,372

Total Money Market Funds (Cost — $169,929,623*)		169,929,623

Total Affiliated Investment Companies — 113.4%		1,355,828,196
Liabilities in Excess of Other Assets — (13.4)%		(160,679,116)

Net Assets — 100.0%		1,195,149,080

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$741,133,957

Gross unrealized appreciation	$11,803,275
Gross unrealized depreciation	(69,125,135)

Net unrealized depreciation	$(57,321,860)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	199,984,725	—	(61,568,474)[1]	138,416,251	$138,416,251	—	$254,907
BlackRock Cash Funds: Prime, SL Agency Shares	31,755,867	—	(242,495)[1]	31,513,372	$31,513,372	—	$60,327
iShares Barclays TIPS Bond Fund	118,873	31,751	(10,400)	140,224	$14,991,348	$(10,159)	$95,523
iShares Cohen & Steers Realty Majors Index Fund	739,619	37,970	(106,620)	670,969	$36,842,907	$(3,241,847)	$676,819
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,251,865	224,446	(286,313)	2,189,998	$54,925,150	$(2,390,395)	$1,887,607
iShares MSCI Canada Index Fund	757,346	160,263	—	917,609	$22,775,055	$—	$165,607
iShares MSCI EAFE Index Fund	3,044,063	737,538	(3,820)	3,777,781	$175,704,594	$(57,802)	$3,243,720
iShares MSCI EAFE Small Cap Index	558,635	121,660	—	680,295	$22,123,193	—	$192,244
Fund iShares MSCI Emerging Markets	1,492,236	312,156	—	1,804,392	$67,339,910	—	$472,035
Index Fund iShares S&P MidCap 400 Index Fund	1,128,250	36,338	(9,481)	1,155,107	$82,151,210	$(10,592)	$454,984
iShares S&P SmallCap 600 Index Fund	669,577	14,374	—	683,951	$37,029,107	—	$175,184

1	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$513,882,474	—	—	$513,882,474
Master Portfolios	—	$672,016,099	—	672,016,099
Short-Term Securities:
Money Market Funds	169,929,623	—	—	169,929,623

Total	$683,812,097	$672,016,099	—	$1,355,828,196

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	63

Schedule of Investments June 30, 2010 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 51.9%
Active Stock Master Portfolio		$35,646,886
CoreAlpha Bond Master Portfolio		724,228

Total Master Portfolios		36,371,114

Exchange-Traded Funds — 47.9%
iShares Cohen & Steers Realty Majors Index Fund(a)	47,536	2,610,202
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	155,904	3,910,072
iShares MSCI Canada Index Fund(a)	62,578	1,553,186
iShares MSCI EAFE Index Fund(a)(b)	252,054	11,723,032
iShares MSCI EAFE Small Cap Index Fund(a)	47,741	1,552,537
iShares MSCI Emerging Markets Index Fund(a)	122,045	4,554,719
iShares S&P MidCap 400 Index Fund(a)(b)	75,572	5,374,681
iShares S&P SmallCap 600 Index Fund(a)(b)	43,277	2,343,017

Total Exchange-Traded Funds (Cost — $34,023,885*)		33,621,446

Money Market Funds — 21.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(a)(c)(d)	12,426,977	12,426,977
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(a)(c)(d)	2,852,825	2,852,825

Total Money Market Funds (Cost — $15,279,802*)		15,279,802

Total Affiliated Investment Companies — 121.6%		85,272,362
Liabilities in Excess of Other Assets — (21.6)%		(15,139,129)

Net Assets — 100.0%		70,133,233

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$50,023,260

Gross unrealized appreciation	$942,898
Gross unrealized depreciation	(2,064,910)

Net unrealized depreciation	$(1,122,012)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	8,389,466	4,037,511	[1]	—	12,426,977	12,426,977	—	$11,192
BlackRock Cash Funds: Prime, SL Agency Shares	1,300,980	1,551,845	[1]	—	2,852,825	2,852,825	—	$2,551
iShares Cohen & Steers Realty Majors Index Fund	29,950	22,440		(4,854)	47,536	2,610,202	98,422	$42,333
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	97,846	71,501		(13,443)	155,904	3,910,072	109,718	$120,716
iShares MSCI Canada Index Fund	29,411	38,454		(5,287)	62,578	1,553,186	23,232	$11,294
iShares MSCI EAFE Index Fund	122,044	135,409		(5,399)	252,054	11,723,032	4,316	$207,957
iShares MSCI EAFE Small Cap Index Fund	23,107	24,634		—	47,741	1,552,537	—	$13,045
iShares MSCI Emerging Markets Index Fund	58,964	64,812		(1,731)	122,045	4,554,719	11,598	$31,032
iShares S&P MidCap 400 Index Fund	45,948	36,363		(6,739)	75,572	5,374,681	173,608	$27,529
iShares S&P SmallCap 600 Index Fund	26,860	20,181		(3,764)	43,277	2,343,017	76,626	$10,506

1	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$33,621,446	—	—	$33,621,446
Master Portfolios	—	$36,371,114	—	36,371,114
Short-Term Securities:
Money Market Funds	15,279,802	—	—	15,279,802

Total	$48,901,248	$36,371,114	—	$85,272,362

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	65

Schedule of Investments June 30, 2010 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary — 13.1%
Auto Components 0.3%
Autoliv, Inc.(a)(b)	237	$11,340
The Goodyear Tire & Rubber Co.(a)	114,740	1,140,516
Johnson Controls, Inc.	43,401	1,166,185
Lear Corp.(a)(b)	52,926	3,503,701
WABCO Holdings, Inc.(a)	3,497	110,086

		5,931,828

Automobiles 0.0%
Thor Industries, Inc.	4,033	95,784

Diversified Consumer Services 0.4%
Apollo Group, Inc., Class A(a)(b)	162,559	6,903,881
Corinthian Colleges, Inc.(a)	3,210	31,618
Regis Corp.	7,533	117,289

		7,052,788

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	89,128	2,695,231
International Game Technology	3,051	47,901
McDonald’s Corp.	235,023	15,480,965
Panera Bread Co., Class A(a)	839	63,168
Penn National Gaming, Inc.(a)	3,487	80,549
Starbucks Corp.	248,356	6,035,051
Starwood Hotels & Resorts Worldwide, Inc.(b)	709	29,374
Wendy’s/Arby’s Group, Inc.	373,270	1,493,080

		25,925,319

Household Durables 1.4%
Fortune Brands, Inc.(b)	128,256	5,025,070
Garmin Ltd.(b)	8,868	258,768
NVR, Inc.(a)(b)	20,198	13,230,296
Pulte Homes, Inc.(a)	767	6,351
Tupperware Brands Corp.	3,671	146,289
Whirlpool Corp.	109,218	9,591,525

		28,258,299

Internet & Catalog Retail 0.7%
Amazon.com, Inc.(a)	75,312	8,228,589
Liberty Media Corp. – Interactive Series A(a)	1,370	14,385
priceline.com, Inc.(a)	25,495	4,500,887

		12,743,861

Leisure Equipment & Products 0.0%
Hasbro, Inc.	286	11,755
Mattel, Inc.	1,681	35,570

		47,325

Media 2.8%
CBS Corp., Class B	1,357,436	17,551,647
Cablevision Systems Corp.	2,761	66,292
Central European Media Enterprises Ltd.(a)(b)	2,550	50,745
Comcast Corp., Class A(b)	1,532,967	26,627,637
Dex One Corp.(a)	94,247	1,790,693
Discovery Communications, Inc.(a)(b)	6,344	226,544
DreamWorks Animation SKG, Inc.(a)(b)	1,129	32,233
Interactive Data Corp.	2,348	78,376
Madison Square Garden, Inc.(a)	8,200	161,294
News Corp., Class A	616,327	7,371,271
Scripps Networks Interactive, Inc., Class A(b)	5,135	207,146
SuperMedia, Inc.(a)(b)	42,770	782,263
The Walt Disney Co.(b)	27,729	873,464
The Washington Post Co., Class B	153	62,803

		55,882,408

Multiline Retail 2.1%
Big Lots, Inc.(a)	2,856	91,649
Dollar Tree, Inc.(a)(b)	45,147	1,879,470
J.C. Penney Co., Inc.	1,332	28,611
Kohl’s Corp.(a)(b)	8,289	393,727
Saks, Inc.(a)	848	6,436
Sears Holdings Corp.(a)(b)	135,441	8,756,261
Wal-Mart Stores, Inc.	640,822	30,804,314

		41,960,468

Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A	2,099	64,418
Aeropostale, Inc.(a)	15,015	430,030
AutoNation, Inc.(a)(b)	729	14,215
Best Buy Co., Inc.	599,954	20,314,442
Foot Locker, Inc.	39,555	499,184
GameStop Corp., Class A(a)(b)	106,573	2,002,507
The Gap, Inc.(b)	816,032	15,879,983
Guess?, Inc.	6,350	198,374
Lowe’s Cos., Inc.	2,042	41,698
Office Depot, Inc.(a)(b)	5,364	21,671
Penske Auto Group, Inc.(a)(b)	12,447	141,398
Signet Jewelers Ltd.(a)	2,080	57,200
Staples, Inc.	801,574	15,269,985
The TJX Cos., Inc.	33,410	1,401,549
Urban Outfitters, Inc.(a)(b)	1,298	44,638

		56,381,292

Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B(b)	379,722	25,650,221
Polo Ralph Lauren Corp.	10,982	801,246
The Warnaco Group, Inc.(a)	848	30,647

		26,482,114

Total Consumer Discretionary		260,761,486

Consumer Staples — 10.9%
Beverages 1.5%
Central European Distribution Corp.(a)	3,120	66,706
The Coca-Cola Co.	223,228	11,188,187
Coca-Cola Enterprises, Inc.	395,417	10,225,484
Dr Pepper Snapple Group, Inc.(b)	119,760	4,477,826
Hansen Natural Corp.(a)	86,969	3,401,358
Molson Coors Brewing Co., Class B	3,846	162,916
PepsiCo, Inc.	3,017	183,886

		29,706,363

Food & Staples Retailing 0.7%
CVS Caremark Corp.	91,597	2,685,624
Costco Wholesale Corp.(b)	133,935	7,343,656
The Kroger Co.	1,046	20,596
Sysco Corp.(b)	112,488	3,213,782
Whole Foods Market, Inc.(a)	3,003	108,168

		13,371,826

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Staples (concluded)
Food Products 2.1%
Bunge Ltd.	72,758	$3,578,966
Dean Foods Co.(a)(b)	189,449	1,907,751
Flowers Foods, Inc.	1,664	40,652
The J.M. Smucker Co.	195,156	11,752,294
Pilgrim’s Pride Corp.(a)	84,298	553,838
Ralcorp Holdings, Inc.(a)	84,810	4,647,588
Tyson Foods, Inc., Class A(b)	1,187,996	19,471,255

		41,952,344

Household Products 3.5%
Colgate-Palmolive Co.	248,228	19,550,437
The Clorox Co.(b)	227	14,110
The Procter & Gamble Co.	841,515	50,474,070

		70,038,617

Personal Products 1.0%
Alberto-Culver Co.	1,014	27,469
Mead Johnson Nutrition Co.	403,011	20,198,911
NBTY, Inc.(a)(b)	669	22,753

		20,249,133

Tobacco 2.1%
Lorillard, Inc.	310,958	22,382,757
Philip Morris International, Inc.	995	45,611
Reynolds American, Inc.(b)	358,470	18,683,456

		41,111,824

Total Consumer Staples		216,430,107

Energy — 10.1%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	1,125	46,766
Cameron International Corp.(a)	976	31,739
Dresser-Rand Group, Inc.(a)	1,472	46,442
Exterran Holdings, Inc.(a)	1,165	30,069
Halliburton Co.	335	8,224
National Oilwell Varco, Inc.	63,403	2,096,737
Noble Corp.(a)	163,575	5,056,103
Oceaneering International, Inc.(a)	1,243	55,811
Pride International, Inc.(a)	1,256	28,059
Smith International, Inc.	413,697	15,575,692
Superior Energy Services, Inc.(a)	2,068	38,610
Transocean Ltd.(a)	23,793	1,102,330
Weatherford International Ltd.(a)	644	8,462

		24,125,044

Oil, Gas & Consumable Fuels 8.9%
Alpha Natural Resources, Inc.(a)	108,591	3,677,977
Anadarko Petroleum Corp.	246,067	8,880,558
Apache Corp.	33,101	2,786,773
Arch Coal, Inc.	638	12,639
Chesapeake Energy Corp.	388,403	8,137,043
Chevron Corp.(b)	146,132	9,916,518
Concho Resources, Inc.(a)	243	13,445
ConocoPhillips	565,673	27,768,888
CONSOL Energy, Inc.	1,772	59,823
Continental Resources, Inc. /OK(a)(b)	9,672	431,565
Denbury Resources, Inc. (a)	1,519	22,238
EOG Resources, Inc.	801	78,794
Energy Partners Ltd.(a)	121,569	1,484,358
Exxon Mobil Corp.	1,406,134	80,248,066
Hess Corp.	101,565	5,112,782
Massey Energy Co.	4,007	109,591
Noble Energy, Inc.(b)	91,132	5,497,994
Plains Exploration & Production Co.(a)	158	3,256
Range Resources Corp.	15,582	625,617
Southwestern Energy Co.(a)(b)	214,476	8,287,353
Tesoro Corp.(b)	1,945	22,698
Ultra Petroleum Corp.(a)(b)	56,313	2,491,850
Valero Energy Corp.	163,902	2,946,958
Whiting Petroleum Corp.(a)	6,727	527,531
The Williams Cos., Inc.	372,178	6,803,414

		175,947,729

Total Energy		200,072,773

Financials — 14.7%
Capital Markets 2.3%
Affiliated Managers Group, Inc.(a)	548	33,302
Ameriprise Financial, Inc.(b)	154,823	5,593,755
The Bank of New York Mellon Corp.	82,683	2,041,443
Eaton Vance Corp.	1,124	31,034
The Goldman Sachs Group, Inc.	129,080	16,944,332
Invesco Ltd.	518,659	8,729,031
Legg Mason, Inc.	234,954	6,585,761
Morgan Stanley	182,988	4,247,151
Northern Trust Corp.	1,863	87,002
State Street Corp.	12,585	425,625
TD Ameritrade Holding Corp.(a)	1,753	26,821
Waddell & Reed Financial, Inc.	379	8,292

		44,753,549

Commercial Banks 2.2%
BB&T Corp.	74,173	1,951,492
CapitalSource, Inc.	17,294	82,319
Commerce Bancshares, Inc.(b)	20,517	738,407
Marshall & Ilsley Corp.	3,411	24,491
Popular, Inc.(a)	48,102	128,913
Regions Financial Corp.	2,113	13,904
SVB Financial Group(a)(b)	46,048	1,898,559
SunTrust Banks, Inc.	96,733	2,253,879
U.S. Bancorp	10,718	239,547
Wells Fargo & Co.	1,429,432	36,593,459
Whitney Holding Corp.	7,716	71,373

		43,996,343

Consumer Finance 0.6%
Capital One Financial Corp.	301,297	12,142,269
Discover Financial Services	4,245	59,345
SLM Corp.(a)	62,665	651,089
The Student Loan Corp.	147	3,540

		12,856,243

Diversified Financial Services 6.0%
Bank of America Corp.	1,543,747	22,183,644
CIT Group, Inc.(a)	108,541	3,675,198
CME Group, Inc.	39,020	10,986,081
Citigroup, Inc.(a)(b)	5,302,744	19,938,318
JPMorgan Chase & Co.	1,373,901	50,298,516
See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	67

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Financials (concluded)
Diversified Financial Services (concluded)
Moody’s Corp.(b)	890	$17,729
The NASDAQ OMX Group, Inc.(a)	645,554	11,477,950

		118,577,436

Insurance 3.0%
ACE Ltd.	417,868	21,511,845
Aon Corp.	6,836	253,752
Aflac, Inc.	965	41,177
Allied World Assurance Co. Holdings Ltd.	8,517	386,501
The Allstate Corp.	433,492	12,454,225
American National Insurance Co.	1,222	98,945
Arch Capital Group Ltd.(a)	231	17,210
Aspen Insurance Holdings Ltd.	49,337	1,220,597
Assurant, Inc.	25,309	878,222
Berkshire Hathaway, Inc., Class B(a)	70,128	5,588,500
Genworth Financial, Inc., Class A(a)	7,521	98,300
The Hanover Insurance Group, Inc.	3,184	138,504
Hartford Financial Services Group, Inc.	17,492	387,098
Loews Corp.	1,732	57,693
Markel Corp.(a)	89	30,260
MetLife, Inc.	344,573	13,011,077
Reinsurance Group of America, Inc.	12,538	573,112
Transatlantic Holdings, Inc.	2,040	97,838
Unum Group	77,358	1,678,669
White Mountains Insurance Group Ltd.	1,132	366,994

		58,890,519

Real Estate Investment Trusts (REITs) 0.4%
AvalonBay Communities, Inc.	32,126	2,999,605
Boston Properties, Inc.	455	32,460
Brandywine Realty Trust	4,504	48,418
Camden Property Trust	231	9,436
Corporate Office Properties Trust	750	28,320
Federal Realty Investment Trust	2,447	171,951
Health Care REIT, Inc.(b)	14,074	592,797
Potlatch Corp.(b)	1,192	42,590
ProLogis	2,492	25,244
Public Storage	15,068	1,324,628
Rayonier, Inc.	872	38,385
Simon Property Group, Inc.	41,058	3,315,433
Taubman Centers, Inc.	903	33,980
The Macerich Co.	205	7,651

		8,670,898

Real Estate Management & Development 0.0%
Forest City Enterprises, Inc., Class A(a)(b)	4,075	46,129
Jones Lang LaSalle, Inc.	519	34,067

		80,196

Thrifts & Mortgage Finance 0.2%
First Niagara Financial Group, Inc.(b)	9,943	124,586
Hudson City Bancorp, Inc.(b)	202,935	2,483,924
People’s United Financial, Inc.	4,650	62,775
Radian Group, Inc.	72,081	521,867

		3,193,152

Total Financials		291,018,336

Health Care — 13.4%
Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.(a)	1,385	70,898
Amgen, Inc.(a)	95,596	5,028,350
Biogen Idec, Inc.(a)(b)	172,105	8,166,382
Celgene Corp.(a)	3,602	183,054
Cephalon, Inc.(a)(b)	246,860	14,009,305
Gilead Sciences, Inc.(a)(b)	568,765	19,497,264
Myriad Genetics, Inc.(a)(b)	3,111	46,509
United Therapeutics Corp.(a)	274	13,374

		47,015,136

Health Care Equipment & Supplies 2.8%
Alcon, Inc.	44,581	6,606,458
Baxter International, Inc.	64,126	2,606,081
CareFusion Corp.(a)	296,335	6,726,805
Covidien Plc	245,738	9,873,753
Hologic, Inc.(a)	1,673	23,305
Hospira, Inc.(a)(b)	136,727	7,854,966
Intuitive Surgical, Inc.(a)(b)	68,773	21,706,134
Medtronic, Inc.	968	35,109
ResMed, Inc.(a)(b)	427	25,966
Varian Medical Systems, Inc.(a)(b)	631	32,989

		55,491,566

Health Care Providers & Services 2.9%
Aetna, Inc.	728	19,205
Brookdale Senior Living, Inc.(a)	3,298	49,470
Express Scripts, Inc.(a)	309,051	14,531,578
Medco Health Solutions, Inc.(a)	465,105	25,617,983
Omnicare, Inc.	31,920	756,504
UnitedHealth Group, Inc.	1,864	52,938
Universal Health Services, Inc.	439	16,748
WellPoint, Inc.(a)	326,950	15,997,663

		57,042,089

Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc., Class A(a)	1,442	124,719
Life Technologies Corp.(a)	2,790	131,827
Thermo Fisher Scientific, Inc.(a)	107,107	5,253,598

		5,510,144

Pharmaceuticals 5.1%
Allergan, Inc.	347,079	20,220,823
Bristol-Myers Squibb Co.	1,028,365	25,647,423
Johnson & Johnson	496,712	29,335,811
King Pharmaceuticals, Inc.(a)(b)	98,924	750,833
Medicis Pharmaceutical Corp., Class A(b)	68,124	1,490,553
Merck & Co., Inc.(b)	30,209	1,056,409
Mylan, Inc.(a)(b)	2,716	46,281
Pfizer, Inc.	1,602,263	22,848,270
Valeant Pharmaceuticals International(a)(b)	380	19,870

		101,416,273

Total Health Care		266,475,208

Industrials — 8.5%
Aerospace & Defense 2.7%
Alliant Techsystems, Inc.(a)	115,050	7,140,003
General Dynamics Corp.(b)	395,796	23,177,814
Goodrich Corp.	793	52,536
L-3 Communications Holdings, Inc.(b)	42,778	3,030,394
Northrop Grumman Corp.(b)	285,141	15,523,076

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrials (continued)
Aerospace & Defense (concluded)
Precision Castparts Corp.	320	$32,934
Raytheon Co.	83,557	4,043,323
Spirit Aerosystems Holdings, Inc., Class A(a)	5,402	102,962
United Technologies Corp.	3,798	246,528

		53,349,570

Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.(b)	81,361	4,528,553
FedEx Corp.	81,026	5,680,733
Uti Worldwide, Inc.	46,636	577,354

		10,786,640

Airlines 0.0%
AMR Corp.(a)(b)	9,743	66,058
Continental Airlines, Inc., Class B(a)	1,632	35,904
Copa Holdings SA	1,459	64,517
Southwest Airlines Co.	14,403	160,017
UAL Corp.(a)	2,575	52,942

		379,438

Building Products 0.0%
Armstrong World Industries, Inc.(a)	3,818	115,227
Masco Corp.	1,752	18,852

		134,079

Commercial Services & Supplies 0.1%
Republic Services, Inc.	34,299	1,019,709
The Brink’s Co.	3,406	64,816

		1,084,525

Construction & Engineering 0.1%
Aecom Technology Corp.(a)	3,798	87,582
Foster Wheeler AG(a)(b)	1,243	26,178
URS Corp. (a)(b)	54,703	2,152,563

		2,266,323

Electrical Equipment 0.1%
Cooper Industries Plc, Class A(b)	830	36,520
General Cable Corp.(a)(b)	38,318	1,021,175

		1,057,695

Industrial Conglomerates 0.9%
3M Co.	5,238	413,750
Carlisle Cos., Inc.	825	29,807
General Electric Co.	1,235,762	17,819,688

		18,263,245

Machinery 2.1%
AGCO Corp.(a)(b)	531,279	14,328,595
Bucyrus International, Inc.	2,201	104,437
Cummins, Inc.(b)	99,198	6,460,766
Danaher Corp.(b)	187,872	6,973,809
Deere & Co.	1,758	97,885
Eaton Corp.	2,284	149,465
Flowserve Corp.(b)	19,061	1,616,373
Gardner Denver, Inc.(b)	498	22,206
Graco, Inc.	1,344	37,887
Harsco Corp.(b)	99,030	2,327,205
Illinois Tool Works, Inc.	3,623	149,557
Ingersoll-Rand Plc(b)	171,167	5,903,550
Joy Global, Inc.	719	36,015
Navistar International Corp.(a)(b)	45,175	2,222,610
Oshkosh Corp.(a)	40,684	1,267,713
Pall Corp.	840	28,871
Snap-on, Inc.	1,570	64,229
Timken Co.	1,287	33,449
Toro Co.	555	27,261

		41,851,883

Professional Services 1.0%
Dun & Bradstreet Corp.	455	30,540
Manpower, Inc.	465,295	20,091,438

		20,121,978

Road & Rail 0.8%
Con-way, Inc.	663	19,903
Hertz Global Holdings, Inc.(a)(b)	3,390	32,069
Kansas City Southern(a)(b)	3,246	117,992
Landstar System, Inc.	985	38,405
Union Pacific Corp.	224,092	15,576,635
Werner Enterprises, Inc.	1,176	25,743

		15,810,747

Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.(b)	26,913	2,676,498
WESCO International, Inc.(a)(b)	17,253	580,908

		3,257,406

Total Industrials		168,363,529

Information Technology — 16.2%
Communications Equipment 1.8%
Brocade Communications Systems, Inc.(a)	783,913	4,044,991
Cisco Systems, Inc.(a)	1,056,979	22,524,223
CommScope, Inc.(a)	1,209	28,738
EchoStar Corp.(a)	4,892	93,339
F5 Networks, Inc.(a)	1,625	111,426
Harris Corp.(b)	182,764	7,612,121
Juniper Networks, Inc.(a)	2,871	65,516
Motorola, Inc.(a)	308,849	2,013,695

		36,494,049

Computers & Peripherals 4.2%
Apple, Inc.(a)	116,163	29,218,480
Dell, Inc.(a)(b)	904,206	10,904,724
Hewlett-Packard Co.	690,699	29,893,453
International Business Machines Corp.	108,315	13,374,736
NCR Corp.(a)	1,450	17,574
Seagate Technology(a)	774	10,093

		83,419,060

Electronic Equipment, Instruments & Components 0.8%
Agilent Technologies, Inc.(a)	48,537	1,379,907
Corning, Inc.(b)	789,073	12,743,529
FLIR Systems, Inc.(a)	1,887	54,893
Flextronics International Ltd.(a)	125,063	700,353
Itron, Inc.(a)	3,804	235,163
Jabil Circuit, Inc.	3,448	45,858

		15,159,703

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	69

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Information Technology (continued)
Internet Software & Services 2.6%
AOL, Inc.(a)	33,208	$690,394
Akamai Technologies, Inc.(a)	201	8,155
eBay, Inc.(a)	779	15,276
Google, Inc., Class A(a)	93,441	41,576,573
Yahoo!, Inc.(a)(b)	624,393	8,635,355

		50,925,753

IT Services 1.5%
Accenture Plc, Class A	8,833	341,395
Alliance Data Systems Corp.(a)(b)	1,672	99,517
Automatic Data Processing, Inc.	5,030	202,508
Broadridge Financial Solutions, Inc.	13,123	249,993
Cognizant Technology Solutions Corp., Class A(a)	43,429	2,174,056
Computer Sciences Corp.	211,510	9,570,827
Convergys Corp.(a)	5,290	51,895
CoreLogic, Inc.	53,081	937,410
DST Systems, Inc.	1,934	69,895
Fidelity National Information Services, Inc.	2,974	79,763
Fiserv, Inc.(a)	9,832	448,929
Global Payments, Inc.(b)	12,817	468,333
Hewitt Associates, Inc., Class A(a)	1,704	58,720
Lender Processing Services, Inc.	21,121	661,299
Mantech International Corp.(a)	18,032	767,622
MasterCard, Inc., Class A(b)	16,620	3,316,189
Paychex, Inc.	2,901	75,339
SAIC, Inc.(a)(b)	449,305	7,521,366
SRA International, Inc., Class A(a)	5,488	107,949
Total System Services, Inc.	5,104	69,414
Visa, Inc., Class A(b)	30,194	2,136,226
The Western Union Co.	9,148	136,397

		29,545,042

Office Electronics 0.2%
Xerox Corp.	439,342	3,532,310

Semiconductors & Semiconductor Equipment 1.5%
Altera Corp.(b)	4,434	110,007
Applied Materials, Inc.	350,015	4,207,180
Atmel Corp.(a)	9,302	44,650
Broadcom Corp., Class A(b)	359,966	11,868,079
Integrated Device Technology, Inc.(a)(b)	2,618	12,959
Intel Corp.	377,804	7,348,288
LSI Corp.(a)	118,543	545,298
Marvell Technology Group Ltd.(a)	75,087	1,183,371
NVIDIA Corp.(a)(b)	517,101	5,279,601
Silicon Laboratories, Inc.(a)(b)	2,693	109,228
Varian Semiconductor Equipment Associates, Inc.(a)	2,906	83,286

		30,791,947

Software 3.6%
Activision Blizzard, Inc.	1,347	14,130
Adobe Systems, Inc.(a)	38,537	1,018,533
Autodesk, Inc.(a)	33,885	825,439
Cadence Design Systems, Inc.(a)(b)	4,939	28,597
Citrix Systems, Inc.(a)(b)	19,496	823,316
Factset Research Systems, Inc.	264	17,685
Intuit, Inc.(a)	2,657	92,384
MICROS Systems, Inc.(a)(b)	12,249	390,376
McAfee, Inc.(a)(b)	634,708	19,498,230
Microsoft Corp.	2,135,726	49,143,055
Oracle Corp.	12,875	276,297
Synopsys, Inc.(a)	571	11,917

		72,139,959

Total Information Technology		322,007,823

Materials — 4.2%
Chemicals 2.2%
Air Products & Chemicals, Inc.	2,483	160,923
Airgas, Inc.	1,668	103,750
Ashland, Inc.(b)	309,195	14,352,832
CF Industries Holdings, Inc.	176,909	11,224,876
Celanese Corp.	6,004	149,560
Huntsman Corp.	9,513	82,478
Monsanto Co.	118,056	5,456,548
The Mosaic Co.	4,308	167,926
Praxair, Inc.(b)	154,152	11,714,010
The Scotts Miracle-Gro Co., Class A	1,220	54,180

		43,467,083

Containers & Packaging 0.0%
Bemis Co., Inc.(b)	1,886	50,922
Crown Holdings, Inc.(a)	2,541	63,627
Sealed Air Corp.	2,145	42,299
Sonoco Products Co.	1,491	45,446

		202,294

Metals & Mining 1.5%
Alcoa, Inc.(b)	1,640,606	16,504,496
Commercial Metals Co.(b)	5,484	72,499
Freeport-McMoRan Copper & Gold, Inc.	171,660	10,150,256
Newmont Mining Corp.(b)	48,159	2,973,337
Schnitzer Steel Industries, Inc.	716	28,067
United States Steel Corp.(b)	1,715	66,113

		29,794,768

Paper & Forest Products 0.5%
International Paper Co.	499	11,292
Louisiana-Pacific Corp.(a)(b)	3,900	26,091
MeadWestvaco Corp.(b)	466,146	10,348,441

		10,385,824

Total Materials		83,849,969

Telecommunication Services — 3.9%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	1,953,168	47,247,134
Qwest Communications International, Inc.	703,267	3,692,152
Verizon Communications, Inc.	866,316	24,274,174

		75,213,460

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.(a)	686	22,309
Sprint Nextel Corp.(a)	252,468	1,070,464
United States Cellular Corp.(a)	14,261	586,840

		1,679,613

Total Telecommunication Services		76,893,073

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Utilities — 2.7%
Electric Utilities 1.0%
Allegheny Energy, Inc.	22,839	$472,310
American Electric Power Co., Inc.	159	5,136
Duke Energy Corp.(b)	50,648	810,368
Edison International	3,742	118,696
Entergy Corp.	176,247	12,622,810
FPL Group, Inc.	2,427	118,341
FirstEnergy Corp.	74,484	2,624,071
N.V. Energy, Inc.	2,333	27,553
Progress Energy, Inc.	6,254	245,282
Southern Co.(b)	64,005	2,130,086

		19,174,653

Gas Utilities 0.6%
Atmos Energy Corp.	91,183	2,465,589
National Fuel Gas Co.	1,358	62,305
Oneok, Inc.(b)	238,632	10,320,834
Questar Corp.	539	24,519
UGI Corp.	1,253	31,876

		12,905,123

Independent Power Producers & Energy Traders 0.3%
The AES Corp.(a)	3,214	29,697
Constellation Energy Group, Inc.(b)	74,931	2,416,525
NRG Energy, Inc.(a)	196,608	4,170,056
RRI Energy, Inc.(a)	10,825	41,027

		6,657,305

Multi-Utilities 0.8%
Consolidated Edison, Inc.	9,639	415,441
Dominion Resources, Inc.	7,261	281,291
NiSource, Inc.(b)	64,869	940,600
Sempra Energy	282,445	13,215,602
Wisconsin Energy Corp.	1,766	89,607
Xcel Energy, Inc.	2,604	53,668

		14,996,209

Water Utilities 0.0%
American Water Works Co., Inc.	2,283	47,030

Total Utilities		53,780,320

Total Long-Term Investments (Cost — $2,082,877,135) — 97.7%		1,939,652,624

Short-Term Securities
Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(c)(d)(e)	225,605,420	225,605,420
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(c)(d)(e)	43,370,160	43,370,160

		268,975,580

	Par (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bill,
0.15%, 9/23/10(f)(g)	4,100	4,098,471

Total Short-Term Securities (Cost — $273,074,404) — 13.7%		273,074,051

Total Investments (Cost — $2,355,951,539*) — 111.4%		2,212,726,675
Liabilities in Excess of Other Assets — (11.4)%		(227,268,122)

Net Assets — 100.0%		1,985,458,553

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,477,172,316

Gross unrealized depreciation	(264,445,641)

Net unrealized depreciation	$(264,445,641)

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	214,125,678	11,479,742	[1]	—	225,605,420	$225,605,420	—	$289,747
BlackRock Cash Funds:
Prime, SL Agency Shares	28,279,563	15,090,597	[1]	—	43,370,160	$43,370,160	—	$58,377

1	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
1,124	S&P 500 Index	Chicago	September 2010	$57,694,920	$(1,083,609)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	71

Schedule of Investments (concluded)	Active Stock Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1] :
Common Stocks	$1,939,652,624	—	—	$1,939,652,624
Short-Term Securities:
Money Market Funds	268,975,580	—	—	268,975,580
U.S. Government Obligations	—	$4,098,471	—	4,098,471

Total	$2,208,628,204	$4,098,471	—	$2,212,726,675

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$(1,083,609)	—	—	$(1,083,609)

1	See above Schedule of Investments for values in each sector and industry.

2	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-AG1, Class A2D,
0.71%, 8/25/35(a)	$6,626	$6,221,293
American General Mortgage Loan Trust, Series 2010-1A, Class A1,
5.15%, 3/25/58(a)(b)	8,339	8,346,438
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4,
5.21%, 9/06/13	4,818	4,940,365
Series 2006-RM, Class A2,
5.42%, 8/08/11	2,194	2,207,785
Series 2006-RM, Class A3,
5.53%, 1/06/14	7,500	7,706,193
Series 2007-AX, Class A4,
0.39%, 10/06/13(a)	8,148	8,041,359
Series 2007-CM, Class A3A,
5.42%, 5/07/12	1,668	1,677,261
Americredit Prime Automobile Receivable, Series 2007-2M, Class A3,
5.22%, 6/08/12	3,745	3,770,718
Ameriquest Mortgage Securities, Inc.:
Series 2005-R11, Class A2C,
0.58%, 1/25/36(a)	1,751	1,627,091
Series 2005-R6, Class A2,
0.55%, 8/25/35(a)	1,213	1,143,579
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1,
0.83%, 6/25/35(a)	797	784,784
Series 2005-OPT1, Class A1SS,
0.59%, 7/25/35(a)	1,702	1,606,010
Series 2006-OPT2, Class A3B,
0.46%, 10/25/36(a)	1,971	1,926,638
Capital Auto Receivables Asset Trust, Series 2007-SN2, Class A4,
1.38%, 5/16/11(a)(b)(c)	6,035	6,040,665
Capital One Auto Finance Trust:
Series 2006-A, Class A4,
0.36%, 12/15/12(a)	2,761	2,747,102
Series 2006-B, Class A4,
0.36%, 7/15/13(a)	5,964	5,948,508
Series 2006-C, Class A4,
0.38%, 5/15/13(a)	1,009	1,002,194
Series 2007-A, Class A4,
0.37%, 11/15/13(a)	1,563	1,549,548
Series 2007-B, Class A3A,
5.03%, 4/15/12	276	276,282
Series 2007-C, Class A3A,
5.13%, 4/16/12	2,135	2,160,004
Series 2007-C, Class A3B,
0.86%, 4/16/12(a)	3,709	3,708,169
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.47%, 2/25/37(a)	2,381	2,172,338
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4,
4.40%, 2/25/30	817	808,405
Citibank Credit Card Issuance Trust:
Series 2004-C1, Class C1,
1.00%, 7/15/13(a)	1,100	1,087,919
Series 2006-C2, Class C2,
5.70%, 5/15/13	5,900	6,068,185
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3,
0.76%, 5/25/36(a)	2,324	2,229,245
Series 2005-4, Class MV1,
0.81%, 10/25/35(a)	7,336	7,086,620
Series 2006-15, Class A2,
5.68%, 10/25/46	3,800	3,608,681
Series 2006-20, Class 2A1,
0.40%, 4/25/47(a)	437	432,156
Series 2006-22, Class 2A1,
0.40%, 5/25/47(a)	154	149,508
Series 2006-25, Class 2A1,
0.42%, 6/25/47(a)	2,552	2,437,611
Series 2007-10, Class 2A1,
0.40%, 6/25/47(a)	2,518	2,350,066
Series 2007-4, Class A1B,
5.81%, 9/25/37	1,345	1,307,484
Series 2007-5, Class 2A1,
0.45%, 9/25/47(a)	2,731	2,613,326
Series 2007-6, Class 2A1,
0.45%, 9/25/37(a)	448	421,365
Series 2007-7, Class 2A1,
0.43%, 10/25/47(a)	379	359,592
Series 2007-8, Class 2A1,
0.41%, 11/25/37(a)	3,801	3,502,765
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2, Class A1,
0.50%, 3/25/46(a)(b)	2,643	2,570,110
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A3,
0.89%, 9/25/34(a)	396	366,454
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3,
5.59%, 10/25/29	1,252	1,195,957
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A,
4.25%, 1/15/22(b)	1,700	1,700,000
GSAMP Trust:
Series 2005-SEA1, Class A,
0.69%, 1/25/35(a)(b)	3,371	3,065,704
Series 2007-HE2, Class A2A,
0.38%, 3/25/47(a)	1,981	1,781,816
GSRPM Mortgage Loan Trust, Series 2006-2, Class A1A,
0.49%, 9/25/36(a)(b)	1,195	1,157,776
HSBC Home Equity Loan Trust, Series 2006-2, Class A1,
0.50%, 3/20/36(a)	3,901	3,569,263
Home Equity Asset Trust:
Series 2006-1, Class 2A4,
0.68%, 4/25/36	3,600	2,870,683
Series 2006-4, Class 2A3,
0.52%, 8/25/36(a)	4,822	3,931,430
JPMorgan Mortgage Acquisition Corp., Series 2006-FRE1, Class A3,
0.54%, 5/25/35(a)	2,968	2,529,171
Lehman XS Trust:
Series 2005-4, Class 1A2,
0.62%, 10/25/35(a)	84	83,021
Series 2006-GP4, Class 3A1A,
0.42%, 8/25/46(a)	1,286	1,259,484

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	73

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
MBNA Master Credit Card Trust, Series 2001-C, Class C,
7.10%, 9/15/13(b)	$4,300	$4,442,858
MASTR Asset Backed Securities Trust:
Series 2006-AM1, Class A2,
0.48%, 1/25/36(a)	696	675,092
Series 2007-HE1, Class A1,
0.43%, 5/25/37(a)	2,285	2,181,478
Morgan Stanley Home Equity Loan Trust:
Series 2006-1, Class A2B,
0.55%, 12/25/35(a)	1,633	1,549,827
Series 2006-2, Class A3,
0.52%, 2/25/36(a)	2,555	2,370,920
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1,
1.05%, 12/25/34(a)	6,268	6,113,579
Series 2005-WCW3, Class A2C,
0.73%, 8/25/35(a)	8,100	7,045,834
Residential Asset Mortgage Products, Inc.:
Series 2006, Class A2,
0.54%, 2/25/36(a)	1,889	1,519,521
Series 2007-RZ1, Class A1,
0.42%, 2/25/37(a)	53	51,690
Residential Asset Securities Corp.:
Series 2005-KS12, Class A2,
0.60%, 1/25/36(a)	3,557	3,349,883
Series 2006-EMX5, Class A2,
0.47%, 7/25/36(a)	1,745	1,706,735
Series 2006-KS1, Class A3,
0.57%, 2/25/36(a)	1,699	1,536,884
Series 2006-KS5, Class A2,
0.46%, 7/25/36(a)	1,564	1,552,579
Series 2006-KS7, Class A2,
0.45%, 9/25/36(a)	817	789,911
Series 2007-KS1, Class A1,
0.41%, 1/25/37(a)	803	786,285
Series 2007-KS3, Class AI1,
0.46%, 4/25/37(a)	3,356	3,270,284
Series 2007-KS4, Class A1,
0.45%, 5/25/37(a)	784	758,641
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A,
0.40%, 10/25/36(a)	1,719	1,679,060
Saxon Asset Securities Trust, Series 2005-4, Class A1A,
0.58%, 11/25/37(a)	2,999	2,720,003
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A,
0.64%, 8/25/35(a)	2,324	2,236,041
Series 2006-OP1, Class A2C,
0.65%, 10/25/35(a)	4,750	4,236,223
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3,
0.61%, 12/25/35(a)	2,728	2,442,207
Series 2006-EQ1, Class A2,
0.46%, 10/25/36(a)	1,832	1,749,512
Series 2007-OPT5, Class 2A1,
1.15%, 10/25/37(a)	231	228,079
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5,
0.70%, 2/25/35(a)(b)	2,844	2,780,313
Series 2005-11, Class A6,
0.57%, 1/25/36(a)	3,068	2,725,079
Series 2005-5, Class M1,
0.77%, 6/25/35(a)	2,200	1,586,906
Structured Asset Securities Corp., Series 2007-MN1A, Class A2,
0.47%, 1/25/37(a)(b)	2,573	2,474,105

Total Asset-Backed Securities — 10.7%		200,707,650

Corporate Bonds
Aerospace & Defense — 0.5%
L-3 Communications Corp.:
5.88%, 1/15/15	3,639	3,593,513
Series B, 6.38%, 10/15/15	4,843	4,843,000

		8,436,513

Air Freight & Logistics — 0.0%
FedEx Corp.,
8.00%, 1/15/19	600	761,958

Automobiles — 0.1%
Daimler Finance North America LLC,
5.88%, 3/15/11	965	994,303
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,277,450

		2,271,753

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20	6,400	6,896,595
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,222,196
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,057,104
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	1,000	1,011,573

		11,187,468

Biotechnology — 0.2%
Amgen, Inc.:
5.70%, 2/01/19	1,300	1,510,136
6.40%, 2/01/39	900	1,065,780
Genentech, Inc.,
4.75%, 7/15/15	625	691,521

		3,267,437

Building Products — 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	891,834

Capital Markets — 1.3%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,776,862
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,987,392
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14(d)	1,400	1,506,438
4.88%, 1/15/15	900	964,852
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,558,070
6.15%, 4/01/18	1,500	1,571,276
7.50%, 2/15/19	1,200	1,341,335
6.75%, 10/01/37	1,650	1,617,564

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Capital Markets (concluded)
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	$2,350	$2,506,935
Morgan Stanley:
6.00%, 4/28/15	1,400	1,463,105
6.25%, 8/28/17(d)	1,500	1,524,954
5.63%, 9/23/19	2,000	1,934,826
Series F, 5.95%, 12/28/17	850	860,761

		23,614,370

Chemicals — 0.1%
Yara International ASA,
7.88%, 6/11/19(b)	1,900	2,273,897

Commercial Banks — 2.5%
Abbey National Treasury Services Plc,
3.88%, 11/10/14(b)	3,300	3,258,321
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,934,845
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,830,092
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12	4,000	3,989,144
Credit Suisse New York,
5.30%, 8/13/19	2,400	2,544,134
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,518,634
Enterprise Products Operating LLC,
5.25%, 1/31/20	2,000	2,059,040
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,668,560
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,153,591
6.50%, 9/15/37	1,400	1,449,067
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	871,170
Lloyds TSB Bank Plc,
4.38%, 1/12/15(b)	2,500	2,408,648
Wachovia Bank NA,
6.00%, 11/15/17	8,500	9,262,220
Wells Fargo & Co.,
5.25%, 10/23/12	7,700	8,240,255

		47,187,721

Commercial Services & Supplies — 0.3%
Iron Mountain, Inc.:
8.00%, 6/15/20	1,375	1,395,625
8.38%, 8/15/21	1,955	1,994,100
R.R. Donnelley & Sons Co.,
8.60%, 8/15/16	2,200	2,410,144

		5,799,869

Communications Equipment — 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,937,290

Computers & Peripherals — 0.5%
International Business Machines Corp.,
7.63%, 10/15/18	2,050	2,635,792
Seagate HDD Cayman,
6.88%, 5/01/20(b)	6,600	6,270,000
Seagate Technology HDD Holdings,
6.80%, 10/01/16	833	808,010

		9,713,802

Consumer Finance — 0.5%
American Express Co.,
8.13%, 5/20/19	4,800	5,959,651
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,829,530
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	2,500	2,472,925

		10,262,106

Containers & Packaging — 0.4%
Crown Americas LLC,
7.63%, 5/15/17(b)	2,900	3,001,500
Crown Americas LLC and Crown Americas Capital Corp.:
7.63%, 11/15/13	500	513,750
7.75%, 11/15/15	700	726,250
Sealed Air Corp.:
7.88%, 6/15/17(b)	840	878,039
6.88%, 7/15/33(b)	2,000	1,849,502

		6,969,041

Diversified Financial Services — 1.6%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,535,460
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,346,100
5.65%, 5/01/18	1,500	1,537,218
5.49%, 3/15/19	1,500	1,450,533
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,491,248
6.38%, 8/12/14	1,400	1,487,014
6.13%, 11/21/17	1,000	1,044,310
8.50%, 5/22/19	1,600	1,907,398
8.13%, 7/15/39	600	715,786
GE Capital Trust I,
6.38%, 11/15/67(a)	2,000	1,860,000
General Electric Capital Corp.:
6.75%, 3/15/32	500	538,118
6.88%, 1/10/39	1,000	1,104,132
Series G, 6.00%, 8/07/19	4,700	5,088,084
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,032,988
JPMorgan Chase & Co.,
4.75%, 5/01/13	3,100	3,307,099
SLM Corp.,
8.00%, 3/25/20	1,950	1,712,463

		30,157,951

Diversified Telecommunication Services — 2.0%
AT&T, Inc.,
4.95%, 1/15/13	1,500	1,628,217
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,643,202
CenturyLink, Inc.,
6.15%, 9/15/19	100	97,912
France Telecom SA,
7.75%, 3/01/11	3,300	3,443,547
New Cingular Wireless Services, Inc.,
8.75%, 3/01/31	1,000	1,372,802
New Communications Holdings, Inc.:
7.88%, 4/15/15(b)	900	906,750
8.25%, 4/15/17(b)	1,500	1,505,625
Qwest Communications International, Inc.,
7.13%, 4/01/18 (b)	2,500	2,493,750
Qwest Corp.,
8.38%, 5/01/16	3,300	3,605,250
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,704,261
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,872,704
tw telecom holdings, Inc.,
8.00%, 3/01/18 (b)	2,150	2,193,000
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,599,946
8.95%, 3/01/39	500	708,288
Virgin Media Secured Finance Plc,
6.50%, 1/15/18(b)	2,600	2,554,500
Windstream Corp.:
8.63%, 8/01/16	2,250	2,266,875
7.88%, 11/01/17	3,550	3,465,687

		37,062,316

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	75

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Electric Utilities — 1.7%
Commonwealth Edison Co.:
4.70%, 4/15/15	$1,000	$1,084,563
5.88%, 2/01/33	3,500	3,809,585
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,132,648
Enel Finance International SA,
5.13%, 10/07/19(b)	3,000	3,013,365
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,223,933
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,327,498
Northern States Power Co,
5.25%, 7/15/35	2,500	2,583,555
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	3,028,080
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,690,232
PacifiCorp,
5.50%, 1/15/19(d)	1,300	1,464,373
Progress Energy, Inc.,
4.88%, 12/01/19	3,100	3,260,313
Southern Co.,
4.15%, 5/15/14	900	949,349

		31,567,494

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.,
6.00%, 4/01/20	1,000	1,033,397

Food & Staples Retailing — 0.0%
The Kroger Co.,
6.90%, 4/15/38	400	484,449

Food Products — 0.5%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,590,789
Kellogg Co.:
5.13%, 12/03/12	2,300	2,498,331
4.45%, 5/30/16	100	109,246
Series B, 7.45%, 4/01/31	1,000	1,320,146
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,857,584

		9,376,096

Gas Utilities — 0.0%
Pacific Energy Partners LP/PAA Finance Corp.,
6.25%, 9/15/15	250	259,813

Health Care Equipment & Supplies — 0.1%
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,522,693

Health Care Providers & Services — 0.5%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	932,457
DaVita, Inc.:
6.63%, 3/15/13	1,765	1,767,206
7.25%, 3/15/15	3,510	3,510,000
Express Scripts, Inc.,
6.25%, 6/15/14	2,200	2,490,875

		8,700,538

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,212,771
5.70%, 2/01/39(d)	1,100	1,240,012
Wyndham Worldwide Corp.:
6.00%, 12/01/16	2,350	2,279,899
7.38%, 3/01/20	2,000	2,051,700
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,122,112
6.25%, 3/15/18	2,500	2,870,475
6.88%, 11/15/37	2,100	2,410,750

		14,187,719

Industrial Conglomerates — 0.2%
Tyco International Finance SA,
8.50%, 1/15/19(d)	2,400	3,102,492

Insurance — 0.9%
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,756,467
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	427,827
9.25%, 4/15/19	2,300	2,902,860
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)	2,500	2,528,348
Northwestern Mutual Life Insurance,
6.06%, 3/30/40(b)	2,700	2,894,505
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,852,079
7.38%, 6/15/19	1,000	1,157,955

		17,520,041

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	1,600	1,652,400

Machinery — 0.2%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,262,798

Media — 2.5%
CBS Corp.,
8.88%, 5/15/19	3,500	4,403,413
CSC Holdings, Inc.,
7.63%, 7/15/18	4,400	4,449,500
Comcast Corp.,
5.70%, 5/15/18	7,050	7,749,698
DirecTV Holdings LLC,
5.20%, 3/15/20	5,600	5,836,393
DISH DBS Corp.:
6.38%, 10/01/11	500	516,250
7.13%, 2/01/16	3,000	3,007,500
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,214,000
5.88%, 10/01/19	1,500	1,638,579
News America, Inc.,
5.65%, 8/15/20(d)	1,400	1,546,303
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,635,946
Time Warner, Inc.:
7.63%, 4/15/31	1,000	1,202,974
7.70%, 5/01/32	3,000	3,618,102
6.20%, 3/15/40	600	632,858
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,381,727
5.63%, 9/15/19(d)	800	876,356
6.88%, 4/30/36	2,700	3,056,584

		46,766,183

Metals & Mining — 0.9%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20	900	913,735
Barrick Australian Finance Pty Ltd.,
5.95%, 10/15/39	400	426,255
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,420,000
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	5,300	6,955,025
Southern Copper Corp.:
5.38%, 4/16/20	1,000	1,002,325
6.75%, 4/16/40	900	889,630

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Metals & Mining (concluded)
Vale Overseas Ltd.:
6.88%, 11/21/36	$1,000	$1,042,511
6.88%, 11/10/39	2,100	2,193,866
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	967,464

		16,810,811

Multi-Utilities — 0.4%
Dominion Resources, Inc.,
6.40%, 6/15/18	4,050	4,689,831
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,512,775

		7,202,606

Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,028,535
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	580,798
EOG Resources, Inc.,
5.63%, 6/01/19	1,300	1,461,741
EnCana Corp.,
6.50%, 5/15/19	400	459,685
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,295,686
9.00%, 4/15/19(d)	800	940,820
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,708,410
5.75%, 3/01/35	1,500	1,413,353
LINN Energy LLC FIN Corp.,
8.63%, 4/15/20(b)	3,200	3,276,000
Peabody Energy Corp., Series B,
6.88%, 3/15/13	755	760,663
Petrobras International Finance Co.:
5.75%, 1/20/20	3,000	3,021,144
6.88%, 1/20/40	1,270	1,280,392
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,313,929
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19(d)	600	716,191
5.75%, 1/15/20	3,000	3,099,900
6.70%, 5/15/36	1,000	998,668
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,321,181
7.13%, 1/15/19(d)	800	972,429
7.63%, 1/15/39(d)	600	766,511
Williams Partners LP,
3.80%, 2/15/15(b)	800	805,194

		37,221,230

Paper & Forest Products — 0.2%
International Paper Co.:
9.38%, 5/15/19	1,600	2,066,547
7.50%, 8/15/21	1,000	1,170,895

		3,237,442

Personal Products — 0.1%
Mead Johnson Nutrition Co.,
4.90%, 11/01/19(b)	2,400	2,537,810

Pharmaceuticals — 0.1%
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,782,597

Real Estate Investment Trusts (REITs) — 0.4%
Digital Realty Trust LP,
5.88%, 2/01/20(b)	2,800	2,856,692
Simon Property Group LP:
6.75%, 5/15/14	2,200	2,472,624
5.65%, 2/01/20(d)	2,800	2,965,359

		8,294,675

Road & Rail — 0.3%
CSX Corp.,
5.75%, 3/15/13	2,600	2,841,597
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,247,964
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,508,388

		5,597,949

Semiconductors & Semiconductor Equipment — 0.0%
L-3 Communications Corp.,
5.20%, 10/15/19	700	730,135

Software — 0.1%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,702,095
5.75%, 4/15/18	550	636,721

		2,338,816

Specialty Retail — 0.4%
Limited Brands, Inc.,
8.50%, 6/15/19	4,000	4,310,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,415,177

		7,725,177

Thrifts & Mortgage Finance — 0.0%
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	800	814,592

Tobacco — 0.9%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,482,545
9.25%, 8/06/19	1,100	1,372,917
9.95%, 11/10/38	1,200	1,576,517
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,379,364
5.65%, 5/16/18	1,300	1,422,100
6.38%, 5/16/38	1,500	1,760,202
Reynolds American, Inc.,
1.24%, 6/15/11(a)	5,060	5,026,477

		17,020,122

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV,
5.00%, 3/30/20(b)	2,800	2,892,885
Vodafone Group Plc,
5.63%, 2/27/17	950	1,041,938

		3,934,823

Total Corporate Bonds — 24.5%		459,480,224

Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,341,000
5.63%, 1/07/41	1,500	1,473,750
Indonesia Government International Bond,
5.88%, 3/13/20(b)	1,800	1,899,000
Peruvian Government International Bond,
7.13%, 3/30/19	1,900	2,242,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	77

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations
Poland Government International Bond,
6.38%, 7/15/19	$2,700	$2,986,805
Republic of Turkey,
7.50%, 11/07/19	2,000	2,292,500
South Africa Government International Bond:
6.88%, 5/27/19	2,100	2,401,875
5.50%, 3/09/20	2,000	2,067,500

Total Foreign Agency Obligations — 1.3%		23,704,430

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
Banc of America Funding Corp., Series 2006-G, Class 2A2,
1.00%, 7/20/36(a)	3,231	3,168,644
Citicorp Mortgage Securities, Inc.:
Series 2006-1, Class 2A1,
5.00%, 2/25/21	2,124	2,040,562
Series 2007-4, Class 2A1,
5.50%, 5/25/22	1,517	1,426,375
Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1,
5.25%, 3/25/21	882	839,654
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1,
6.00%, 8/25/36(a)	1,559	1,579,208
Series 2006-OA2, Class A2A,
0.50%, 5/20/46(a)	336	328,133
Countrywide Home Loan Mortgage Pass Through Trust:
Series 2004-13, Class 1A1,
5.50%, 8/25/34	3,700	3,716,912
Series 2005-HYB8, Class 4A1,
5.38%, 12/20/35(a)	3,658	2,844,174
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6,
6.00%, 8/25/36	1,831	1,851,761
Gracechurch Mortgage Financing Plc:
Series 2006-1, Class A4,
0.51%, 11/20/56(a)(b)	688	686,763
Series 2007-1A, Class 2A1,
0.50%, 11/20/56(a)(b)	1,583	1,579,583
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4,
0.74%, 8/25/35(a)	1,679	1,549,971
Residential Asset Securitization Trust, Series 2004-A6, Class A1,
5.00%, 8/25/19	1,763	1,766,909
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1,
0.55%, 9/25/47(a)	6,038	5,929,474
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A,
0.39%, 6/25/37(a)	10,799	10,480,755
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1,
0.60%, 11/25/45(a)	2,434	2,420,339
Series 2005-AR15, Class A1C2,
0.73%, 11/25/45(a)	2,014	1,967,514
Series 2005-AR17, Class A1B1,
0.60%, 12/25/45(a)	964	960,573
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR14, Class A2,
5.36%, 8/25/35(a)	5,384	5,409,446
Series 2006-1, Class A3,
5.00%, 3/25/21	2,786	2,726,692

		53,273,442

Commercial Mortgage-Backed Securities — 5.2%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A2,
4.18%, 11/10/41	69	69,305
Series 2006-2, Class A4,
5.93%, 5/10/45(a)	3,245	3,436,863
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48	3,000	2,996,944
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4,
6.30%, 12/10/49(a)	2,500	2,567,886
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A1,
5.30%, 1/15/46	1,678	1,688,307
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4,
6.51%, 2/15/34	3,258	3,278,526
Series 2001-CK3, Class A4,
6.53%, 6/15/34	4,089	4,193,215
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A2,
7.35%, 11/10/33	1,825	1,827,008
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2,
7.20%, 10/15/32	510	509,949
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2,
5.42%, 12/10/49	1,945	1,997,380
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2,
6.96%, 9/15/35	4,302	4,334,732
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5,
5.22%, 4/10/37(a)	1,000	1,027,196
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A2,
6.04%, 11/15/35	1,351	1,366,860
Series 2004-CBX, Class A3,
4.18%, 1/12/37	2,117	2,116,668
Series 2005-CB12, Class A3A1,
4.82%, 9/12/37	6,500	6,588,260
Series 2007-CB19, Class A3,
5.94%, 2/12/49(a)	4,300	4,488,252
Series 2007-LDPX, Class A1S,
4.93%, 1/15/49	9,707	9,956,957
LB-UBS Commercial Mortgage Trust:
Series 2006-C1, Class A4,
5.16%, 2/15/31	2,800	2,912,697
Series 2006-C7, Class A2,
5.30%, 11/15/38	6,600	6,786,575

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2006-C7, Class A3,
5.35%, 11/15/38	$2,000	$2,063,706
Series 2007-C6, Class A4,
5.86%, 7/15/40(a)	5,700	5,654,654
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2,
5.44%, 2/12/39(a)	5,000	5,077,447
Series 2006-3, Class A1,
4.71%, 7/12/46(a)	347	348,352
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class A1,
5.53%, 5/12/39(a)	1,503	1,513,921
Series 2006-C2, Class A1,
5.60%, 8/12/43	627	630,253
Morgan Stanley Capital I, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	7,100	7,352,130
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2,
7.30%, 10/12/33	334	334,036
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5,
5.42%, 1/15/45(a)	5,700	5,966,146
Series 2007-C34, Class A3,
5.68%, 5/15/46	6,000	6,025,924

		97,110,149

Total Non-Agency Mortgage-Backed Securities — 8.0%		150,383,591

Preferred Securities
Capital Trusts
Insurance 0.5%
AON Corp.,
8.21%, 1/01/27	1,700	1,771,278
Chubb Corp.:
6.38%, 3/29/17(a)	2,550	2,448,000
6.00%, 5/11/37	800	865,171
The Progressive Corp.,
6.70%, 6/15/17(a)	2,900	2,711,500
The Travelers Cos., Inc.:
6.25%, 3/15/17(a)	500	469,185
6.25%, 6/15/37	1,000	1,106,214

		9,371,348

Total Capital Trusts — 0.5%		9,371,348

	Shares
Trust Preferred — 0.2%
Diversified Financial Services — 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,559,283

Total Preferred Securities — 0.7%		12,930,631

	Par (000)
Taxable Municipal Bonds
State of Illinois,
2.77%, 1/01/12	$5,200	5,211,752

Total Taxable Municipal Bonds — 0.3%		5,211,752

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.2%
Fannie Mae:
1.25%, 6/22/12(d)	13,100	13,224,804
1.50%, 6/26/13(d)	13,000	13,142,259
1.75%, 2/22/13(d)	10,000	10,193,930
2.38%, 7/28/15(d)	5,000	5,051,895

		41,612,888

Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI,
5.50%, 5/15/29	1,204	26,663
Series 3003, Class BI,
5.00%, 12/15/34	782	24,297
Series 3016, Class PI,
5.50%, 5/15/29	377	8,549

		59,509

Mortgage-Backed Securities — 34.8%
Fannie Mae Mortgage Backed Securities:
2.59%, 5/01/33(a)	4,878	5,083,804
2.69%, 8/01/33	3,577	3,729,213
3.26%, 1/01/35(a)	2,486	2,598,022
3.35%, 4/01/40(a)	982	1,020,236
4.00%, 8/01/39 – 7/01/40(e)	30,811	31,622,568
4.50%, 4/01/35 – 7/01/40(e)	62,541	65,433,471
5.00%, 1/01/18 – 7/01/40(e)	73,805	78,571,898
5.10%, 1/01/36(a)	2,530	2,652,289
5.50%, 9/01/19 – 1/01/40	78,569	84,743,975
6.00%, 11/01/22 – 8/01/38	38,473	42,040,412
6.50%, 7/01/32 – 7/01/40(e)	23,909	26,498,256
Freddie Mac Mortgage Backed Securities:
2.59%, 10/01/33(a)	1,928	1,985,652
3.38%, 2/01/40(a)	5,780	5,985,345
4.00%, 4/01/40 – 7/01/40(e)	19,936	20,425,530
4.50%, 8/01/20 – 7/01/40(e)	42,010	43,806,158
4.58%, 4/01/38(a)	11,473	12,114,245
5.00%, 10/01/20 – 7/01/40(e)	47,153	50,049,572
5.50%, 12/01/27 – 7/01/40(e)	25,381	27,314,653
6.00%, 12/01/28 – 7/01/40(e)	23,490	25,639,145
6.24%, 11/01/36(a)	3,498	3,699,161
6.50%, 5/01/21 – 1/01/36	5,059	5,609,897
Ginnie Mae Mortgage Backed Securities:
4.00%, 7/01/40(e)	2,000	2,032,500
4.50%, 7/15/39 – 7/01/40(e)	30,389	31,686,361
5.00%, 9/15/39 – 7/01/40(e)	34,616	36,907,396
5.50%, 6/15/34 – 7/01/40(e)	21,127	22,831,340
6.00%, 7/01/40(e)	16,000	17,435,000

		651,516,099

Total U.S. Government Sponsored Agency Securities — 37.0%		693,188,496

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	79

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bond,
6.13%, 8/15/29(f)	$700	$929,907
U.S. Treasury Note,
4.00%, 2/15/14(f)	1,350	1,480,253

Total U.S. Treasury Obligations — 0.1%		2,410,160

Total Long-Term Investments (Cost — $1,477,461,045) — 82.6%		1,548,016,934

	Shares
Short-Term Securities
Money Market Funds — 29.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28%(g)(h)(i)	540,918,664	540,918,664
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28%(g)(h)(i)	9,756,303	9,756,303

		550,674,967

Total Short-Term Securities (Cost — $550,674,967) — 29.4%		550,674,967

Total Investments (Cost — $2,028,136,012*) — 112.0%		2,098,691,901
Liabilities in Excess of Other Assets — (12.0)%		(224,136,991)

Net Assets — 100.0%		1,874,554,910

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,028,142,887

Gross unrealized appreciation	$70,549,014
Gross unrealized depreciation	—

Net unrealized appreciation	$70,549,014

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is valued in accordance with the Master Portfolio’s fair valuation policy.

(d)	All or a portion of this security is on loan.

(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation
BNP Paribas	$14,767,813	$85,313
Citigroup Global	$48,625,938	$333,125
Credit Suisse Securities LLC	$48,887,188	$460,469
Deutsche Bank Securities, Inc.	$29,709,531	$150,078
Goldman Sachs & Co.	$46,549,531	$289,531

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	337,863,503	203,055,161	[1]	—	540,918,664	$540,918,664	—	$420,321
BlackRock Cash Funds: Prime, SL Agency Shares	9,006,982	749,321	[1]	—	9,756,303	$9,756,303	—	$10,302

1	Represents net activity.

(h)	Represents the current yield as of report date.

(i)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
4,286	5-Year U.S. Treasury Notes	Chicago	September 2010	$507,254,799	$5,190,569
499	30-Year U.S. Treasury Bonds	Chicago	September 2010	63,622,500	1,412,684
393	Ultra Long U.S. Treasury Bonds	Chicago	September 2010	53,374,313	1,156,675

Total					$7,759,928

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
840	2-Year U.S. Treasury Notes	Chicago	September 2010	$(183,815,626)	$(314,956)
512	10-Year U.S. Treasury Notes	Chicago	September 2010	(62,744,000)	(1,027,373)

Total					$(1,342,329)

•	Credit default swaps on single-name issues – buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Rate	Counter- Party	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$153,202

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$194,666,985	$6,040,665	$200,707,650
Corporate Bonds	—	459,480,224	—	459,480,224
Foreign Agency Obligations	—	23,704,430	—	23,704,430
Non-Agency Mortgage-Backed Securities	—	150,383,591	—	150,383,591
Preferred Securities	—	12,930,631	—	12,930,631
Taxable Municipal Bonds	—	5,211,752	—	5,211,752
U.S. Government Sponsored Agency Securities	—	693,188,496	—	693,188,496
U.S. Treasury Obligations	—	2,410,160	—	2,410,160
Short-Term Securities:
Money Market Funds	$550,674,967	—	—	550,674,967

Total	$550,674,967	$1,541,976,269	$6,040,665	$2,098,691,901

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$153,202	—	$153,202
Interest rate contracts	$7,759,928	—	—	7,759,928
Liabilities:
Interest rate contracts	(1,342,329)	—	—	(1,342,329)

Total	$6,417,599	$153,202	—	$6,570,801

1	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Collateralized Mortgage Obligations	Mortgage- Backed Securities	Total
Assets:
Balance, as of December 31, 2009	$8,831,446	$2,595,153	$21,641,644	$33,068,243
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	90,872	13,768	(15,100)	89,540
Net change in unrealized appreciation/depreciation[2]	(9,066)	(43,878)	136,134	83,190
Purchases	3,637,145	—	—	3,637,145
Sales	(4,727,916)	(524,481)	(17,945,965)	(23,198,362)
Transfers in3	—	—	—	—
Transfers out[3]	(1,781,816)	(2,040,562)	(3,816,713)	(7,639,091)

Balance, as of June 30, 2010	$6,040,665	—	—	$6,040,665

2	Included in the related net change in unrealized appreciation/depreciation in the accompanying Statements of Operations. The change in unrealized appreciation/ depreciation on securities still held at June 30, 2010 was $(65,377).

3	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	81

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2010 (Unaudited)	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value - affiliated[1,2]	$431,722,160	$857,152,722	$893,704,098	$683,812,097	$48,901,248
Investments at value - Active Stock Master Portfolio	230,713,141	583,865,340	601,293,463	533,939,723	35,646,886
Investments at value - CoreAlpha Bond Master Portfolio	672,804,766	707,977,103	354,972,438	138,076,376	724,228
Contributions receivable from investors	—	4,116,768	7,087,764	9,505,208	677,005
Investments sold receivable	—	—	—	2,083,244	—
Securities lending income receivable	32,181	71,540	72,305	59,174	3,407
Interest receivable	15	76	66	57	3
Receivable from investment advisor	—	—	—	—	3,266

Total assets	1,335,272,263	2,153,183,549	1,857,130,134	1,367,475,879	85,956,043

Liabilities
Collateral at value - securities loaned	81,693,455	168,045,018	269,352,149	162,615,061	14,721,125
Investments purchased payable	—	8,081,731	8,320,933	9,701,894	1,095,327
Investment advisory fees payable	14,482	18,770	9,397	3,011	—
Professional fees payable	6,911	7,213	7,043	6,833	6,358

Total liabilities	81,714,848	176,152,732	277,689,522	172,326,799	15,822,810

Net Assets	$1,253,557,415	$1,977,030,817	$1,579,440,612	$1,195,149,080	$70,133,233

Net Assets Consist of
Investors’ capital	$1,222,098,329	$1,995,314,751	$1,628,360,913	$1,257,295,559	$74,542,079
Net unrealized appreciation/depreciation	31,459,086	(18,283,934)	(48,920,301)	(62,146,479)	(4,408,846)

Net Assets	$1,253,557,415	$1,977,030,817	$1,579,440,612	$1,195,149,080	$70,133,233

[1] Investments at cost - affiliated	$416,960,542	$861,959,072	$911,443,236	$710,722,377	$49,303,687

[2] Securities loaned at value	$79,826,282	$163,660,636	$262,963,991	$158,970,626	$14,383,707

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Assets and Liabilities (concluded)	Master Investment Portfolio

June 30, 2010 (Unaudited)	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Assets
Investments at value - unaffiliated[1,2]	$1,943,751,095	$1,548,016,934
Investments at value - affiliated[3]	268,975,580	550,674,967
Investments sold receivable	11,510,010	2,231,102
Dividends receivable	2,048,324	—
Credit default swaps at fair value[4]	—	153,202
Securities lending income receivable	49,136	97,769
Interest receivable	351	10,713,924
Margin variation receivable	—	195,783
Collateral for open futures contracts	—	4,510,000

Total assets	2,226,334,496	2,116,593,681

Liabilities
Collateral at value - securities loaned	223,798,367	50,344,400
Investments purchased payable	16,209,602	190,826,396
Margin variation payable	362,989	—
Due to broker - swaps collateral	—	330,010
Investment advisory fees payable	337,536	382,464
Administration fees payable	156,270	140,926
Professional fees payable	11,179	14,575

Total liabilities	240,875,943	242,038,771

Net Assets	$1,985,458,553	$1,874,554,910

Net Assets Consist of
Investors’ capital	$2,129,767,026	$1,797,477,513
Net unrealized appreciation/depreciation	(144,308,473)	77,077,397

Net Assets	$1,985,458,553	$1,874,554,910

[1] Investments at cost - unaffiliated	$2,086,975,959	$1,477,461,045

[2] Securities loaned at value	$217,395,807	$49,437,297

[3] Investments at cost - affiliated	$268,975,580	$550,674,967

[4] Includes premiums paid in the amount of $65,210 for the CoreAlpha Bond Master Portfolio.
See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	83

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2010 (Unaudited)	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends - affiliated	$3,954,768	$8,721,205	$8,543,325	$7,363,723	$464,412
Securities lending - affiliated	157,351	349,627	348,787	311,300	13,166
Income - affiliated	3,047	5,701	4,946	3,934	577
Net investment income allocated from the Active Stock Master and CoreAlpha Bond Master:
Dividends	1,908,330	4,792,652	4,912,569	4,497,567	247,725
Interest	12,367,285	12,927,459	6,592,125	2,662,471	16,735
Expenses	(1,484,991)	(2,053,917)	(1,490,320)	(1,052,821)	(45,737)

Total income	16,905,790	24,742,727	18,911,432	13,786,174	696,878

Expenses
Investment advisory	2,151,235	3,380,839	2,729,322	2,125,520	103,697
Professional	7,798	9,580	8,950	8,301	6,359
Independent Trustees	17,368	24,863	20,845	17,282	4,629

Total expenses	2,176,401	3,415,282	2,759,117	2,151,103	114,685
Less fees waived by advisor	(2,031,555)	(3,233,890)	(2,641,787)	(2,077,699)	(111,534)

Total expenses after fees waived	144,846	181,392	117,330	73,404	3,151

Net investment income	16,760,944	24,561,335	18,794,102	13,712,770	693,727

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	16,455	47,729	17,788	24,649	—
Investments - affiliated	(1,316,938)	(2,734,615)	(2,987,113)	(5,710,795)	497,520
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	22,631,129	42,762,488	38,573,377	32,842,729	1,572,205

	21,330,646	40,075,602	35,604,052	27,156,583	2,069,725

Net change in unrealized appreciation/depreciation on:
Investments - affiliated	(16,034,326)	(46,433,665)	(51,397,234)	(44,404,508)	(3,786,204)
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	(25,461,189)	(86,046,061)	(96,480,288)	(91,412,699)	(5,737,258)

	(41,495,515)	(132,479,726)	(147,877,522)	(135,817,207)	(9,523,462)

Total realized and unrealized loss	(20,164,869)	(92,404,124)	(112,273,470)	(108,660,624)	(7,453,737)

Net Decrease in Net Assets Resulting from Operations	$(3,403,925)	$(67,842,789)	$(93,479,368)	$(94,947,854)	$(6,760,010)

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Operations (concluded)	Master Investment Portfolio

Six Months Ended June 30, 2010 (Unaudited)	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Investment Income
Dividends	$16,358,843	$—
Securities lending - affiliated	301,236	53,163
Income - affiliated	46,888	377,460
Interest	2,134	33,785,237

Total income	16,709,101	34,215,860

Expenses
Investment advisory	2,473,447	2,256,892
Administration	989,379	902,757
Professional	13,605	16,766
Independent Trustees	25,578	23,084

Total expenses excluding interest expense	3,502,009	3,199,499
Interest expense	—	41

Total expenses	3,502,009	3,199,540
Less fees waived by advisor	(533,873)	(39,851)

Total expenses after fees waived	2,968,136	3,159,689

Net investment income	13,740,965	31,056,171

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	112,733,114	15,934,744
Financial futures contracts	(922,945)	10,865,169
Swaps	—	(228,148)

	111,810,169	26,571,765

Net change in unrealized appreciation/depreciation on:
Investments	(340,702,805)	26,319,095
Financial futures contracts	(1,316,697)	10,233,376
Swaps	—	329,501

	(342,019,502)	36,881,972

Total realized and unrealized gain (loss)	(230,209,333)	63,453,737

Net Increase (Decrease) in Net Assets Resulting from Operations	$(216,468,368)	$94,509,908

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	85

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$16,760,944	$13,421,748	$24,561,335	$44,752,714
Net realized gain (loss)	21,330,646	(10,743,532)	40,075,602	(119,564,329)
Net change in unrealized appreciation/depreciation	(41,495,515)	104,466,686	(132,479,726)	385,023,597

Net increase (decrease) in net assets resulting from operations	(3,403,925)	107,144,902	(67,842,789)	310,211,982

Capital Transactions
Proceeds from contributions	133,697,230	155,214,316	286,141,685	450,201,397
Proceeds from contributions in connection with the acquisition	—	746,169,381	—	—
Fair value of withdrawals	(42,042,730)	(96,825,377)	(20,940,900)	(226,411,370)

Net increase in net assets derived from capital transactions	91,654,500	804,558,320	265,200,785	223,790,027

Net Assets
Total increase in net assets	88,250,575	911,703,222	197,357,996	534,002,009
Beginning of period	1,165,306,840	253,603,618	1,779,672,821	1,245,670,812

End of period	$1,253,557,415	$1,165,306,840	$1,977,030,817	$1,779,672,821

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$18,794,102	$33,402,964	$13,712,770	$24,752,335
Net realized gain (loss)	35,604,052	(121,326,632)	27,156,583	(102,916,876)
Net change in unrealized appreciation/depreciation	(147,877,522)	369,368,469	(135,817,207)	320,052,420

Net increase (decrease) in net assets resulting from operations	(93,479,368)	281,444,801	(94,947,854)	241,887,879

Capital Transactions
Proceeds from contributions	256,239,963	367,341,745	172,768,515	303,439,581
Fair value of withdrawals	(16,576,302)	(167,711,261)	(16,346,267)	(132,192,111)

Net increase in net assets derived from capital transactions	239,663,661	199,630,484	156,422,248	171,247,470

Net Assets
Total increase in net assets	146,184,293	481,075,285	61,474,394	413,135,349
Beginning of period	1,433,256,319	952,181,034	1,133,674,686	720,539,337

End of period	$1,579,440,612	$1,433,256,319	$1,195,149,080	$1,133,674,686

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Changes in Net Assets (concluded)	Master Investment Portfolio

	LifePath 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$693,727	$564,575
Net realized gain (loss)	2,069,725	(154,589)
Net change in unrealized appreciation/depreciation	(9,523,462)	6,477,740

Net increase (decrease) in net assets resulting from operations	(6,760,010)	6,887,726

Capital Transactions
Proceeds from contributions	38,686,057	29,450,394
Fair value of withdrawals	(1,957,259)	(3,068,975)

Net increase in net assets derived from capital transactions	36,728,798	26,381,419

Net Assets
Total increase in net assets	29,968,788	33,269,145
Beginning of period	40,164,445	6,895,300

End of period	$70,133,233	$40,164,445

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$13,740,965	$29,029,926	$31,056,171	$56,984,530
Net realized gain (loss)	111,810,169	(262,530,568)	26,571,765	32,127,681
Net change in unrealized appreciation/depreciation	(342,019,502)	594,321,112	36,881,972	55,139,780

Net increase (decrease) in net assets resulting from operations	(216,468,368)	360,820,470	94,509,908	144,251,991

Capital Transactions
Proceeds from contributions	413,070,787	545,050,021	361,507,979	1,003,192,608
Fair value of withdrawals	(49,596,980)	(318,404,191)	(215,423,087)	(629,387,020)

Net increase in net assets derived from capital transactions	363,473,807	226,645,830	146,084,892	373,805,588

Net Assets
Total increase in net assets	147,005,439	587,466,300	240,594,800	518,057,579
Beginning of period	1,838,453,114	1,250,986,814	1,633,960,110	1,115,902,531

End of period	$1,985,458,553	$1,838,453,114	$1,874,554,910	$1,633,960,110

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	87

Financial Highlights	Master Investment Portfolio

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	(0.16)%[1]	18.75%	(14.54)%	5.00%	9.30%	4.82%

Ratios to Average Net Assets
Total expenses[2]	0.61%[3]	0.59%	0.61%	0.61%	0.61%	0.65%

Total expenses after fees waived[2]	0.27%[3]	0.26%	0.27%	0.27%	0.28%	0.31%

Net investment income[4]	2.73%[3]	3.61%	3.81%	3.87%	3.80%	3.24%

Supplemental Data
Net assets, end of period (000)	$1,253,557	$1,165,307	$253,604	$331,733	$260,279	$230,665

Portfolio turnover	1%	6%[5]	11%	6%	10%	11%

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	(3.06)%[1]	23.21%	(24.92)%	3.84%	13.51%	7.04%

Ratios to Average Net Assets
Total expenses[2]	0.58%[3]	0.58%	0.57%	0.58%	0.58%	0.62%

Total expenses after fees waived[2]	0.23%[3]	0.23%	0.23%	0.25%	0.25%	0.28%

Net investment income[4]	2.54%[3]	3.15%	3.18%	3.01%	2.91%	2.53%

Supplemental Data
Net assets, end of period (000)	$1,977,031	$1,779,673	$1,245,671	$1,827,888	$1,391,153	$1,065,090

Portfolio turnover	0%	6%	13%	7%	16%	17%

1	Aggregate total investment return.

2	Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

3	Annualized.

4	Includes the Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.

5	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	(5.28)%[1]	26.27%	(30.53)%	3.14%	15.62%	8.13%

Ratios to Average Net Assets
Total expenses[2]	0.57%[3]	0.56%	0.55%	0.57%	0.57%	0.60%

Total expenses after fees waived[2]	0.21%[3]	0.20%	0.21%	0.23%	0.24%	0.26%

Net investment income[4]	2.41%[3]	2.97%	2.82%	2.57%	2.49%	2.22%

Supplemental Data
Net assets, end of period (000)	$1,579,441	$1,433,256	$952,181	$1,393,178	$988,640	$676,745

Portfolio turnover	1%	7%	13%	7%	22%	24%

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	(7.11)%[1]	28.58%	(34.90)%	2.53%	17.47%	8.74%

Ratios to Average Net Assets
Total expenses[2]	0.55%[3]	0.55%	0.53%	0.56%	0.56%	0.59%

Total expenses after fees waived[2]	0.19%[3]	0.18%	0.19%	0.22%	0.23%	0.26%

Net investment income[4]	2.26%[3]	2.82%	2.52%	2.20%	2.17%	1.96%

Supplemental Data
Net assets, end of period (000)	$1,195,149	$1,133,675	$720,539	$1,022,941	$708,267	$435,930

Portfolio turnover	1%	6%	14%	8%	29%	38%

1	Aggregate total investment return.

2	Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

3	Annualized.

4	Includes the Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	89

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period June 30, 2008[1] to December 31, 2008
Total Investment Return
Total investment return	(8.63)%[2]	30.85%	(31.93)%[2]

Ratios to Average Net Assets
Total expenses[3]	0.57%[4]	0.59%	1.11%[4]

Total expenses after fees waived[3]	0.17%[4]	0.16%	0.17%[4]

Net investment income[5]	2.34%[4]	2.84%	3.05%[4]

Supplemental Data
Net assets, end of period (000)	$70,133	$40,164	$6,895

Portfolio turnover	3%	12%	0%[6]

1	Commencement of operations.

2	Aggregate total investment return.

3	Includes the LifePath Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

4	Annualized.

5	Includes the LifePath Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.

6	Rounds to less than 1%.

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (concluded)	Master Investment Portfolio

	Active Stock Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	(9.86)%[1]	24.86%	(36.65)%	0.58%	15.65%	8.79%

Ratios to Average Net Assets
Total expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.30%[2]	0.30%	0.32%	0.34%	0.35%	0.35%

Net investment income	1.39%[2]	1.99%	1.96%	1.70%	1.64%	1.50%

Supplemental Data
Net assets, end of period (000)	$1,985,459	$1,838,453	$1,250,987	$2,085,214	$1,561,940	$1,188,212

Portfolio turnover	79%	149%	98%	80%	65%	54%

	CoreAlpha Bond Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	5.34%[1]	11.67%	3.62%	5.10%	4.36%	1.98%

Ratios to Average Net Assets
Total expenses	0.35%[2]	0.35%	0.36%	0.36%	0.36%	0.35%

Total expenses after fees waived	0.35%[2]	0.35%	0.36%	0.35%	0.35%	0.35%

Net investment income	3.44%[2]	4.33%	4.47%	5.18%	5.11%	4.19%

Supplemental Data
Net assets, end of period (000)	$1,874,555	$1,633,960	$1,115,903	$1,479,888	$1,082,468	$1,085,582

Portfolio turnover[3]	142%[4]	278%[5]	351%	466%	301%	270%

1	Aggregate total investment return.

2	Annualized.

3	Portfolio turnover rates include TBA transactions, if any.

4	Excluding TBA transactions, the portfolio turnover rate would have been 83%.

5	Excluding TBA transactions, the portfolio turnover rate would have been 199%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	91

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to seven series of MIP: LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2010, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement Master Portfolio	11.62%	35.89%
LifePath 2020 Master Portfolio	29.41%	37.76%
LifePath 2030 Master Portfolio	30.28%	18.94%
LifePath 2040 Master Portfolio	26.89%	7.37%
LifePath 2050 Master Portfolio	1.80%	0.04%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ policy is to fair value their financial instruments at market value using independent dealers or pricing services in accordance with a valuation policy and/or procedures approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that BFA deems relevant. The pricing of Fair Value Assets is subsequently reported to the Board.

92	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

Asset-Backed and Mortgage-Backed Securities: CoreAlpha Bond Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

CoreAlpha Bond Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: CoreAlpha Bond Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-back securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolios may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

TBA Commitments: CoreAlpha Bond Master Portfolio may enter into TBA commitments pursuant to which it agrees to purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for the mortgage-backed security. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA transactions with the intent to take possession of or deliver out the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.

BLACKROCK FUNDS III	JUNE 30, 2010	93

Notes to Financial Statements (continued)	Master Investment Portfolio

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., TBAs beyond normal settlement, swaps and financial futures contracts), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of a Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

Each Master Portfolio engages in various portfolio investment strategies using derivatives contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and interest rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Each Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Master Portfolio. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

94	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

A Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows each Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to a Master Portfolio from its counterparty are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolios purchase or sell financial futures contracts to gain exposure to, or economically hedge against changes in interest rates (interest rate risk) or in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The CoreAlpha Bond Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – CoreAlpha Bond Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

BLACKROCK FUNDS III	JUNE 30, 2010	95

Notes to Financial Statements (continued)	Master Investment Portfolio

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of June 30, 2010
Asset Derivatives

	Statements of Assets and Liabilities Location	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	$7,759,928
Credit contracts	Credit default swaps at fair value	153,202

Total		$7,913,130

Liability Derivatives

	Statements of Assets and Liabilities Location	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	—	$(1,342,329)
Equity contracts	Net unrealized appreciation/depreciation*	$(1,083,609)	—

Total		$(1,083,609)	$(1,342,329)

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended June 30, 2010

	Net Realized Gain (Loss) from
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	—	$10,865,169
Credit contracts:
Swaps	—	(228,148)
Equity contracts:
Financial futures contracts	$(922,945)	—

Total	$(922,945)	$10,637,021

	Net Change in Unrealized Appreciation/Depreciation on
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	—	$10,233,376
Credit contracts:
Swaps	—	329,501
Equity contracts:
Financial futures contracts	$(1,316,697)	—

Total	$(1,316,697)	$10,562,877

96	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Financial futures contracts:
Average number of contracts purchased	963	4,174
Average number of contracts sold	—	1,176
Average notional value of contracts purchased	$52,180,590	$495,056,822
Average notional value of contracts sold	—	$231,647,900
Credit default swaps:
Average number of contracts — buy protection		1
Average number of contracts — sell protection		1
Average notional value — buy protection		$4,000,000
Average notional value — sell protection		$750,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolios. BFA is entitled to receive an annual investment advisory fee of 0.35% of the average daily net assets of each of the LifePath Master Portfolios and 0.25% of the average daily net assets of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, as compensation for investment advisory services.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

BFA contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an investment advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BTC is entitled to receive a monthly fee for administration services from the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio at an annual rate of 0.10% of their respective average daily net assets. BFA has agreed to bear all costs of each of these Master Portfolios, excluding brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses which are borne by each of these Master Portfolios.

BTC voluntarily waived a portion of its administration fees paid by the Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% of the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. With respect to the independent expenses discussed above, BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash

BLACKROCK FUNDS III	JUNE 30, 2010	97

Notes to Financial Statements (concluded)	Master Investment Portfolio

collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities as securities loaned and collateral at value — securities loaned, respectively. The cash collateral invested by BTC is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending — affiliated in the Statements of Operations. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2010, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$40,119,934	$6,356,398
LifePath 2020 Master Portfolio	$108,231,926	$8,735,079
LifePath 2030 Master Portfolio	$101,734,678	$9,592,999
LifePath 2040 Master Portfolio	$75,644,177	$16,415,463
LifePath 2050 Master Portfolio	$18,869,209	$1,956,527
Active Stock Master Portfolio	$1,919,371,563	$1,521,708,514
CoreAlpha Bond Master Portfolio	$1,409,371,098	$1,567,025,234

Purchases and sales of US government securities for the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2010 were $995,954,594 and $954,993,884, respectively.

5. Concentration, Market and Credit Risk:

CoreAlpha Bond Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

98	BLACKROCK FUNDS III	JUNE 30, 2010

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Anne Ackerley, President and Chief Executive Officer

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP

San Francisco, CA 94111

Address of the Funds

c/o BlackRock Investments, LLC

40 East 52nd Street

New York, NY 10022

BLACKROCK FUNDS III	JUNE 30, 2010	99

Additional Information

General Information

Availability of Quarterly Portfolio Schedule of Investments

Each Portfolio/Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Portfolio’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Portfolio/ Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Portfolio/Master Portfolio voted proxies relating to securities held in the Portfolio’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

100	BLACKROCK FUNDS III	JUNE 30, 2010

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the LifePath Portfolios unless accompanied or preceded by that LifePath Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LIFEPATH-6/10

BlackRock Funds III
SEMI-ANNUAL REPORT JUNE 30, 2010 | (UNAUDITED)

BlackRock Cash Funds: Government

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK FUNDS III	JUNE 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe and mixed economic data that have raised concerns over the possibility that some economies could slide back into recession. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world. Regarding the US economy, we believe it is unlikely that the United States will experience a “double dip” recession, although we acknowledge that subpar growth is likely to persist for some time.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated – primarily as a result of uneven economic data and lingering deflation issues (especially in Europe). As the period drew to a close, equity markets had endured a significant correction that drove stock prices into negative territory on a year-to-date basis in almost every market. Over a 12-month basis, however, global equities posted positive returns thanks to improving corporate revenues and profits and a reasonably strong macro backdrop. From a geographic perspective, US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outperformed large caps.

In fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, however, Treasury yields fell sharply as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. As a result, US Treasuries became one of the world’s best-performing asset classes on a six-month basis. High yield bonds have also continued to perform well, thanks in large part to ongoing high levels of investor demand. Meanwhile, municipal bonds performed in-line with their taxable counterparts on a 12-month basis, but slightly underperformed over the last six months as investors rotated to the relative safety of Treasuries.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of June 30, 2010	6-month	12-month
US equities (S&P 500 Index)	(6.65)%	14.43%
Small cap US equities (Russell 2000 Index)	(1.95)	21.48
International equities (MSCI Europe, Australasia, Far East Index)	(13.23)	5.92
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	9.36	8.20
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.33	9.50
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.31	9.61
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.45	26.66

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Yield Information as of June 30, 2010	BlackRock Funds III

BlackRock Cash Funds: Government

	7-Day SEC Yield	7-Day Yield
Institutional	0.04%	0.04%
Select	0.00%	0.00%
Trust	0.00%	0.00%

BlackRock Cash Funds: Institutional

	7-Day SEC Yield	7-Day Yield
Aon Captives	0.15%	0.15%
Capital	0.23%	0.23%
Institutional	0.25%	0.25%
Select	0.17%	0.17%
SL Agency	0.27%	0.27%
Trust	0.00%	0.00%

BlackRock Cash Funds: Prime

	7-Day SEC Yield	7-Day Yield
Capital	0.23%	0.23%
Institutional	0.25%	0.25%
Premium	0.20%	0.20%
Select	0.17%	0.17%
SL Agency	0.28%	0.28%
Trust	0.00%	0.00%

BlackRock Cash Funds: Treasury

	7-Day SEC Yield	7-Day Yield
Capital	0.03%	0.03%
Institutional	0.05%	0.05%
Premium	0.00%	0.00%
Select	0.00%	0.00%
SL Agency	0.07%	0.07%
Trust	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

4	BLACKROCK FUNDS III	JUNE 30, 2010

Disclosure of Expenses	BlackRock Funds III

Shareholders of each Fund may incur operating expenses, including advisory fees, distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on January 1, 2010 and held through June 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Cash Funds: Government
Institutional	$1,000.00	$1,000.40	$0.45	$1,000.00	$1,024.30	$0.45	0.09%
Select	$1,000.00	$1,000.20	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Trust	$1,000.00	$1,000.20	$0.55	$1,000.00	$1,024.20	$0.55	0.11%
BlackRock Cash Funds: Institutional
Aon Captives	$1,000.00	$1,000.40	$1.09	$1,000.00	$1,023.70	$1.10	0.22%
Capital	$1,000.00	$1,000.80	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Institutional	$1,000.00	$1,000.90	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
Select	$1,000.00	$1,000.50	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
SL Agency	$1,000.00	$1,001.00	$0.45	$1,000.00	$1,024.30	$0.45	0.09%
Trust	$1,000.00	$1,000.10	$1.39	$1,000.00	$1,023.40	$1.40	0.28%
BlackRock Cash Funds: Prime
Capital	$1,000.00	$1,000.70	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Institutional	$1,000.00	$1,000.80	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
Premium	$1,000.00	$1,000.50	$0.84	$1,000.00	$1,024.00	$0.85	0.17%
Select	$1,000.00	$1,000.40	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
SL Agency	$1,000.00	$1,001.00	$0.45	$1,000.00	$1,024.30	$0.45	0.09%
Trust	$1,000.00	$1,000.10	$1.24	$1,000.00	$1,023.90	$1.25	0.25%
BlackRock Cash Funds: Treasury
Capital	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.30	$0.45	0.09%
Institutional	$1,000.00	$1,000.40	$0.45	$1,000.00	$1,024.30	$0.45	0.09%
Premium	$1,000.00	$1,000.20	$0.55	$1,000.00	$1,024.20	$0.55	0.11%
Select	$1,000.00	$1,000.20	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
SL Agency	$1,000.00	$1,000.50	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Trust	$1,000.00	$1,000.20	$0.60	$1,000.00	$1,024.20	$0.60	0.12%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS III	JUNE 30, 2010	5

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2010 (Unaudited)	BlackRock Cash Funds: Government	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury
Assets
Investments at value - from the applicable Master Portfolio	$26,543,228	$13,789,642,520	$9,951,849,389	$5,665,523,213

Total assets	26,543,228	13,789,642,520	9,951,849,389	5,665,523,213

Liabilities
Income dividends payable	333	2,451,479	1,783,848	419,321
Professional fees payable	5,342	5,433	5,433	5,433
Administration fees payable	3,119	266,558	352,785	97,803
Distribution fees payable - Aon Captives	—	16,093	—	—

Total liabilities	8,794	2,739,563	2,142,066	522,557

Net Assets	$26,534,434	$13,786,902,957	$9,949,707,323	$5,665,000,656

Net Assets Consist of
Paid-in capital	$26,531,481	$13,785,546,853	$9,953,420,144	$5,664,965,380
Accumulated net realized gain (loss)	2,953	1,356,104	(3,712,821)	35,276

Net Assets	$26,534,434	$13,786,902,957	$9,949,707,323	$5,665,000,656

[1] Investments at cost	$26,543,228	$13,789,642,520	$9,951,849,389	$5,665,523,213

Net Asset Value
Aon Captives
Net assets	—	$65,111,832	—	—

Shares outstanding[1]	—	65,110,712	—	—

Net asset value	—	$1.00	—	—

Capital
Net assets	—	$84,831,870	$406,655,267	$35,050,121

Shares outstanding[1]	—	84,823,354	406,642,760	35,049,613

Net asset value	—	$1.00	$1.00	$1.00

Institutional
Net assets	$4,054,051	$481,835,253	$3,308,756,650	$111,727,587

Shares outstanding[1]	4,051,677	481,681,699	3,311,865,593	111,727,439

Net asset value	$1.00	$1.00	$1.00	$1.00

Premium
Net assets	—	—	$1,205,397,423	$3,208

Shares outstanding[1]	—	—	1,206,791,614	3,208

Net asset value	—	—	$1.00	$1.00

Select
Net assets	$16,809,079	$20,384,362	$81,846,672	$324,518

Shares outstanding[1]	16,808,625	20,384,421	81,830,673	324,392

Net asset value	$1.00	$1.00	$1.00	$1.00

SL Agency
Net assets	—	$13,122,201,990	$4,897,593,941	$5,451,704,670

Shares outstanding[1]	—	13,122,338,777	4,896,950,107	5,451,671,062

Net asset value	—	$1.00	$1.00	$1.00

Trust
Net assets	$5,671,304	$12,537,650	$49,457,370	$66,190,552

Shares outstanding[1]	5,671,179	12,538,676	49,447,774	66,189,668

Net asset value	$1.00	$1.00	$1.00	$1.00

1	No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

6	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Operations	BlackRock Funds III

Six Months Ended June 30, 2010 (Unaudited)	BlackRock Cash Funds: Government	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Income	$179,316	$26,005,273	$14,866,077	$3,706,371
Expenses	(21,673)	(6,225,907)	(3,763,972)	(1,008,062)

Total income	157,643	19,779,366	11,102,105	2,698,309

Expenses
Administration	75,428	1,998,893	2,518,512	567,178
Distribution - Aon Captives	—	32,928	—	—
Professional	6,446	39,894	26,441	10,285

Total expenses	81,874	2,071,715	2,544,953	577,463
Less fees waived by administrator	(37,883)	(58,415)	(93,447)	(98,094)

Total expenses after fees waived	43,991	2,013,300	2,451,506	479,369

Net investment income	113,652	17,766,066	8,650,599	2,218,940

Realized Gain Allocated from the Master Portfolios
Net realized gain from investments	2,953	604,477	597,179	8,674

Net Increase in Net Assets Resulting from Operations	$116,605	$18,370,543	$9,247,778	$2,227,614

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	7

Statements of Changes in Net Assets	BlackRock Funds III

	BlackRock Cash Funds: Government		BlackRock Cash Funds: Institutional
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$113,652	$794,293	$17,766,066	$105,060,433
Net realized gain	2,953	—	604,477	754,970

Net increase in net assets resulting from operations	116,605	794,293	18,370,543	105,815,403

Dividends and Distributions to Shareholders From
Net investment income:
Aon Captives	—	—	(24,822)	(306,830)
Capital	—	(537)	(165,657)	(613,972)
Institutional	(16,222)	(193,664)	(490,769)	(26,948,452)
Premium	—	(8,251)	(23,255)	(3,835,175)
Select	(6,577)	(50,455)	(11,267)	(330,692)
SL Agency	(88,963)	(530,115)	(17,048,969)	(72,875,346)
Trust	(1,890)	(11,271)	(1,327)	(158,479)
Net realized gain:
Aon Captives	—	—	—	(217)
Capital	—	—	—	(456)
Institutional	—	—	—	(8,626)
Premium	—	—	—	(1,987)
Select	—	—	—	(144)
SL Agency	—	—	—	(52,227)
Trust	—	—	—	(175)

Decrease in net assets resulting from dividends and distributions to shareholders	(113,652)	(794,293)	(17,766,066)	(105,132,778)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(629,852,721)	(1,061,321,081)	(6,510,175,288)	(1,132,583,000)

Net Assets
Total decrease in net assets	(629,849,768)	(1,061,321,081)	(6,509,570,811)	(1,131,900,375)
Beginning of period	656,384,202	1,717,705,283	20,296,473,768	21,428,374,143

End of period	$26,534,434	$656,384,202	$13,786,902,957	$20,296,473,768

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	BlackRock Cash Funds: Prime		BlackRock Cash Funds: Treasury
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$8,650,599	$48,087,608	$2,218,940	$2,304,187
Net realized gain	597,179	950,463	8,674	26,602

Net increase in net assets resulting from operations	9,247,778	49,038,071	2,227,614	2,330,789

Dividends to Shareholders From
Net investment income:
Capital	(323,128)	(974,656)	(16,450)	(39,674)
Institutional	(2,465,381)	(18,329,064)	(31,842)	(140,275)
Premium	(893,910)	(10,708,861)	(625)	(19,056)
Select	(33,158)	(474,570)	(670)	(7,807)
SL Agency	(4,928,939)	(17,529,063)	(2,159,277)	(2,038,221)
Trust	(6,083)	(82,138)	(10,076)	(59,154)

Decrease in net assets resulting from dividends and distributions to shareholders	(8,650,599)	(48,098,352)	(2,218,940)	(2,304,187)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,586,983,150)	(3,955,376,512)	1,530,514,590	2,599,720,888

Net Assets
Total increase (decrease) in net assets	(1,586,385,971)	(3,954,436,793)	1,530,523,264	2,599,747,490
Beginning of period	11,536,093,294	15,490,530,087	4,134,477,392	1,534,729,902

End of period	$9,949,707,323	$11,536,093,294	$5,665,000,656	$4,134,477,392

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	9

Financial Highlights	BlackRock Cash Funds: Government

	Institutional
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0009	0.0200	0.0500	0.0492	0.0300
Dividends from net investment income	(0.0004)	(0.0009)	(0.0200)	(0.0500)	(0.0492)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	0.09%	1.96%	5.15%	5.04%	3.28%

Ratios to Average Net Assets[2]
Total expenses	0.18%[3]	0.15%	0.16%	0.18%	0.16%	0.12%

Total expenses after fees waived	0.09%[3]	0.08%	0.10%	0.12%	0.12%	0.03%

Net investment income	0.08%[3]	0.11%	0.29%	4.67%	4.75%	3.04%

Supplemental Data
Net assets, end of period (000)	$4,054	$10,496	$1,594,728	$3,031	$395	$169,200

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Government

	Select
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0008	0.0200	0.0500	0.0483	0.0300
Dividends from net investment income	(0.0002)	(0.0008)	(0.0200)	(0.0500)	(0.0483)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.08%	1.89%	5.06%	4.94%	3.18%

Ratios to Average Net Assets[2]
Total expenses	0.28%[3]	0.25%	0.23%	0.28%	0.26%	0.22%

Total expenses after fees waived	0.10%[3]	0.09%	0.07%	0.20%	0.21%	0.13%

Net investment income	0.04%[3]	0.08%	0.82%	5.03%	4.84%	3.90%

Supplemental Data
Net assets, end of period (000)	$16,809	$69,139	$81,424	$14,269	$42,683	$40,712

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	11

Financial Highlights (concluded)	BlackRock Cash Funds: Government

	Trust
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0008	0.0200	0.0500	0.0459	0.0300
Dividends from net investment income	(0.0002)	(0.0008)	(0.0200)	(0.0500)	(0.0459)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.08%	1.69%	4.80%	4.69%	2.94%

Ratios to Average Net Assets[2]
Total expenses	0.51%[3]	0.48%	0.47%	0.51%	0.49%	0.45%

Total expenses after fees waived	0.11%[3]	0.09%	0.07%	0.45%	0.45%	0.36%

Net investment income	0.04%[3]	0.08%	0.16%	4.78%	4.60%	2.91%

Supplemental Data
Net assets, end of period (000)	$5,671	$13,462	$12,380	$50	$108	$103

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	BlackRock Cash Funds: Institutional

	Aon Captives
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0033	0.0300	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0004)	(0.0033)	(0.0300)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	0.33%	2.74%	5.26%	5.00%	3.19%

Ratios to Average Net Assets[2]
Total expenses	0.25%[3]	0.25%	0.26%	0.26%	0.23%	0.22%

Total expenses after fees waived	0.22%[3]	0.22%	0.23%	0.21%	0.19%	0.15%

Net investment income	0.08%[3]	0.35%	2.67%	5.12%	4.86%	3.07%

Supplemental Data
Net assets, end of period (000)	$65,112	$72,949	$97,273	$90,192	$69,083	$77,899

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	13

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Capital
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period from February 28, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0041	0.0200
Dividends from net investment income	(0.0008)	(0.0041)	(0.0200)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.08%[2]	0.41%	2.14%[2]

Ratios to Average Net Assets[3]
Total expenses	0.17%[4]	0.17%	0.19%[4]

Total expenses after fees waived	0.14%[4]	0.14%	0.14%[4]

Net investment income	0.15%[4]	0.33%	2.57%[4]

Supplemental Data
Net assets, end of period (000)	$84,832	$277,382	$101

1	Commencement of operations.

2	Aggregate total investment return.

3	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

4	Annualized.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Institutional
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0043	0.0300	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0009)	(0.0043)	(0.0300)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.09%[1]	0.43%	2.85%	5.36%	5.11%	3.29%

Ratios to Average Net Assets[2]
Total expenses	0.15%[3]	0.15%	0.15%	0.16%	0.14%	0.12%

Total expenses after fees waived	0.12%[3]	0.12%	0.12%	0.11%	0.10%	0.05%

Net investment income	0.17%[3]	0.78%	2.65%	5.25%	4.97%	3.26%

Supplemental Data
Net assets, end of period (000)	$481,835	$973,221	$20,223,437	$6,653,737	$4,198,724	$3,485,876

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	15

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Select
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0035	0.0300	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0005)	(0.0035)	(0.0300)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.05%[1]	0.35%	2.76%	5.26%	5.00%	3.19%

Ratios to Average Net Assets[2]
Total expenses	0.25%[3]	0.23%	0.28%	0.25%	0.23%	0.22%

Total expenses after fees waived	0.20%[3]	0.20%	0.23%	0.20%	0.19%	0.15%

Net investment income	0.09%[3]	0.57%	2.05%	5.11%	4.55%	3.50%

Supplemental Data
Net assets, end of period (000)	$20,384	$23,204	$10,014	$4,807	$1,229	$24,940

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	SL Agency
	Six Months Ended June 30, 2010 (Unaudited)	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0010	0.0035
Dividends from net investment income	(0.0010)	(0.0035)

Net asset value, end of period	$1.00	$1.00

Total Investment Return
Based on net asset value	0.10%[2]	0.36%[2]

Ratios to Average Net Assets[3,4]
Total expenses	0.12%	0.12%

Total expenses after fees waived	0.09%	0.09%

Net investment income	0.20%	0.38%

Supplemental Data
Net assets, end of period (000)	$13,122,202	$18,832,492

1	Commencement of operations.

2	Aggregate total investment return.

3	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

4	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	17

Financial Highlights (concluded)	BlackRock Cash Funds: Institutional

	Trust
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0018	0.0200	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0001)	(0.0018)	(0.0200)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.01%[1]	0.18%	2.51%	5.01%	4.76%	2.96%

Ratios to Average Net Assets[2]
Total expenses	0.48%[3]	0.48%	0.49%	0.48%	0.47%	0.45%

Total expenses after fees waived	0.28%[3]	0.40%	0.46%	0.43%	0.43%	0.38%

Net investment income	0.01%[3]	0.22%	2.50%	4.93%	4.95%	2.92%

Supplemental Data
Net assets, end of period (000)	$12,538	$19,713	$76,334	$85,774	$197,480	$103

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	BlackRock Cash Funds: Prime

	Capital
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period from February 28, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0030	0.0200
Dividends from net investment income	(0.0007)	(0.0030)	(0.0200)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.07%[2]	0.30%	2.13%[2]

Ratios to Average Net Assets[3]
Total expenses	0.17%[4]	0.19%	0.21%[4]

Total expenses after fees waived	0.14%[4]	0.16%	0.15%[4]

Net investment income	0.13%[4]	0.27%	2.23%[4]

Supplemental Data
Net assets, end of period (000)	$406,655	$673,375	$226,487

1	Commencement of operations.

2	Aggregate total investment return.

3	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

4	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	19

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Institutional
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0032	0.0300	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0008)	(0.0032)	(0.0300)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.08%[1]	0.32%	2.83%	5.32%	5.07%	3.26%

Ratios to Average Net Assets[2]
Total expenses	0.15%[3]	0.17%	0.15%	0.15%	0.14%	0.12%

Total expenses after fees waived	0.12%[3]	0.14%	0.11%	0.12%	0.11%	0.08%

Net investment income	0.16%[3]	0.39%	2.80%	5.19%	4.93%	3.28%

Supplemental Data
Net assets, end of period (000)	$3,308,757	$3,014,591	$10,812,890	$8,363,790	$5,915,836	$6,521,818

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Premium
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0027	0.0270	0.0500	0.0500	0.0317
Dividends from net investment income	(0.0005)	(0.0027)	(0.0270)	(0.0500)	(0.0500)	(0.0317)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.05%[1]	0.27%	2.78%	5.27%	5.02%	3.21%

Ratios to Average Net Assets[2]
Total expenses	0.20%[3]	0.23%	0.21%	0.20%	0.19%	0.17%

Total expenses after fees waived	0.17%[3]	0.20%	0.17%	0.17%	0.16%	0.13%

Net investment income	0.10%[3]	0.34%	2.60%	5.14%	4.88%	3.08%

Supplemental Data
Net assets, end of period (000)	$1,205,397	$1,817,088	$4,304,633	$1,795,477	$1,551,648	$3,233,738

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	21

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Select
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0024	0.0280	0.0500	0.0500	0.0312
Dividends from net investment income	(0.0004)	(0.0024)	(0.0280)	(0.0500)	(0.0500)	(0.0312)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	0.24%	2.75%	5.24%	4.97%	3.16%

Ratios to Average Net Assets[2]
Total expenses	0.25%[3]	0.27%	0.25%	0.25%	0.24%	0.22%

Total expenses after fees waived	0.20%[3]	0.22%	0.18%	0.20%	0.21%	0.18%

Net investment income	0.08%[3]	0.24%	2.95%	5.06%	4.67%	3.05%

Supplemental Data
Net assets, end of period (000)	$81,847	$73,810	$143,150	$268,352	$21,642	$81,359

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	SL Agency
	Six Months Ended June 30, 2010 (Unaudited)	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0009	0.0028
Dividends from net investment income	(0.0009)	(0.0028)

Net asset value, end of period	$1.00	$1.00

Total Investment Return
Based on net asset value	0.10%[2]	0.28%[2]

Ratios to Average Net Assets[3,4]
Total expenses	0.12%	0.14%

Total expenses after fees waived	0.09%	0.11%

Net investment income	0.19%	0.31%

Supplemental Data
Net assets, end of period (000)	$4,897,594	$5,860,881

1	Commencement of operations.

2	Aggregate total investment return.

3	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

4	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	23

Financial Highlights (concluded)	BlackRock Cash Funds: Prime

	Trust
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0011	0.0200	0.0500	0.0500	0.0289
Dividends from net investment income	(0.0001)	(0.0011)	(0.0200)	(0.0500)	(0.0500)	(0.0289)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.01%[1]	0.11%	2.49%	4.98%	4.72%	2.93%

Ratios to Average Net Assets[2]
Total expenses	0.48%[3]	0.51%	0.52%	0.48%	0.47%	0.45%

Total expenses after fees waived	0.25%[3]	0.36%	0.48%	0.45%	0.45%	0.41%

Net investment income	0.02%[3]	0.09%	1.34%	4.89%	4.63%	2.89%

Supplemental Data
Net assets, end of period (000)	$49,457	$96,349	$3,370	$50	$108	$103

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	BlackRock Cash Funds: Treasury

	Capital
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period from February 28, 2008[1] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0008	0.0100
Dividends from net investment income	(0.0003)	(0.0008)	(0.0100)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.03%[2]	0.08%	1.12%[2]

Ratios to Average Net Assets[3]
Total expenses	0.17%[4]	0.17%	0.19%[4]

Total expenses after fees waived	0.09%[4]	0.08%	0.05%[4]

Net investment income	0.07%[4]	0.07%	0.37%[4]

Supplemental Data
Net assets, end of period (000)	$35,050	$32,419	$44,698

1	Commencement of operations.

2	Aggregate total investment return.

3	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

4	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	25

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Institutional
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,

		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0008	0.0200	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0004)	(0.0008)	(0.0200)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	0.08%	1.61%	4.95%	5.04%	3.20%

Ratios to Average Net Assets[2]
Total expenses	0.15%[3]	0.12%	0.15%	0.18%	0.19%	0.12%

Total expenses after fees waived	0.09%[3]	0.04%	0.04%	0.04%	0.00%	0.00%

Net investment income	0.08%[3]	0.09%	0.39%	4.74%	5.03%	4.03%

Supplemental Data
Net assets, end of period (000)	$111,728	$30,011	$1,305,944	$131,190	$126,518	$100,343

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Premium
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,

		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0007	0.0200	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0002)	(0.0007)	(0.0200)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.08%	1.57%	4.90%	4.99%	3.15%

Ratios to Average Net Assets[2]
Total expenses	0.20%[3]	0.19%	0.20%	0.23%	0.23%	0.17%

Total expenses after fees waived	0.11%[3]	0.08%	0.07%	0.09%	0.05%	0.05%

Net investment income	0.05%[3]	0.09%	1.17%	4.44%	4.61%	3.83%

Supplemental Data
Net assets, end of period (000)	$3	$2,542	$65,095	$61,513	$2,112	$2,546

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	27

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Select
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,

		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0007	0.0200	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0002)	(0.0007)	(0.0200)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.08%	1.55%	4.86%	4.94%	3.10%

Ratios to Average Net Assets[2]
Total expenses	0.25%[3]	0.25%	0.25%	0.27%	0.30%	0.22%

Total expenses after fees waived	0.10%[3]	0.08%	0.09%	0.10%	0.10%	0.10%

Net investment income	0.05%[3]	0.08%	0.92%	5.06%	5.15%	3.06%

Supplemental Data
Net assets, end of period (000)	$325	$4,815	$24,340	$10,050	$55,919	$103

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	SL Agency
	Six Months Ended June 30, 2010 (Unaudited)	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0005	0.0008
Dividends from net investment income	(0.0005)	(0.0008)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.05%	0.09%

Ratios to Average Net Assets[3,4]
Total expenses	0.12%	0.12%

Total expenses after fees waived	0.06%	0.07%

Net investment income	0.10%	0.08%

Supplemental Data
Net assets, end of period (000)	$5,451,705	$4,009,074

1	Commencement of operations.

2	Aggregate total investment return.

3	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

4	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	29

Financial Highlights (concluded)	BlackRock Cash Funds: Treasury

	Trust
	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0007	0.0100	0.0500	0.0500	0.0300
Dividends from net investment income	(0.0002)	(0.0007)	(0.0100)	(0.0500)	(0.0500)	(0.0300)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.08%	1.45%	4.61%	4.70%	2.86%

Ratios to Average Net Assets[2]
Total expenses	0.48%[3]	0.47%	0.47%	0.51%	0.52%	0.45%

Total expenses after fees waived	0.12%[3]	0.08%	0.01%	0.36%	0.33%	0.33%

Net investment income	0.04%[3]	0.08%	0.05%	4.65%	4.60%	2.83%

Supplemental Data
Net assets, end of period (000)	$66,191	$55,618	$94,654	$50	$108	$103

1	Aggregate total investment return.

2	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income (loss).

3	Annualized.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”), a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The financial statements and these accompanying notes relate to four series of the Trust: BlackRock Cash Funds: Government (“Government”), BlackRock Cash Funds: Institutional (“Institutional”), BlackRock Cash Funds: Prime (“Prime”) and BlackRock Cash Funds: Treasury (“Treasury”) (each, a “Fund” and together, the “Funds”). Each Fund seeks to achieve its investment objective by investing all or a portion of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio.

The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 93.88%, 87.74% and 98.00% for the Government, Institutional, Prime and Treasury, respectively, as of June 30, 2010).

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund offers several classes of shares although certain share classes may not be outstanding at report date. Each Fund offers the following classes of shares: Capital Shares, Institutional Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares. BlackRock Cash Funds: Institutional also offers Aon Captives Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions and differ principally in administration and distribution fees. The Aon Captives Shares have exclusive voting rights with respect to matters relating to their shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Each Fund’s policy is to fair value its financial instruments at market value. Each Fund records its investments in its corresponding Master Portfolio at fair value based on each Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolios, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of its corresponding Master Portfolio’s income, expenses and realized gains and losses. In addition, each Fund accrues its own expenses. Income and realized gains and losses are allocated daily to each class based on the relative net assets of each class.

Dividends and Distributions to Shareholders: Distributions to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions of realized capital gains, if any, are recorded on the ex-dividend dates. Dividends are determined separately for each class based on income and expenses allocable to each class. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the four years ended December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has

BLACKROCK FUNDS III	JUNE 30, 2010	31

Notes to Financial Statements (continued)	BlackRock Funds III

agreed to bear all of the Funds’ ordinary operating expenses, excluding, brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC is entitled to receive for these administration services an annual fee based on the average daily net assets of each Fund as follows:

	Government		Institutional	Prime	Treasury
Aon Captives	N/A		0.05%	N/A	N/A
Capital	0.07	%*	0.07%	0.07%	0.07%
Institutional	0.05%		0.05%	0.05%	0.05%
Premium	0.10	%*	0.10%*	0.10%	0.10%
Select	0.15%		0.15%	0.15%	0.15%
SL Agency	0.02	%*	0.02%	0.02%	0.02%
Trust	0.38%		0.38%	0.38%	0.38%

*       There were no shares outstanding as of June 30, 2010.

From time to time, BTC may voluntary waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators. BTC contractually agreed to waive a 0.02% of its administration fees for the Select Shares through April 30, 2012. After giving effect to such contractual agreement, the administration fee of 0.15% will be waived to 0.13%.

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BTC has contractually agreed to waive administration fees in an amount equal to the independent expenses through April 30, 2012.

BTC has voluntarily agreed to waive administration fees to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by the administrator. BTC may discontinue the waiver at any time. For the period ended June 30, 2010, BTC waived administration fees for the Funds as follows:

	Government		Institutional	Prime	Treasury
Aon Captives	—		$156	—	—
Capital	—		$555	$1,267	$4,410
Institutional	$4,188		$1,102	$7,582	$3,885
Premium	—		$18	$4,372	$378
Select	$15,050		$2,439	$8,525	$1,096
SL Agency	$3,019		$37,959	$12,870	$10,802
Trust	$15,626		$16,186	$58,831	$77,523

As of June 30, 2010, the only eligible investors for the SL Agency Shares of the Funds are investment companies for which (i) BlackRock Fund Advisors (“BFA”), the investment advisor to the Master Portfolios, BTC, or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the Funds. Affiliated shareholders in the SL Agency share classes of the Funds represent a significant portion of the outstanding shares and net assets of Institutional, Prime and Treasury.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Distribution Plan:

SEI Investments Distribution Company (“SEI”) is the distributor for the Funds. Institutional has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes the Aon Captives Shares of Institutional to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. The Capital Shares, Institutional Shares, Premium Shares, Select Shares and SL Agency Shares of the Fund do not pay any fees for distribution services. The fees paid to SEI by the Institutional are shown as distribution — Aon Captives in the Statements of Operations.

4. Capital Loss Carryforwards:

As of December 31, 2009, Prime had capital loss carryforwards in the amount of $4,310,000 available to offset future realized capital gains, which expires December 31, 2016.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in capital shares for each share class were as follows:

Government	Six Months Ended June 30, 2010	Year Ended December 31, 2009*
Institutional
Shares sold	230,171,785	9,820,984
Shares issued in reinvestment of dividends	16,787	91,550

Total issued	230,188,572	9,912,534
Shares redeemed	(236,632,949)	(1,594,144,080)

Net decrease	(6,444,377)	(1,584,231,546)

Select
Shares sold	58,067,886	135,143,389
Shares issued in reinvestment of dividends	10,563	49,156

Total issued	58,078,449	135,192,545
Shares redeemed	(110,408,713)	(147,478,120)

Net decrease	(52,330,264)	(12,285,575)

*	For SL Agency Shares, the period is from February 4, 2009 (commencement of operations) to December 31, 2009.

32	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

Government (concluded)	Six Months Ended June 30, 2010	Year Ended December 31, 2009*
SL Agency
Shares sold	801,229,410	4,244,816,469
Shares issued in reinvestment of dividends	—	—

Total issued	801,229,410	4,244,816,469
Shares redeemed	(1,364,516,934)	(3,681,528,945)

Net increase (decrease)	(563,287,524)	563,287,524

Trust
Shares sold	2,037,934	24,142,631
Shares issued in reinvestment of dividends	2,902	10,644

Total issued	2,040,836	24,153,275
Shares redeemed	(9,831,392)	(23,071,920)

Net increase (decrease)	(7,790,556)	1,081,355

Institutional
Aon Captives
Shares sold	4,855,020	16,084,607
Shares issued in reinvestment of dividends	6,760	225,358

Total issued	4,861,780	16,309,965
Shares redeemed	(12,701,290)	(40,636,507)

Net decrease	(7,839,510)	(24,326,542)

Capital
Shares sold	975,985,492	1,231,513,615
Shares issued in reinvestment of dividends	170,954	578,035

Total issued	976,156,446	1,232,091,650
Shares redeemed	(1,168,714,312)	(954,811,001)

Net increase (decrease)	(192,557,866)	277,280,649

Institutional
Shares sold	2,661,523,011	24,147,118,026
Shares issued in reinvestment of dividends	329,522	3,820,568

Total issued	2,661,852,533	24,150,938,594
Shares redeemed	(3,153,255,665)	(43,402,541,476)

Net decrease	(491,403,132)	(19,251,602,882)

Premium
Shares sold	420,300,000	4,452,838,789
Shares issued in reinvestment of dividends	16,889	4,214,337

Total issued	420,316,889	4,457,053,126
Shares redeemed	(517,819,966)	(5,380,768,140)

Net decrease	(97,503,077)	(923,715,014)

Institutional (concluded)	Six Months Ended June 30, 2010	Year Ended December 31, 2009*
Select
Shares sold	24,642,019	246,192,108
Shares issued in reinvestment of dividends	10,437	317,437

Total issued	24,652,456	246,509,545
Shares redeemed	(27,473,030)	(233,320,272)

Net increase (decrease)	(2,820,574)	13,189,273

SL Agency
Shares sold	33,744,493,628	96,115,179,849
Shares issued in reinvestment of dividends	—	32

Total issued	33,744,493,628	96,115,179,881
Shares redeemed	(39,455,368,881)	(77,281,965,851)

Net increase (decrease)	(5,710,875,253)	18,833,214,030

Trust
Shares sold	21,041,287	181,665,886
Shares issued in reinvestment of dividends	2,240	32,215

Total issued	21,043,527	181,698,101
Shares redeemed	(28,219,403)	(238,320,615)

Net decrease	(7,175,876)	(56,622,514)

Prime
Capital
Shares sold	2,309,209,286	3,433,942,542
Shares issued in reinvestment of dividends	309,401	1,093,210

Total issued	2,309,518,687	3,435,035,752
Shares redeemed	(2,576,264,325)	(2,988,177,681)

Net increase (decrease)	(266,745,638)	446,858,071

Institutional
Shares sold	8,263,891,597	43,184,957,114
Shares issued in reinvestment of dividends	980,067	8,601,008

Total issued	8,264,871,664	43,193,558,122
Shares redeemed	(7,970,892,586)	(50,992,241,110)

Net increase (decrease)	293,979,078	(7,798,682,988)

Premium
Shares sold	12,694,184,422	29,431,919,881
Shares issued in reinvestment of dividends	376,953	11,188,438

Total issued	12,694,561,375	29,443,108,319
Shares redeemed	(13,306,323,051)	(31,930,820,462)

Net decrease	(611,761,676)	(2,487,712,143)

*	For SL Agency Shares, the period is from February 4, 2009 (commencement of operations) to December 31, 2009.

BLACKROCK FUNDS III	JUNE 30, 2010	33

Notes to Financial Statements (concluded)	BlackRock Funds III

Prime (concluded)	Six Months Ended June 30, 2010	Year Ended December 31, 2009*
Select
Shares sold	443,483,540	1,175,454,685
Shares issued in reinvestment of dividends	25,543	626,915

Total issued	443,509,083	1,176,081,600
Shares redeemed	(435,478,761)	(1,245,434,444)

Net increase (decrease)	8,030,322	(69,352,844)

SL Agency
Shares sold	1,272,767	6,745,422,574
Shares issued in reinvestment of dividends	—	25

Total issued	1,272,767	6,745,422,599
Shares redeemed	(964,863,505)	(884,881,754)

Net increase (decrease)	(963,590,738)	5,860,540,845

Trust
Shares sold	48,816,393	319,473,967
Shares issued in reinvestment of dividends	9,509	82,189

Total issued	48,825,902	319,556,156
Shares redeemed	(95,720,400)	(226,583,609)

Net increase (decrease)	(46,894,498)	92,972,547

Treasury
Capital
Shares sold	110,193,853	167,715,367
Shares issued in reinvestment of dividends	17,086	38,642

Total issued	110,210,939	167,754,009
Shares redeemed	(107,579,581)	(180,033,363)

Net increase (decrease)	2,631,358	(12,279,354)

Institutional
Shares sold	1,079,269,733	1,854,094,500
Shares issued in reinvestment of dividends	26,801	19,914

Total issued	1,079,296,534	1,854,114,414
Shares redeemed	(997,580,139)	(3,130,047,272)

Net increase (decrease)	81,716,395	(1,275,932,858)

Treasury (concluded)	Six Months Ended June 30, 2010	Year Ended December 31, 2009*
Premium
Shares sold	19,296,389	78,569,547
Shares issued in reinvestment of dividends	754	19,334

Total issued	19,297,143	78,588,881
Shares redeemed	(21,835,539)	(141,142,239)

Net decrease	(2,538,396)	(62,553,358)

Select
Shares sold	21,123,399	36,459,090
Shares issued in reinvestment of dividends	851	8,065

Total issued	21,124,250	36,467,155
Shares redeemed	(25,614,432)	(55,992,127)

Net decrease	(4,490,182)	(19,524,972)

SL Agency
Shares sold	14,905,793,624	22,539,601,350
Shares issued in reinvestment of dividends	13	8

Total issued	14,905,793,637	22,539,601,358
Shares redeemed	(13,463,171,025)	(18,530,552,907)

Net increase	1,442,622,612	4,009,048,451

Trust
Shares sold	137,097,343	62,128,770
Shares issued in reinvestment of dividends	11,988	58,894

Total issued	137,109,331	62,187,664
Shares redeemed	(126,536,528)	(101,224,685)

Net increase (decrease)	10,572,803	(39,037,021)

*	For SL Agency Shares, the period is from February 4, 2009 (commencement of operations) to December 31, 2009.

6. Subsequent Event:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	BLACKROCK FUNDS III	JUNE 30, 2010

Portfolio Information as of June 30, 2010	Master Investment Portfolio

Government Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	100%

Total	100%

Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	32%
Commercial Paper	26
Repurchase Agreements	21
U.S. Government Sponsored Agency Obligations	16
U.S. Treasury Obligations	3
Time Deposits	2

Total	100%

Prime Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	35%
Commercial Paper	21
Repurchase Agreements	16
U.S. Government Sponsored Agency Obligations	12
U.S. Treasury Obligations	11
Time Deposits	5

Total	100%

Treasury Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	66%
U.S. Treasury Obligations	36
Liabilities in Excess of Other Assets	(2)

Total	100%

BLACKROCK FUNDS III	JUNE 30, 2010	35

Schedule of Investments June 30, 2010 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.04%, dated 6/30/10, due 7/1/10, maturity value $5,000,006 (collateralized by U.S. government obligations, 5.00%, 11/20/39, par and fair value of $4,898,729 and $5,100,000, respectively)	$5,000	$5,000,000
Credit Suisse Securities (USA) LLC, 0.05%, dated 6/30/10, due 7/1/10, maturity value $5,000,007 (collateralized by U.S. government obligations, 5.00%, 6/20/40, par and fair value of $4,765,000 and $5,102,175, respectively)	5,000	5,000,000
Deutsche Bank Securities Inc., 0.04%, dated 6/30/10, due 7/1/10, maturity value $5,000,006 (collateralized by U.S. government obligations, 5.00% to 7.00%, 7/1/28 to 2/1/47, par and fair value of $10,445,684 and $5,150,000, respectively)	5,000	5,000,000
Goldman Sachs & Co. Inc., 0.03%, dated 6/30/10, due 7/1/10, maturity value $4,000,003 (collateralized by U.S. government obligations, 4.00% to 13.00%, 9/1/11 to 10/1/47, par and fair value of $121,084,644 and $4,080,001, respectively)	4,000	4,000,000
JPMorgan Securities Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value $2,549,001 (collateralized by U.S. government obligations, 4.38%, 11/15/39, par and fair value of $2,590,087 and $2,603,294, respectively)	2,549	2,549,000
Morgan Stanley & Co. Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value $5,000,001 (collateralized by U.S. government obligations, 2.38%, 3/31/16, par and fair value of $5,027,400 and $5,129,733, respectively)	5,000	5,000,000

Total Repurchase Agreements — 100.0%		26,549,000

Total Investments (Cost — $26,549,000*) — 100.0%		26,549,000
Liabilities in Excess of Other Assets — (0.0)%		(5,772)

Net Assets — 100.0%		$26,543,228

*	Cost for federal income tax purposes.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$26,549,000	—	$26,549,000

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.37%, 7/12/10	$270,000	$270,000,410
0.44%, 12/13/10	77,600	77,600,000
0.39%, 1/28/11	175,000	175,000,000
Bank of Nova Scotia, Houston:
0.35%, 10/01/10	556,715	556,715,000
0.39%, 10/15/10	100,000	99,998,531
Barclays Bank Plc, New York, 0.42%, 8/18/10	572,640	572,640,000
Credit Agricole Corporate and Investment Bank, New York, 0.35%, 10/12/10	270,000	270,000,000
Dexia Credit Local, New York, 0.45%, 6/29/11	157,000	157,000,000
Intesa Sanpaolo, 0.40%, 10/15/10	300,000	299,973,014
KBC Bank N.V., New York, 0.37%, 7/20/10	391,370	391,370,000
Lloyds TSB Bank Plc, New York, 0.85%, 5/06/11	75,000	75,000,000
Mizuho Corporate Bank, New York:
0.40%, 7/14/10	173,600	173,600,000
0.40%, 7/19/10	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.29%, 7/23/10	107,495	107,496,442
0.35%, 1/10/11	110,000	110,000,000
0.35%, 1/13/11	202,000	202,000,000
Royal Bank of Canada, New York:
0.35%, 10/01/10	125,000	125,000,000
0.35%, 1/21/11	116,015	116,015,000
Societe Generale, New York:
0.37%, 7/12/10	128,000	128,000,000
1.05%, 5/05/11	110,000	110,000,000
State Street Bank & Trust Co., 0.29%, 7/07/10	150,000	150,000,000
Sumitomo Mitsui Banking Corp., New York:
0.40%, 7/14/10	287,180	287,180,000
0.40%, 7/22/10	100,000	100,000,000

Total Certificates Of Deposit — 31.7%		4,654,588,397

Commercial Paper(b)
Amsterdam Funding Corp., 0.29%, 7/13/10	52,000	51,994,973
BNP Paribas Finance, Inc., 0.28%, 7/12/10	450,000	449,961,500
BNZ International Funding Ltd., 0.43%, 2/01/11(c)	250,000	250,014,807
Cancara Asset Securitisation LLC, 0.37%, 7/02/10(c)	171,100	171,098,242
CRC Funding LLC, 0.30%, 7/16/10	32,000	31,996,000
Credit Suisse, New York, 0.50%, 9/16/10	184,000	183,803,222
Danske Corp. — GTD, 0.33%, 7/12/10(c)	300,000	299,969,750
Dexia Delaware LLC, 0.44%, 7/06/10	250,000	249,984,722
DnB NOR Bank ASA, 0.50%, 9/21/10(c)	301,875	301,531,198
Edison Asset Securitization LLC, 0.47%, 9/16/10(c)	20,000	19,979,894
Grampian Funding LLC, 0.31%, 7/13/10(c)	58,000	57,994,007
ING US Funding LLC:
0.30%, 7/12/10	502,000	501,953,983
0.30%, 7/16/10	372,000	371,953,500
Rabobank USA Financial Corp., 0.30%, 7/29/10	236,161	236,105,896
Royal Park Investment Funding Corp., 0.26%, 7/08/10(c)	135,000	134,993,306
Societe Generale North America, Inc., 0.29%, 7/15/10	35,000	34,996,053
Surrey Funding Corp., 0.30%, 7/16/10(c)	26,000	25,996,750

Commercial Paper(b)	Par (000)	Value
Unicredit Bank Ireland Plc, 0.35%, 7/15/10 (c)	$497,000	$496,932,353

Total Commercial Paper — 26.3%		3,871,260,156

Time Deposits
Citibank NA, New York, 0.10%, 7/01/10	245,000	245,000,000

Total Time Deposits — 1.7%		245,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae, 3.00%, 7/12/10	150,000	150,123,962
Federal Farm Credit Bank Variable Rate Notes, 0.34%, 5/26/11(d)	62,225	62,219,299
Federal Home Loan Bank, 0.75%, 1/18/11	35,030	35,094,647
Federal Home Loan Bank Variable Rate Notes, 0.23%, 10/06/11(d)	187,000	186,903,800
Freddie Mac Discount Notes, 0.00%, 1/19/11(b)	400,000	399,326,667
Freddie Mac Variable Rate Notes:
0.14%, 11/09/11(d)	730,075	729,370,733
0.15%, 1/13/12(d)	652,995	652,386,290
0.31%, 2/16/12(d)	110,000	109,927,736

Total U.S. Government Sponsored Agency Obligations — 15.8%		2,325,353,134

U.S. Treasury Obligations(b)
U.S. Treasury Bill, 0.00%, 12/02/10	500,000	499,534,792

Total U.S. Treasury Obligations — 3.4%		499,534,792

Repurchase Agreements
Banc of America Securities LLC, 0.36%, dated 6/30/10, due 7/1/10, maturity value $350,003,500 (collateralized by non-U.S. government debt securities, 0.00% to 9.03%, 2/15/11 to 9/25/37, par and fair value of $600,848,502 and $367,500,000, respectively)	350,000	350,000,000
Banc of America Securities LLC, 0.46%, dated 6/30/10, due 8/16/10, maturity value $350,210,194 (collateralized by non-U.S. government debt securities, 0.00% to 9.31%, 5/15/11 to 3/17/51, par and fair value of $434,497,953 and $367,500,000, respectively)	350,000	350,000,000
BNP Paribas Securities Corp., 0.23%, dated 6/30/10, due 7/1/10, maturity value $425,002,715 (collateralized by non-U.S. government debt securities, 0.91% to 9.85%, 10/15/10 to 4/15/24, par and fair value of $399,211,981 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.31%, dated 6/30/10, due 7/1/10, maturity value $69,000,594 (collateralized by U.S. government obligations, 0.00% to 4.75%, 7/8/10 to 5/31/16, par and fair value of $67,202,900 and $70,380,003, respectively)	69,000	69,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	37

Schedule of Investments (concluded)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.51%, dated 6/30/10, due 7/1/10, maturity value $80,001,133 (collateralized by U.S. government obligations, 0.00% to 4.50%, 12/9/10 to 2/15/16, par and fair value of $77,374,800 and $81,600,031, respectively)	80,000	80,000,000
Citigroup Global Markets Inc., 0.61%, dated 6/30/10, due 7/1/10, maturity value $190,003,219 (collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 7/1/10 to 4/1/57, par and fair value of $112,950,000 and $243,156,843, respectively)	190,000	190,000,000
Deutsche Bank Securities Inc., 0.04%, dated 6/30/10, due 7/1/10, maturity value $210,000,233 (collateralized by U.S. government obligations, 2.06% to 7.50%, 11/1/11 to 2/1/48, par and fair value of $724,713,713 and $216,300,000, respectively)	210,000	210,000,000
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $425,003,069 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 10.38%, 10/20/11 to 12/15/50, par and fair value of $527,151,705 and $467,893,163, respectively)	425,000	425,000,000
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $50,000,361 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 10.38%, 10/20/11 to 12/15/50, par and fair value of $62,017,848 and $55,046,254, respectively)	50,000	50,000,000
HSBC Securities (USA) Inc., 0.19%, dated 6/30/10, due 7/1/10, maturity value $100,000,528 (collateralized by non-U.S. government debt securities, 0.00% to 6.30%, 9/20/10 to 3/1/38, par and fair value of $102,966,000 and $104,816,537, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.40%, dated 6/30/10, due 7/1/10, maturity value $50,000,556 (collateralized by non-U.S. government debt securities, 5.25% to 9.00%, 6/1/15 to 2/15/32, par and fair value of $45,645,000 and $51,501,602, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.46%, dated 6/30/10, due 7/1/10, maturity value $320,004,089 (collateralized by non-U.S. government debt securities, 0.00% to 12.00%, 1/30/11 to 7/15/37, par and fair value of $347,298,594 and $336,003,725, respectively)	320,000	320,000,000

Morgan Stanley & Co. Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value $460,046,064 (collateralized by U.S. government obligations, 1.13% to 4.75%, 11/5/12 to 5/15/19, par and fair value of $445,231,600 and $469,304,459, respectively)	460,046	460,046,000

Total Repurchase Agreements — 21.0%		3,079,046,000

Total Investments (Cost — $14,674,782,479*) — 99.9%		14,674,782,479
Other Assets in Excess of Liabilities — 0.1%		13,412,278

Net Assets — 100.0%		$14,688,194,757

GTD Guaranty

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$14,674,782,479	—	$14,674,782,479

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.37%, 7/12/10	$150,000	$150,000,228
0.44%, 12/13/10	39,200	39,200,000
0.39%, 1/28/11	125,000	125,000,000
Bank of Nova Scotia, Houston, 0.35%, 10/01/10	363,285	363,285,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.40%, 7/26/10	200,000	200,000,000
0.58%, 9/17/10	200,000	200,000,000
Barclays Bank Plc, New York, 0.42%, 8/18/10	339,630	339,630,000
Credit Agricole Corporate and Investment Bank, New York, 0.35%, 10/12/10	188,000	188,000,000
Dexia Credit Local, New York, 0.45%, 6/29/11	108,000	108,000,000
Intesa Sanpaolo, 0.40%, 10/15/10	200,000	199,982,009
KBC Bank N.V., New York:
0.37%, 7/20/10	234,370	234,370,000
0.50%, 7/28/10	200,000	200,000,000
Lloyds TSB Bank Plc, New York, 0.85%, 5/06/11	45,000	45,000,000
Mizuho Corporate Bank, New York:
0.40%, 7/08/10	150,000	150,000,000
0.40%, 7/14/10	126,400	126,400,000
0.38%, 7/26/10	150,000	150,000,000
Rabobank Nederland N.V., New York:
0.29%, 7/23/10	58,950	58,950,791
0.35%, 1/10/11	60,000	60,000,000
0.35%, 1/13/11	125,000	125,000,000
Royal Bank of Canada, New York, 0.35%, 1/21/11	58,485	58,485,000
Societe Generale, New York:
0.37%, 7/12/10	68,000	68,000,000
1.05%, 5/05/11	75,000	75,000,000
State Street Bank & Trust Co., 0.29%, 7/07/10	60,000	60,000,000
Sumitomo Mitsui Banking Corp., New York:
0.40%, 7/14/10	212,820	212,820,000
0.40%, 7/22/10	100,000	100,000,000
Svenska Handelsbanken, New York, 0.26%, 7/30/10	214,500	214,497,407
UniCredit SPA, New York, 0.36%, 7/23/10	90,000	90,000,000

Total Certificates of Deposit — 34.7%		3,941,620,435

Commercial Paper(b)
Atlantic Asset Securitization LLC:
0.35%, 7/16/10(c)	95,000	94,986,146
0.35%, 7/19/10(c)	50,000	49,991,250
0.34%, 7/21/10(c)	59,000	58,988,855
Bryant Park Funding LLC, 0.33%, 7/23/10(c)	97,263	97,243,385
Credit Agricole North America Inc., 0.50%, 8/02/10	300,000	299,866,667
Credit Suisse, New York, 0.50%, 9/16/10	240,000	239,743,333
Dexia Delaware LLC, 0.44%, 7/06/10	430,000	429,973,722
DnB NOR Bank ASA, 0.50%, 9/21/10(c)	198,125	197,899,358
Grampian Funding LLC, 0.39%, 7/26/10(c)	88,000	87,976,167
ING US Funding LLC:
0.30%, 7/12/10	170,000	169,984,417
0.30%, 7/16/10	105,000	104,986,875
JPMorgan Chase & Co., 0.25%, 7/14/10	200,000	199,981,944
Nieuw Amsterdam Receivables Corp., 0.40%, 7/06/10(c)	16,000	15,999,111

Commercial Paper (b)	Par (000)	Value
Rabobank USA Financial Corp., 0.30%, 7/29/10	$154,955	$154,918,844
Royal Park Investment Funding Corp., 0.26%, 7/08/10(c)	115,000	114,994,298
Scaldis Capital LLC, 0.48%, 8/20/10(c)	79,000	78,947,333

Total Commercial Paper — 21.1%		2,396,481,705

Time Deposits
Citibank NA, New York, 0.10%, 7/01/10	490,000	490,000,000
Natixis, 0.12%, 7/01/10	64,500	64,500,000

Total Time Deposits — 4.9%		554,500,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.36%, 12/01/10(b)(d)	146,035	145,811,566
Federal Farm Credit Bank Variable Rate Notes, 0.34%, 5/26/11(e)	37,775	37,771,539
Federal Home Loan Bank, 0.75%, 1/18/11	19,970	20,006,846
Federal Home Loan Bank Variable Rate Notes, 0.23%, 10/06/11(e)	119,000	118,938,782
Freddie Mac Discount Notes,
0.30%, 1/19/11(b)(d)	200,000	199,663,333
Freddie Mac Variable Rate Notes:
0.14%, 11/09/11(e)	399,925	399,539,213
0.15%, 1/13/12(e)	347,005	346,681,528
0.31%, 2/16/12(e)	100,000	99,934,306

Total U.S. Government Sponsored Agency Obligations — 12.1%		1,368,347,113

U.S. Treasury Obligations(b)
U.S. Treasury Bill:
0.00%, 7/15/10	900,000	899,982,500
0.00%, 7/22/10	300,000	299,982,500

Total U.S. Treasury Obligations — 10.6%		1,199,965,000

Repurchase Agreements
Banc of America Securities LLC, 0.36%, dated 6/30/10, due 7/1/10, maturity value $75,000,750 (collateralized by non-U.S. government debt securities, 3.12%, 12/15/16, par and fair value of $88,523,238 and $78,750,000, respectively)	75,000	75,000,000
Banc of America Securities LLC, 0.46%, dated 6/30/10, due 7/1/10, maturity value 75,000,958, (collateralized by non-U.S. government debt securities, 0.00% to 6.00%, 10/21/17 to 7/17/37, par and fair value of $95,903,870 and $78,750,000, respectively)	75,000	75,000,000
BNP Paribas Securities Corp., 0.23%, dated 6/30/10, due 7/1/10, maturity value $275,001,757, (collateralized by non-U.S. government debt securities, 0.57% to 10.75%, 8/13/10 to 4/15/24, par and fair value of $245,337,844 and $283,250,000, respectively)	275,000	275,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	39

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.31%, dated 6/30/10, due 7/1/10, maturity value $20,000,172, (collateralized by non-U.S. government debt securities, 0.00% to 6.24%, 11/15/12 to 10/21/21, par and fair value of $34,369,377 and $22,000,000, respectively)	$20,000	$20,000,000
Citigroup Global Markets Inc., 0.51%, dated 6/30/10, due 7/1/10, maturity value $50,000,708 (collateralized by U.S. government obligations, 2.63% to 3.50%, 7/31/14 to 2/15/18, par and fair value of $47,492,200 and $51,000,044, respectively)	50,000	50,000,000
Deutsche Bank Securities Inc., 0.04%, dated 6/30/10, due 7/1/10, maturity value $250,000,278 (collateralized by U.S. government obligations, 2.42% to 7.00%, 2/1/17 to 1/1/40, par and fair value of $596,349,394 and $257,500,000, respectively)	250,000	250,000,000
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $20,000,144, collateralized by U.S. government obligations, 4.00% to 5.00%, 5/1/20 to 8/1/25, par and fair value of $21,462,717 and $20,401,238, respectively)	20,000	20,000,000
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $250,001,806, collateralized by U.S. government obligations, 4.50% to 7.00%, 10/1/27 to 7/1/40, par and fair value of $371,277,018 and $255,000,229, respectively)	250,000	250,000,000
JPMorgan Securities Inc., 0.26%, dated 6/30/10, due 7/1/10, maturity value 100,000,722, (collateralized by non-U.S. government debt securities, 0.00% to 6.08%, 5/10/17 to 6/11/50, par and fair value of $132,644,067 and $105,001,075, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.26%, dated 6/30/10, due 7/1/10, maturity value 50,000,361, (collateralized by non-U.S. government debt securities, 0.00% to 6.08%, 5/10/17 to 6/11/50, par and fair value of $66,322,033 and 52,500,537, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.40%, dated 6/30/10, due 7/1/10, maturity value 50,000,556, (collateralized by non-U.S. government debt securities, 5.00% to 5.25%, 6/1/15 to 2/1/20, par and fair value of $47,955,000 and $51,500,960, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.46%, 6/30/10, due 7/1/10, maturity value 50,000,639, (collateralized by non-U.S. government debt securities, 5.75% to 8.91%, 6/1/15 to 1/15/20, par and fair value of $46,839,000 and $52,342,944, respectively)	50,000	50,000,000
Morgan Stanley & Co. Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value 225,000,031, (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 6.50%, 7/1/10 to 6/1/40, par and fair value of $364,774,897 and $230,696,656, respectively)	225,000	225,000,000
Morgan Stanley & Co. Inc., 0.20%, dated 6/30/10, due 7/1/10, maturity value 300,001,667, (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 6.50%, 7/1/10 to 6/1/40, par and fair value of $486,366,530 and $307,595,542, respectively)	300,000	300,000,000
Morgan Stanley & Co. Inc., 0.24%, dated 6/30/10, due 7/1/10, maturity value 90,000,588, (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 6.50%, 7/1/10 to 6/1/40, par and fair value of $145,909,959 and $92,278,662, respectively)	90,000	90,000,000

Total Repurchase Agreements — 16.6%		1,880,000,000

Total Investments (Cost — $11,340,914,253*) — 100.0%		11,340,914,253
Other Assets in Excess of Liabilities — 0.0%		1,411,106

Net Assets — 100.0%		$11,342,325,359

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$11,340,914,253	—	$11,340,914,253

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	41

Schedule of Investments June 30, 2010 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations(a)	Par (000)	Value
U.S. Treasury Bill:
0.15%, 7/01/10	$150,000	$150,000,000
0.49%, 7/01/10	50,000	50,000,000
0.14%, 7/08/10	29,000	28,999,211
0.18%, 7/08/10	72,000	71,997,480
0.17%, 7/15/10	100,000	99,993,509
0.15%, 7/22/10	100,000	99,991,250
0.15%, 7/22/10	90,000	89,992,387
0.14%, 7/29/10	25,000	24,997,375
0.49%, 7/29/10	25,000	24,990,521
0.14%, 7/29/10	75,000	74,991,775
0.16%, 8/05/10	100,000	99,984,444
0.17%, 8/12/10	100,000	99,980,167
0.19%, 8/19/10	65,000	64,983,633
0.19%, 8/26/10	126,000	125,962,760
0.19%, 9/02/10	75,000	74,975,719
0.21%, 9/09/10	25,000	24,990,035
0.24%, 9/23/10	110,000	109,938,400
0.24%, 9/30/10	50,000	49,969,766
0.27%, 10/07/10	50,000	49,963,931
0.24%, 10/14/10	100,000	99,929,963
0.22%, 10/21/10	45,090	45,058,639
0.24%, 10/28/10	75,000	74,941,492
0.25%, 11/04/10	68,000	67,941,690
0.23%, 11/26/10	120,000	119,889,000
0.22%, 12/02/10	50,000	49,952,944
0.21%, 12/09/10	49,960	49,913,854
0.22%, 12/30/10	100,000	99,891,305
0.49%, 4/07/11	72,000	71,728,400

Total U.S. Treasury Obligations — 36.2%		2,095,949,650

Repurchase Agreements
Banc of America Securities LLC, 0.01%, dated 6/30/10, due 7/1/10, maturity value $275,000,076 (collateralized by U.S. Treasury obligations, 0.00% to 4.50%, 9/16/10 to 2/15/36, par and fair value of $270,756,100 and $280,500,033, respectively)	275,000	275,000,000
Citigroup Global Markets Inc., 0.04%, dated 06/30/10, due 7/1/10, maturity value $570,000,633 (collateralized by U.S. Treasury obligations, 0.79% to 5.50%, 11/25/11 to 5/15/37, par and fair value of $562,265,394 and $581,400,074, respectively)	570,000	570,000,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 6/30/10, due 7/1/10, maturity value $190,000,053 (collateralized by U.S. Treasury obligations, 2.63%, 12/31/14, par and fair value of $185,945,000 and $193,804,885, respectively)	190,000	190,000,000
Credit Suisse Securities (USA) LLC, 0.10%, dated 6/30/10, due 7/1/10, maturity value $300,000,833 (collateralized by U.S. Treasury obligations, 1.38% to 4.75%, 5/15/12 to 2/15/37, par and fair value of $272,211,900 and $306,000,603, respectively)	300,000	300,000,000
Deutsche Bank Securities Inc., 0.02%, dated 6/30/10, due 7/1/10, maturity value $185,000,103 (collateralized by U.S. Treasury obligations, 0.00%, 8/15/25 to 8/15/39, par and fair value of $528,698,091 and $188,700,000, respectively)	185,000	185,000,000
Goldman Sachs & Co. Inc., 0.01%, dated 6/30/10, due 7/01/10, maturity value $80,000,011 (collateralized by U.S. Treasury obligations, 0.88%, 5/31/11, par and fair value of $81,148,800 and $81,600,086, respectively)	80,000	80,000,000
HSBC Securities (USA) Inc., 0.00%, dated 6/30/10, due 7/1/10, maturity value $697,000,019 (collateralized by U.S. Treasury obligations, 7.25% to 11.25%, 2/15/15 to 5/15/20, par and fair value of $491,270,500 and $710,940,274, respectively)	697,000	697,000,000
JPMorgan Securities Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value $593,286,165 (collateralized by U.S. Treasury obligations, 0.88% to 2.38%, 3/31/11 to 10/31/14, par and fair value of $600,023,700 and $605,152,709, respectively)	593,286	593,286,000
Morgan Stanley & Co., Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value $215,000,030 (collateralized by U.S. Treasury obligations, 2.38% to 2.63%, 3/31/16 to 4/30/16, par and fair value of $214,384,300 and $220,332,753, respectively)	215,000	215,000,000
RBS Securities Inc., 0.03%, dated 6/30/10, due 7/1/10, maturity value $505,000,421 (collateralized by U.S. Treasury obligations, 2.75% to 4.00%, 10/31/12 to 5/15/20, par and fair value of $483,379,214 and $515,101,451, respectively)	505,000	505,000,000
RBS Securities Inc., 0.08%, dated 6/30/10, due 7/1/10, maturity value $175,000,389 (collateralized by U.S. Treasury obligations, 1.50% to 3.75%, 6/23/11 to 11/15/18, par and fair value of $165,410,000 and $178,502,720, respectively)	175,000	175,000,000

Total Repurchase Agreements — 65.5%		3,785,286,000

Total Investments (Cost — $5,881,235,650*) — 101.7%		5,881,235,650
Liabilities in Excess of Other Assets — (1.7)%		(100,196,703)

Net Assets — 100.0%		$5,781,038,947

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$5,881,235,650	—	$5,881,235,650

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	43

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2010 (Unaudited)	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
Assets
Investments at value - unaffiliated[1]	—	$11,595,736,479	$9,460,914,253	$2,095,949,650
Repurchase agreements - unaffiliated[2]	$26,549,000	3,079,046,000	1,880,000,000	3,785,286,000
Cash	770	9,244,096	37,776	761
Interest receivable	23	5,056,338	1,995,780	7,734

Total assets	26,549,793	14,689,082,913	11,342,947,809	5,881,244,145

Liabilities
Investments purchased payable	—	—	—	99,891,306
Investment advisory fees payable	116	871,646	610,325	305,658
Professional fees payable	6,449	16,510	12,125	8,234

Total liabilities	6,565	888,156	622,450	100,205,198

Net Assets	$26,543,228	$14,688,194,757	$11,342,325,359	$5,781,038,947

[1] Investments at cost - unaffiliated	—	$11,595,736,479	$9,460,914,253	$2,095,949,650

[2] Repurchase agreements at cost - unaffiliated	$26,549,000	$3,079,046,000	$1,880,000,000	$3,785,286,000

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2010 (Unaudited)	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
Investment Income
Income	$179,316	$27,313,409	$16,318,035	$3,848,292

Expenses
Investment advisory	148,343	9,335,704	5,887,100	2,325,716
Professional	7,555	52,253	34,292	13,308
Independent Trustees	5,678	93,209	59,757	24,539

Total expenses	161,576	9,481,166	5,981,149	2,363,563
Less fees waived by advisor	(139,903)	(2,946,174)	(1,860,179)	(1,317,152)

Total expenses after fees waived	21,673	6,534,992	4,120,970	1,046,411

Net investment income	157,643	20,778,417	12,197,065	2,801,881

Realized Gain
Net realized gain from investments	2,954	637,169	671,701	9,043

Net Increase in Net Assets Resulting from Operations	$160,597	$21,415,586	$12,868,766	$2,810,924

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	45

Statements of Changes in Net Assets	Master Investment Portfolio

	Government Money Market Master Portfolio		Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$157,643	$1,000,195	$20,778,417	$117,041,788
Net realized gain	2,954	—	637,169	780,894

Net increase in net assets resulting from operations	160,597	1,000,195	21,415,586	117,822,682

Capital Transactions
Proceeds from contributions	1,091,334,792	4,168,505,861	36,862,606,215	130,222,744,339
Value of withdrawals	(1,721,395,793)	(5,230,998,486)	(43,330,574,572)	(131,694,780,219)

Net decrease in net assets derived from capital transactions	(630,061,001)	(1,062,492,625)	(6,467,968,357)	(1,472,035,880)

Net Assets
Total decrease in net assets	(629,900,404)	(1,061,492,430)	(6,446,552,771)	(1,354,213,198)

Beginning of period	656,443,632	1,717,936,062	21,134,747,528	22,488,960,726

End of period	$26,543,228	$656,443,632	$14,688,194,757	$21,134,747,528

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations
Net investment income	$12,197,065	$62,540,020	$2,801,881	$3,020,077
Net realized gain	671,701	999,413	9,043	27,986

Net increase in net assets resulting from operations	12,868,766	63,539,433	2,810,924	3,048,063

Capital Transactions
Proceeds from contributions	24,787,731,883	93,330,492,363	14,569,693,803	17,947,463,410
Value of withdrawals	(25,666,791,078)	(97,756,251,132)	(13,080,403,689)	(15,312,377,233)

Net increase (decrease) in net assets derived from capital transactions	(879,059,195)	(4,425,758,769)	1,489,290,114	2,635,086,177

Net Assets
Total increase (decrease) in net assets	(866,190,429)	(4,362,219,336)	1,492,101,038	2,638,134,240
Beginning of period	12,208,515,788	16,570,735,124	4,288,937,909	1,650,803,669

End of period	$11,342,325,359	$12,208,515,788	$5,781,038,947	$4,288,937,909

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	Master Investment Portfolio

	Government Money Market Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.06%[1]	0.12%	1.99%	5.20%	5.08%	3.28%

Ratios to Average Net Assets
Total expenses	0.11%[2]	0.10%	0.10%	0.12%	0.11%	0.10%

Total expenses after fees waived	0.01%[2]	0.05%	0.05%	0.07%	0.08%	0.03%
Net investment income	0.11%[2]	0.12%	0.59%	4.93%	4.90%	3.16%

Supplemental Data
Net assets, end of period (000)	$26,543	$656,444	$1,717,936	$107,835	$167,285	$394,467

	Money Market Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)

		Year Ended December 31,
		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.11%[1]	0.48%	2.90%[3]	5.40%	5.13%	3.28%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[2]	0.07%	0.07%	0.07%	0.08%	0.05%

Net investment income	0.22%[2]	0.48%	2.88%	5.23%	4.99%	3.27%

Supplemental Data
Net assets, end of period (000)	$14,688,195	$21,134,748	$22,488,961	$31,492,404	$6,924,965	$6,302,583

1	Aggregate total investment return.

2	Annualized.

3	For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by the investment advisor at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% .

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	47

Financial Highlights (concluded)	Master Investment Portfolio

	Prime Money Market Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.10%[1]	0.37%	2.88%[2]	5.37%	5.11%	3.26%

Ratios to Average Net Assets
Total expenses	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[3]	0.07%	0.06%	0.07%	0.08%	0.08%

Net investment income	0.21%[3]	0.41%	2.77%	5.23%	4.95%	3.22%

Supplemental Data
Net assets, end of period (000)	$11,342,325	$12,208,516	$16,570,735	$11,022,281	$8,273,083	$11,493,387

	Treasury Money Market Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.06%[1]	0.11%	1.64%	4.98%	5.04%	3.20%

Ratios to Average Net Assets
Total expenses	0.10%[3]	0.10%	0.10%	0.12%	0.13%	0.10%

Total expenses after fees waived	0.04%[3]	0.05%	0.02%	0.01%	0.00%	0.00%

Net investment income	0.12%[3]	0.10%	0.48%	4.81%	5.03%	3.99%

Supplemental Data
Net assets, end of period (000)	$5,781,039	$4,288,938	$1,650,804	$203,422	$185,484	$103,493

1	Aggregate total investment return.

2	For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by the investment advisor at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.87%.

3	Annualized.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each a “Master Portfolio” and together, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Master Portfolios seek to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolios may invest in repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio are classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolios’ U.S. federal tax returns remains open for the four years ended December 31, 2009. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Government Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Other: Expenses directly related to each Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

MIP entered into an investment advisory agreement with BlackRock Fund Advisors (the “Manager”), the Master Portfolios’ investment advisor, an indirect wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such

BLACKROCK FUNDS III	JUNE 30, 2010	49

Notes to Financial Statements (concluded)	Master Investment Portfolio

services, each Fund pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its advisory fees through April 30, 2012. After giving effect to such contractual arrangement, the advisory fee of 0.10% will be waived to 0.07% . For the six months ended June 30, 2010, the amounts included in fees waived by advisor in the Statements of Operations are as follows:

Government Money Market Master Portfolio	$126,907
Money Market Master Portfolio	$2,800,711
Prime Money Market Master Portfolio	$1,766,130
Treasury Money Market Master Portfolio	$1,279,305

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses, through April 30, 2012, and are shown as fees waived by advisor in the Statements of Operations.

The Manager has voluntarily agreed to waive advisory fees to enable the Trusts to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor. The Manager may discontinue the waiver at any time. For the period ended June 30, 2010, such waiver amounts are as follows:

Government Money Market Master Portfolio	$12,996
Money Market Master Portfolio	$145,463
Prime Money Market Master Portfolio	$94,049
Treasury Money Market Master Portfolio	$37,847

These contractual waivers are effective through April 30, 2012.

MIP entered into administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolios. BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds. As of June 30, 2010, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio.

4. Subsequent Event:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	BLACKROCK FUNDS III	JUNE 30, 2010

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Anne Ackerley, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Brian Schmidt, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

State Street Bank and Trust Company

Boston, MA 02101

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

SEI Investments Distribution Company

Oaks, PA 19456

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP

San Francisco, CA 94111

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

c/o the Distributor

One Freedom Valley Drive

Oaks, PA 19456

BLACKROCK FUNDS III	JUNE 30, 2010	51

Additional Information

General Information

Availability of Quarterly Portfolio Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (877) 244-1544.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (877) 244-1544; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (877) 244-1544 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Availability of Proxy Voting Record

Information about how each Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (877) 244-1544 and (2) on the SEC’s website at http://www.sec.gov.

52	BLACKROCK FUNDS III	JUNE 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2010	53

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#MMF4-6/10

LifePath® Portfolios OF BLACKROCK FUNDS III

SEMI-ANNUAL REPORT JUNE 30, 2010  |  (UNAUDITED)

LifePath® 2025 Portfolio

LifePath® 2035 Portfolio

LifePath® 2045 Portfolio

LifePath® 2055 Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

SEMI-ANNUAL REPORT	June 30, 2010	2

About Portfolio Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25%. Investor A Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The LifePath Portfolios’ administrator waived a portion of each LifePath Portfolio’s expenses. Without such waiver, each LifePath Portfolio’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

3	SEMI-ANNUAL REPORT	June 30, 2010

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2010 (Unaudited)	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Assets
Capital shares sold receivable	$100,000	$100,000	$100,000	$100,000

Total assets	$100,000	$100,000	$100,000	$100,000

Net Assets	$100,000	$100,000	$100,000	$100,000

Net Assets Consist of
Paid-in capital	$100,000	$100,000	$100,000	$100,000

Net Assets	$100,000	$100,000	$100,000	$100,000

Net Asset Value
Institutional:
Net assets	$20,000	$20,000	$20,000	$20,000

Shares outstanding, unlimited number of shares authorized, no par value	2,000	2,000	2,000	2,000

Net asset value	$10.00	$10.00	$10.00	$10.00

Investor A:
Net assets	$20,000	$20,000	$20,000	$20,000

Shares outstanding, unlimited number of shares authorized, no par value	2,000	2,000	2,000	2,000

Net asset value	$10.00	$10.00	$10.00	$10.00

Investor C:
Net assets	$20,000	$20,000	$20,000	$20,000

Shares outstanding, unlimited number of shares authorized, no par value	2,000	2,000	2,000	2,000

Net asset value	$10.00	$10.00	$10.00	$10.00

Class K:
Net assets	$20,000	$20,000	$20,000	$20,000

Shares outstanding, unlimited number of shares authorized, no par value	2,000	2,000	2,000	2,000

Net asset value	$10.00	$10.00	$10.00	$10.00

Class R:
Net assets	$20,000	$20,000	$20,000	$20,000

Shares outstanding, unlimited number of shares authorized, no par value	2,000	2,000	2,000	2,000

Net asset value	$10.00	$10.00	$10.00	$10.00

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	June 30, 2010	4

Statements of Changes in Net Assets	BlackRock Funds III

	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Increase (Decrease) in Net Assets:	Period Ended June 30, 2010[1] (Unaudited)	Period Ended June 30, 2010[1] (Unaudited)	Period Ended June 30, 2010[1] (Unaudited)	Period Ended June 30, 2010[1] (Unaudited)
Capital Share Transactions
Net increase in net assets derived from capital share transactions	$100,000	$100,000	$100,000	$100,000

Net Assets
Total increase in net assets	100,000	100,000	100,000	100,000
Beginning of period	—	—	—	—

End of period	$100,000	$100,000	$100,000	$100,000

[1]	Commencement of operations.

See Notes to Financial Statements.

5	SEMI-ANNUAL REPORT	June 30, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The LifePath Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements and these accompanying notes relate to four series of the Trust: LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio (each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”). The LifePath Portfolios commenced operations on June 30, 2010. Each LifePath Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a separate series of Master Investment Portfolio (“MIP”): LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios commenced operations on June 30, 2010. Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The performance of a LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio.

Each LifePath Portfolio offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the LifePath Portfolios:

Valuation: Each LifePath Portfolio’s policy is to fair value its financial instruments at market value. Each LifePath Portfolio records its investments in its corresponding Master Portfolio at fair value based on the LifePath Portfolio’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

SEMI-ANNUAL REPORT	June 30, 2010	6

Notes to Financial Statements (continued)

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are recorded on the dates the transactions are entered into (the trade dates). Each LifePath Portfolio records daily its proportionate share of its Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each LifePath Portfolio accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income, if any, are declared and paid quarterly. Distributions of realized capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends are determined separately for each class based on income and expenses allocable to each class.

Income Taxes: It is the LifePath Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a LifePath Portfolio or its share classes are charged to that LifePath Portfolio or share class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each LifePath Portfolio are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC is entitled to receive for these administration services an annual fee of

7	SEMI-ANNUAL REPORT	June 30, 2010

Notes to Financial Statements (continued)

0.50% of the average daily net assets of each LifePath Portfolio’s Institutional, Investor A, Investor C and Class R Shares and 0.15% of the average daily net assets of Class K Shares. BTC may delegate certain of its administration duties to sub-administrators. As of June 30, 2010, the LifePath Portfolios did not have any accrued expenses.

From time to time, BTC may also voluntarily waive such fees in whole or in part.

The LifePath Portfolios entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the LifePath Portfolios pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the share classes as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each LifePath Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Class R shareholders.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

SEMI-ANNUAL REPORT	June 30, 2010	8

Notes to Financial Statements (continued)

3. Capital Share Transactions:

Transactions in shares for each share class were as follows:

	Period Ended June 30, 2010[1]
LifePath 2025 Portfolio	Shares	Amount
Institutional
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor A
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class K
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class R
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

1	Commencement of operations.

9	SEMI-ANNUAL REPORT	June 30, 2010

Notes to Financial Statements (continued)

	Period Ended June 30, 2010[1]
LifePath 2035 Portfolio	Shares	Amount
Institutional
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor A
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class K
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class R
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

1	Commencement of operations.

SEMI-ANNUAL REPORT	June 30, 2010	10

Notes to Financial Statements (continued)

	Period Ended June 30, 2010[1]
LifePath 2045 Portfolio	Shares	Amount
Institutional
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor A
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class K
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class R
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

1	Commencement of operations.

11	SEMI-ANNUAL REPORT	June 30, 2010

Notes to Financial Statements (continued)

	Period Ended June 30, 2010[1]
LifePath 2055 Portfolio	Shares	Amount
Institutional
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor A
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class K
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class R
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

1	Commencement of operations.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	June 30, 2010	12

Master Portfolio Information as of June 30, 2010	Master Investment Portfolio

Portfolio Composition

LifePath 2025 Master Portfolio Asset Mix	Percent of Long-Term Investments	LifePath 2035 Master Portfolio Asset Mix	Percent of Long-Term Investments
Foreign Equity	59%	Foreign Equity	65%
Domestic Equity	29	Domestic Equity	30
Domestic Fixed Income	12	Domestic Fixed Income	5

LifePath 2045 Master Portfolio Asset Mix	Percent of Long-Term Investments	LifePath 2055 Master Portfolio Asset Mix	Percent of Long-Term Investments
Foreign Equity	70%	Foreign Equity	69%
Domestic Equity	30	Domestic Equity	31

13	SEMI-ANNUAL REPORT	June 30, 2010

Schedules of Investments June 30, 2010 (Unaudited)	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Exchange-Traded Funds — 35.5%
iShares Barclays TIPS Bond Fund(a)	45	$4,811
iShares Cohen & Steers Realty Majors Index Fund(a)	38	2,087
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	123	3,085
iShares MSCI Canada Index Fund(a)	64	1,588
iShares MSCI EAFE Index Fund(a)	258	12,000
iShares MSCI EAFE Small Cap Index Fund(a)	49	1,593
iShares MSCI Emerging Markets Index Fund(a)	124	4,628
iShares S&P MidCap 400 Index Fund(a)	89	6,330
iShares S&P SmallCap 600 Index Fund(a)	53	2,869

Total Exchange-Traded Funds (Cost — $ 39,288*)		38,991

Total Affiliated Investment Companies — 35.5%		38,991
Other Assets in Excess of Liabilities — 64.5%		70,712

Net Assets — 100.0%		$109,703

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$39,288

Gross unrealized appreciation	$—
Gross unrealized depreciation	(297)

Net unrealized depreciation	$(297)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010
iShares Barlcays TIPS Bond Fund	45	—	45	$4,811
iShares Cohen & Steers Realty Majors Index
Fund	38	—	38	$2,087
iShares FTSE EPRA/NAREIT Developed
Real Estate ex-U.S. Index Fund	123	—	123	$3,085
iShares MSCI Canada Index Fund	64	—	64	$1,588
iShares MSCI EAFE Index Fund	258	—	258	$12,000
iShares MSCI EAFE Small Cap Index Fund	49	—	49	$1,593
iShares MSCI Emerging Markets Index Fund	124	—	124	$4,628
iShares S&P MidCap 400 Index Fund	89	—	89	$6,330
iShares S&P SmallCap 600 Index Fund	53	—	53	$2,869

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

SEMI-ANNUAL REPORT	June 30, 2010	14

Schedules of Investments (concluded)	LifePath 2025 Master Portfolio

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded
Funds	$38,991	—	—	$38,991

15	SEMI-ANNUAL REPORT	June 30, 2010

Schedules of Investments June 30, 2010 (Unaudited)	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Exchange-Traded Funds — 39.5%
iShares Barclays TIPS Bond Fund(a)	22	$2,352
iShares Cohen & Steers Realty Majors Index Fund(a)	53	2,910
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	171	4,289
iShares MSCI Canada Index Fund(a)	77	1,911
iShares MSCI EAFE Index Fund(a)	311	14,464
iShares MSCI EAFE Small Cap Index Fund(a)	59	1,919
iShares MSCI Emerging Markets Index Fund(a)	149	5,561
iShares S&P MidCap 400 Index Fund(a)	96	6,828
iShares S&P SmallCap 600 Index Fund(a)	57	3,086

Total Exchange-Traded Funds (Cost — $ 43,684*)		43,320

Total Affiliated Investment Companies — 39.5%		43,320
Other Assets in Excess of Liabilities — 60.5%		66,316

Net Assets — 100.0%		$109,636

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$43,684

Gross unrealized appreciation	$—
Gross unrealized depreciation	(364)

Net unrealized depreciation	$(364)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010
iShares Barlcays TIPS Bond Fund	22	—	22	$2,352
iShares Cohen & Steers Realty Majors Index Fund	53	—	53	$2,910
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	171	—	171	$4,289
iShares MSCI Canada Index Fund	77	—	77	$1,911
iShares MSCI EAFE Index Fund	311	—	311	$14,464
iShares MSCI EAFE Small Cap Index Fund	59	—	59	$1,919
iShares MSCI Emerging Markets Index Fund	149	—	149	$5,561
iShares S&P MidCap 400 Index Fund	96	—	96	$6,828
iShares S&P SmallCap 600 Index Fund	57	—	57	$3,086

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

SEMI-ANNUAL REPORT	June 30, 2010	16

Schedules of Investments (concluded)	LifePath 2035 Master Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:

Long-Term Investments:
Exchange Traded Funds	$43,320	—	—	$43,320

17	SEMI-ANNUAL REPORT	June 30, 2010

Schedules of Investments June 30, 2010 (Unaudited)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Exchange-Traded Funds — 42.7%
iShares Cohen & Steers Realty Majors Index Fund(a)	65	$3,569
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	212	5,317
iShares MSCI Canada Index Fund(a)	88	2,184
iShares MSCI EAFE Index Fund(a)	356	16,558
iShares MSCI EAFE Small Cap Index Fund(a)	68	2,211
iShares MSCI Emerging Markets Index Fund(a)	170	6,344
iShares S&P MidCap 400 Index Fund(a)	103	7,325
iShares S&P SmallCap 600 Index Fund(a)	61	3,303

Total Exchange-Traded Funds (Cost — $ 47,233*)		46,811

Total Affiliated Investment Companies — 42.7%		46,811
Other Assets in Excess of Liabilities — 57.3%		62,767

Net Assets — 100.0%		$109,578

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$47,233

Gross unrealized appreciation	$—
Gross unrealized depreciation	(422)

Net unrealized depreciation	$(422)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010
iShares Cohen & Steers Realty Majors
Index Fund	65	—	65	$3,569
iShares FTSE EPRA/NAREIT Developed
Real Estate ex-U.S. Index Fund	212	—	212	$5,317
iShares MSCI Canada Index Fund	88	—	88	$2,184
iShares MSCI EAFE Index Fund	356	—	356	$16,558
iShares MSCI EAFE Small Cap Index Fund	68	—	68	$2,211
iShares MSCI Emerging Markets Index
Fund	170	—	170	$6,344
iShares S&P MidCap 400 Index Fund	103	—	103	$7,325
iShares S&P SmallCap 600 Index Fund	61	—	61	$3,303

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

SEMI-ANNUAL REPORT	June 30, 2010	18

Schedules of Investments (concluded)	LifePath 2045 Master Portfolio

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:

Long-Term Investments:
Exchange Traded
Funds	$46,811	—	—	$46,811

19	SEMI-ANNUAL REPORT	June 30, 2010

Schedules of Investments June 30, 2010 (Unaudited)	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Exchange-Traded Funds — 46.8%
iShares Cohen & Steers Realty Majors Index Fund(a)	70	$3,844
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	227	5,693
iShares MSCI Canada Index Fund(a)	95	2,358
iShares MSCI EAFE Index Fund(a)	384	17,860
iShares MSCI EAFE Small Cap Index Fund(a)	73	2,374
iShares MSCI Emerging Markets Index Fund(a)	184	6,867
iShares S&P MidCap 400 Index Fund(a)	119	8,463
iShares S&P SmallCap 600 Index Fund(a)	71	3,844

Total Exchange-Traded Funds (Cost — $ 51,757*)		51,303

Total Affiliated Investment Companies — 46.8%		51,303
Other Assets in Excess of Liabilities — 53.2%		58,243

Net Assets — 100.0%		$109,546

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,757

Gross unrealized appreciation	$—
Gross unrealized depreciation	(454)

Net unrealized depreciation	$(454)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010
iShares Cohen & Steers Realty Majors Index Fund	70	—	70	$3,844
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	227	—	227	$5,693
iShares MSCI Canada Index Fund	95	—	95	$2,358
iShares MSCI EAFE Index Fund	384	—	384	$17,860
iShares MSCI EAFE Small Cap Index Fund	73	—	73	$2,374
iShares MSCI Emerging Markets Index Fund	184	—	184	$6,867
iShares S&P MidCap 400 Index Fund	119	—	119	$8,463
iShares S&P SmallCap 600 Index Fund	71	—	71	$3,844

Fair Value Measurements —Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

SEMI-ANNUAL REPORT	June 30, 2010	20

Schedules of Investments (concluded)	LifePath 2055 Master Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:

Long-Term Investments:
Exchange Traded Funds	$51,303	—	—	$51,303

21	SEMI-ANNUAL REPORT	June 30, 2010

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2010 (Unaudited)	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Assets
Investments at value - affiliated[1]	$38,991	$43,320	$46,811	$51,303
Contributions receivable from investors	110,000	110,000	110,000	110,000

Total assets	148,991	153,320	156,811	161,303

Liabilities
Investments purchased payable	39,288	43,684	47,233	51,757

Total liabilities	39,288	43,684	47,233	51,757

Net Assets	$109,703	$109,636	$109,578	$109,546

Net Assets Consist of
Investors’ capital	$110,000	$110,000	$110,000	$110,000
Net unrealized appreciation/depreciation	(297)	(364)	(422)	(454)

Net Assets	$109,703	$109,636	$109,578	$109,546

[1]Investments at cost - affiliated	$39,288	$43,684	$47,233	$51,757

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	June 30, 2010	22

Statements of Operations	Master Investment Portfolio

Period Ended June 30, 2010[1] (Unaudited)	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Unrealized Gain (Loss)
Net change in unrealized appreciation/depreciation on investments - affiliated	$(297)	$(364)	$(422)	$(454)

Net Decrease in Net Assets Resulting from Operations	$(297)	$(364)	$(422)	$(454)

1	Commencement of operations.

See Notes to Financial Statements.

23	SEMI-ANNUAL REPORT	June 30, 2010

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Increase (Decrease) in Net Assets:	Period Ended June 30, 2010[1] (Unaudited)	Period Ended June 30, 2010[1] (Unaudited)	Period Ended June 30, 2010[1] (Unaudited)	Period Ended June 30, 2010[1] (Unaudited)
Operations
Net change in unrealized appreciation/depreciation	$(297)	$(364)	$(422)	$(454)

Net decrease in net assets resulting from operations	(297)	(364)	(422)	(454)

Capital Transactions
Net increase in net assets derived from capital transactions	110,000	110,000	110,000	110,000

Net Assets
Total increase in net assets	109,703	109,636	109,578	109,546
Beginning of period	—	—	—	—

End of period	$109,703	$109,636	$109,578	$109,546

1	Commencement of operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	June 30, 2010	24

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2050 Master Portfolio. (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios commenced operations on June 30, 2010. The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the Master Portfolios seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2010, the Master Portfolios were not invested in the Active Stock Master Portfolio or the CoreAlpha Bond Master Portfolio.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ policy is to fair value their financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board of Trustees (the “Board”). Equity investments, including exchange-traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid or ask price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day.

25	SEMI-ANNUAL REPORT	June 30, 2010

Notes to Financial Statements (continued)

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for a Fair Value Assets, BFA seeks to determine the price that each Master Portfolios might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that BFA deems relevant. The pricing of Fair Value Assets is subsequently reported to the Board.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

SEMI-ANNUAL REPORT	June 30, 2010	26

Notes to Financial Statements (continued)

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA. Pursuant to the investment advisory agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolios. BFA is entitled to receive an annual investment advisory fee of 0.35% of the average daily net assets of each of the Master Portfolios. As of June 30, 2010, the Master Portfolios did not have any accrued expenses.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

BFA contractually agreed to waive investment advisory fees charged to the Master Portfolios in an amount equal to advisory fees and administration fees, if any received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest. BFA has also contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolios.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

27	SEMI-ANNUAL REPORT	June 30, 2010

Notes to Financial Statements (concluded)

3. Investments:

Purchases of investments excluding short-term securities for the period ended June 30, 2010, were as follows:

Purchases
LifePath 2025 Master Portfolio	$39,288
LifePath 2035 Master Portfolio	$43,684
LifePath 2045 Master Portfolio	$47,233
LifePath 2055 Master Portfolio	$51,757

4. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SEMI-ANNUAL REPORT	June 30, 2010	28

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on May 18-19, 2010 to consider the approval of the Master Fund’s proposed investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund. The Agreement was the same agreement that had previously been approved by the Board of the Master Fund with respect to each of the other master portfolios of the Master Fund. Each of LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolios. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.” The Master Portfolios and the Portfolios commenced operations in June 2010.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other funds managed by BlackRock or other BlackRock advisors, who are not “interested persons” of their respective funds.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on May 18-19, 2010, the Board reviewed materials relating to its consideration of the Agreement with respect to

29	SEMI-ANNUAL REPORT	June 30, 2010

Disclosure of Investment Advisory Agreement (continued)

the Master Portfolios. The Board considered all factors it believed relevant with respect to the Master Portfolios and the Portfolios, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) economies of scale; (e) possible alternatives to the proposed Agreement; (f) the policies and practices of BlackRock with respect to portfolio transactions for the Master Portfolios; and (g) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the May 2010 meeting relating to its consideration of the Agreement, including (a) fees and estimated expense ratios of each class of the Master Portfolios and the Portfolios, as applicable, and for certain classes of the Portfolios, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Master Portfolios and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; (d) information regarding compliance records and regulatory matters relating to BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.

A. Nature, Extent and Quality of the Services

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to each Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing each Master Portfolio, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to each Master Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolios was consistent with each Master Portfolio’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related interestholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates and significant shareholders to the Master Portfolios and the Portfolios. The Board evaluated the procedures of BlackRock designed to fulfill its

SEMI-ANNUAL REPORT	June 30, 2010	30

Disclosure of Investment Advisory Agreement (continued)

fiduciary duty to the Master Portfolios with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for each Master Portfolio. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Master Portfolios. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolios because the Master Portfolios were newly organized and had not yet commenced operations as of the May 2010 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios

In connection with the initial approval of the Agreement with respect to the Master Portfolios, the Board, including the Independent Board Members, reviewed each Master Portfolio’s actual advisory fee rates compared with the other funds in a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared each Portfolio’s estimated total expense ratios to those of its Peers. The Board considered the fee waivers and expense reimbursement arrangements in place, including BlackRock’s contractual agreement, with respect to each Master Portfolio, to waive its management fee at the Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BlackRock or BlackRock Institutional Trust Company, N.A. (“BTC”) from each investment company in which the Master Portfolio invests through April 30, 2012. The Board also noted that BTC and BlackRock have contractually agreed to reimburse, or provide offsetting credits to, the Portfolios and the Master Portfolios, as applicable, for “independent expenses,” which include the Portfolios’ allocable portion of the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the independent registered public accounting firm that provides audit services to the Portfolios and the Master Portfolios, through April 30, 2012. Additionally, the Board considered information about the services rendered, and the fee rates offered, to other clients advised by BlackRock.

31	SEMI-ANNUAL REPORT	June 30, 2010

Disclosure of Investment Advisory Agreement (continued)

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolios and the Portfolios had not commenced operations as of the date of the May 2010 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Master Portfolios and the Portfolios.

BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Master Portfolios in tandem with other portfolios of the Master Fund. Since the Master Portfolios are newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Master Portfolios grow and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolios and the Portfolios, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Master Portfolios and Portfolios were consistent with those generally available to other mutual fund sponsors.

SEMI-ANNUAL REPORT	June 30, 2010	32

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a two-year term ending May 19, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its interestholders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

33	SEMI-ANNUAL REPORT	June 30, 2010

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Anne Ackerley, President and Chief Executive Officer

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

San Francisco, CA 94111

Address of the Funds

c/o BlackRock Investments, LLC

40 East 52nd Street

New York, NY 10022

SEMI-ANNUAL REPORT	June 30, 2010	34

Additional Information

General Information

Availability of Quarterly Portfolio Schedule

The Portfolio/Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolio’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Portfolio/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Portfolio/Master Portfolio votes proxies relating to securities held in the Portfolio’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

35	SEMI-ANNUAL REPORT	June 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	June 30, 2010	36

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the LifePath Portfolios unless accompanied or preceded by that LifePath Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LIFEPATH5-6/10

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2010